Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (5.1%)
	BHP Group Ltd.	10,102,569	314,411
	Commonwealth Bank of Australia	3,387,228	240,997
	CSL Ltd.	967,126	174,195
	National Australia Bank Ltd.	6,304,106	120,762
	Westpac Banking Corp.	7,009,445	105,358
	ANZ Group Holdings Ltd.	6,034,384	104,692
	Woodside Energy Group Ltd.	3,795,796	97,837
	Macquarie Group Ltd.	715,703	84,403
	Wesfarmers Ltd.	2,272,421	75,926
	Woolworths Group Ltd.	2,450,839	63,645
	Transurban Group	6,201,440	59,875
	Rio Tinto Ltd.	745,856	59,060
	Goodman Group	3,710,116	51,300
	Fortescue Metals Group Ltd.	3,195,556	46,977
	Aristocrat Leisure Ltd.	1,322,643	35,030
	Santos Ltd.	6,018,292	32,384
	Newcrest Mining Ltd. (XASX)	1,795,465	32,205
	QBE Insurance Group Ltd.	2,996,440	31,813
	Coles Group Ltd.	2,570,456	31,433
	Amcor plc GDR	2,981,465	30,648
	Brambles Ltd.	2,794,706	26,440
*	James Hardie Industries plc GDR	895,042	26,231
	Suncorp Group Ltd.	2,556,316	24,495
	South32 Ltd.	9,166,324	24,137
	Telstra Group Ltd.	8,132,463	23,277
	Sonic Healthcare Ltd.	900,030	21,266
*	Xero Ltd.	255,627	21,013
	Cochlear Ltd.	129,089	20,767
	Scentre Group	10,506,147	19,881
	Origin Energy Ltd.	3,456,809	19,680
	Insurance Australia Group Ltd.	4,926,029	19,665
	Pilbara Minerals Ltd.	5,730,188	18,747
	Anglogold Ltd.	842,147	18,679
	WiseTech Global Ltd.	320,380	18,502
	Computershare Ltd. (XASX)	1,080,605	18,225
	Northern Star Resources Ltd.	2,258,302	17,629
	Mineral Resources Ltd.	343,286	16,586
	ASX Ltd.	390,530	16,316
	APA Group	2,387,956	16,064
	Lottery Corp. Ltd.	4,507,617	15,686
	Ramsay Health Care Ltd.	353,539	14,010
	Stockland	4,825,143	13,713

		Shares	Market Value ($000)
	BlueScope Steel Ltd.	926,359	13,661
	Medibank Pvt Ltd.	5,565,731	13,140
	Mirvac Group	7,951,484	12,534
	Atlas Arteria Ltd.	2,933,600	12,401
	carsales.com Ltd.	725,380	12,125
	Dexus	2,176,091	12,044
	Washington H Soul Pattinson & Co. Ltd.	535,761	11,887
	SEEK Ltd.	704,380	11,813
*	Allkem Ltd.	1,173,038	11,744
	IGO Ltd.	1,249,064	11,672
	Endeavour Group Ltd.	2,769,162	11,318
	GPT Group	3,868,059	11,306
	Treasury Wine Estates Ltd.	1,451,049	10,983
	REA Group Ltd.	101,914	10,804
	Ampol Ltd.	479,732	10,624
	Vicinity Ltd.	7,604,606	10,111
	AGL Energy Ltd.	1,209,508	9,913
	Orica Ltd.	914,472	9,703
	Aurizon Holdings Ltd.	3,566,120	9,139
	IDP Education Ltd.	535,204	8,969
	Worley Ltd.	756,041	8,848
*	NEXTDC Ltd.	1,027,913	8,822
	Evolution Mining Ltd.	3,496,105	8,777
	Cleanaway Waste Management Ltd.	4,510,350	8,372
*	Lynas Rare Earths Ltd.	1,825,628	8,274
	Lendlease Corp. Ltd.	1,387,108	8,064
	Steadfast Group Ltd.	2,053,852	8,058
	Incitec Pivot Ltd.	3,908,812	7,951
	ALS Ltd.	968,596	7,661
	Charter Hall Group	952,024	7,338
*	Qantas Airways Ltd.	1,653,046	7,263
	Bendigo & Adelaide Bank Ltd.	1,144,278	7,206
	Whitehaven Coal Ltd.	1,491,936	6,971
	JB Hi-Fi Ltd.	219,282	6,744
	Qube Holdings Ltd.	3,350,839	6,633
	Challenger Ltd.	1,347,519	6,513
	Altium Ltd.	237,158	6,103
	Iluka Resources Ltd.	853,945	5,898
	Reece Ltd.	434,461	5,737
	Bank of Queensland Ltd.	1,310,365	5,325
	Seven Group Holdings Ltd.	287,995	5,084
*	Flight Centre Travel Group Ltd.	313,202	4,929
	Alumina Ltd.	5,025,290	4,851
	Metcash Ltd.	1,942,466	4,704
	AMP Ltd.	6,008,980	4,573
	Ansell Ltd.	257,568	4,183
	Domino's Pizza Enterprises Ltd.	124,985	4,135
	Orora Ltd.	1,691,126	4,085
	Downer EDI Ltd.	1,367,238	4,042
	Beach Energy Ltd.	3,615,160	3,942
	Pro Medicus Ltd.	84,316	3,905
	Perpetual Ltd.	227,735	3,780
	Region RE Ltd.	2,278,085	3,711
	CSR Ltd.	949,745	3,664
	New Hope Corp. Ltd.	990,165	3,546
	Sims Ltd.	330,297	3,369
	Tabcorp Holdings Ltd.	4,528,357	3,212
	Harvey Norman Holdings Ltd.	1,177,616	2,996

		Shares	Market Value ($000)
	Nufarm Ltd.	773,641	2,801
	Deterra Royalties Ltd.	844,260	2,676
	Insignia Financial Ltd.	1,289,573	2,591
	TPG Telecom Ltd.	736,846	2,488
*	Star Entertainment Group Ltd.	2,754,987	1,948
*	Boral Ltd.	657,906	1,932
	Magellan Financial Group Ltd.	275,389	1,731
	Adbri Ltd.	914,595	1,533
	Domain Holdings Australia Ltd.	494,305	1,354
[1]	Yancoal Australia Ltd.	321,867	1,105
	Platinum Asset Management Ltd.	1,024,622	1,093
			2,690,372
Austria (0.1%)
	Erste Group Bank AG	662,510	25,040
	OMV AG	285,612	12,868
	Verbund AG	133,048	11,024
	voestalpine AG	228,230	7,542
	ANDRITZ AG	138,848	7,331
*	Raiffeisen Bank International AG	260,252	4,208
	Telekom Austria AG Class A	264,984	2,017
			70,030
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,737,782	99,411
*	Argenx SE	116,317	58,582
	KBC Group NV	493,158	37,117
	UCB SA	244,359	21,637
	Solvay SA	140,197	16,837
	Groupe Bruxelles Lambert NV	193,946	15,692
	Ageas SA	331,056	14,015
	Umicore SA	412,489	12,216
	Elia Group SA	75,815	9,335
	Warehouses De Pauw CVA	314,035	9,279
	D'ieteren Group	46,080	8,048
	Ackermans & van Haaren NV	44,659	7,776
	Sofina SA	30,421	7,233
	Lotus Bakeries NV	811	6,490
	Proximus SADP	277,536	2,128
			325,796
Brazil (1.7%)
	Vale SA	5,939,187	86,863
	Petroleo Brasileiro SA ADR	3,036,130	40,077
	Petroleo Brasileiro SA Preference Shares	5,976,812	39,321
	B3 SA - Brasil Bolsa Balcao	11,526,615	36,320
	Petroleo Brasileiro SA	4,686,871	34,502
	Itau Unibanco Holding SA ADR	5,738,791	34,490
	Vale SA Class B ADR	1,920,931	28,103
	Weg SA	2,972,588	25,095
	Itau Unibanco Holding SA Preference Shares	4,074,782	24,679
	Localiza Rent a Car SA (BVMF)	1,686,001	23,967
	Banco Bradesco SA ADR	6,258,983	22,094
	Itausa SA Preference Shares	10,418,711	21,636
	Centrais Eletricas Brasileiras SA	2,636,325	21,548
	Banco Do Brasil SA	1,714,585	17,473
	Banco BTG Pactual SA.	2,341,852	16,843
	Ambev SA	5,267,937	16,554
	Banco Bradesco SA Preference Shares	4,537,274	15,985
	Petroleo Brasileiro SA ADR (XNYS)	1,009,524	14,820

		Shares	Market Value ($000)
	Suzano SA	1,416,288	14,397
	Raia Drogasil SA	2,219,148	13,595
*	PRIO SA	1,343,600	12,962
	Equatorial Energia SA	1,743,419	12,366
	Rumo SA	2,505,505	12,314
[2]	Rede D'Or Sao Luiz SA	1,556,660	11,851
	Ambev SA ADR	3,467,074	10,817
	JBS SA	2,722,970	10,814
	Cosan SA	2,428,108	10,239
*,2	Hapvida Participacoes e Investimentos SA	9,474,747	9,618
	BB Seguridade Participacoes SA	1,339,760	8,817
	Cia de Saneamento Basico do Estado de Sao Paulo	682,685	8,388
	Vibra Energia SA	2,242,453	8,123
	Lojas Renner SA	1,953,526	7,746
	Banco Bradesco SA	2,415,802	7,587
	Gerdau SA Preference Shares	1,218,679	7,538
*	Natura & Co. Holding SA	1,943,423	7,509
	Hypera SA	815,694	7,462
	Klabin SA	1,520,480	7,395
*	Eneva SA	2,485,888	7,029
	Ultrapar Participacoes SA	1,657,692	6,622
	CCR SA	2,267,951	6,374
	Energisa SA	589,524	6,257
	Sendas Distribuidora SA	2,154,739	6,138
	Gerdau SA ADR	964,504	5,932
	Telefonica Brasil SA	660,155	5,879
*	Embraer SA	1,489,952	5,832
	Totvs SA	901,491	5,637
*	BRF SA	2,552,859	5,269
	Centrais Eletricas Brasileiras SA Preference Shares Class B	567,966	5,240
	Cia Energetica de Minas Gerais Preference Shares	1,778,313	4,765
	TIM SA	1,501,430	4,553
	Banco Santander Brasil SA	732,953	4,427
*	Magazine Luiza SA	6,105,715	4,326
	Itau Unibanco Holding SA	823,223	4,309
	Metalurgica Gerdau SA Preference Shares	1,308,900	3,806
	Engie Brasil Energia SA	359,110	3,345
	Transmissora Alianca de Energia Eletrica SA	433,656	3,301
	Atacadao SA	1,100,912	3,194
[2]	GPS Participacoes e Empreendimentos SA	831,700	3,066
	Multiplan Empreendimentos Imobiliarios SA	547,017	3,055
	CPFL Energia SA	375,000	2,837
	Bradespar SA Preference Shares	512,090	2,544
	Cia Paranaense de Energia Preference Shares	1,406,200	2,486
	Cia Energetica de Minas Gerais	632,039	2,465
	Cia Paranaense de Energia ADR	273,148	2,365
	Sao Martinho SA	333,000	2,357
	M Dias Branco SA	260,186	2,296
	Cielo SA	2,241,476	2,237
	Porto Seguro SA	360,724	2,184
	GRUPO DE MODA SOMA SA	918,700	2,184
	Auren Energia SA	724,984	2,146
	Cia Energetica de Minas Gerais ADR	785,165	2,065
	Petroreconcavo SA	405,000	1,969
	Caixa Seguridade Participacoes SA	858,900	1,960
	SLC Agricola SA	212,270	1,959
	Neoenergia SA	473,200	1,956

		Shares	Market Value ($000)
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	365,896	1,942
	Cia Siderurgica Nacional SA	661,251	1,935
[1]	Telefonica Brasil SA ADR	210,181	1,887
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	676,252	1,708
	Unipar Carbocloro SA Preference Shares Class B	99,089	1,696
	Cia Siderurgica Nacional SA ADR	562,004	1,658
[1]	Sendas Distribuidora SA ADR	107,761	1,547
*	Braskem SA Preference Shares Class A	256,500	1,378
*	Grupo Mateus SA	809,900	1,357
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	861,300	1,317
*	Smartfit Escola de Ginastica e Danca SA	252,600	1,221
	Dexco SA	673,002	1,191
	Marfrig Global Foods SA	640,700	1,005
	CSN Mineracao SA	1,007,100	948
*	Alpargatas SA Preference Shares	460,200	937
	Cia Paranaense de Energia	527,080	912
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	141,500	711
*,1	Braskem SA Class A ADR	60,561	643
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	544
	Diagnosticos da America SA	168,790	480
[1]	TIM SA ADR	21,923	331
	Bradespar SA	33,240	154
			879,776
Canada (6.2%)
[1]	Royal Bank of Canada	2,784,451	276,048
	Toronto-Dominion Bank	3,651,811	240,823
	Canadian Pacific Kansas City Ltd.	1,867,107	153,628
*	Shopify Inc. Class A	2,265,041	153,012
	Enbridge Inc.	4,033,852	148,304
	Canadian National Railway Co.	1,194,723	144,818
	Canadian Natural Resources Ltd.	2,181,748	132,677
[1]	Bank of Montreal	1,397,732	129,889
	Bank of Nova Scotia	2,394,544	120,576
	Brookfield Corp. Class A	2,993,416	104,491
	Suncor Energy Inc.	2,659,711	83,221
	Constellation Software Inc.	38,387	81,102
	Canadian Imperial Bank of Commerce	1,774,485	78,157
	Alimentation Couche-Tard Inc.	1,507,567	76,324
	Manulife Financial Corp.	3,751,064	74,984
	Waste Connections Inc.	516,796	72,986
	TC Energy Corp.	2,028,163	72,689
	Nutrien Ltd.	1,005,083	69,262
	Sun Life Financial Inc.	1,178,256	62,011
	Franco-Nevada Corp.	382,636	55,835
	Cenovus Energy Inc.	2,793,201	53,125
	National Bank of Canada	675,168	52,881
	Intact Financial Corp.	353,451	52,217
	Agnico Eagle Mines Ltd.	919,681	48,214
	Restaurant Brands International Inc.	611,839	46,840
	Thomson Reuters Corp.	328,946	44,403
*	CGI Inc.	425,010	43,189
	Barrick Gold Corp.	2,497,995	43,154
[1]	Fortis Inc. (XTSE)	964,228	41,102
	Wheaton Precious Metals Corp.	907,108	40,676
	Teck Resources Ltd. Class B	898,651	39,922
	Dollarama Inc.	545,578	35,937

		Shares	Market Value ($000)
	Pembina Pipeline Corp.	1,107,749	35,073
	Magna International Inc.	535,533	34,443
	Fairfax Financial Holdings Ltd.	42,706	34,072
[1]	Power Corp. of Canada	1,082,824	30,679
	Tourmaline Oil Corp.	575,708	29,837
	Loblaw Cos. Ltd.	309,053	27,421
	BCE Inc.	609,458	26,326
	Metro Inc.	470,275	25,310
	Imperial Oil Ltd.	358,934	19,337
	Brookfield Asset Management Ltd. Class A	547,633	18,473
[2]	Hydro One Ltd.	636,396	17,953
	Barrick Gold Corp. (XLON)	1,025,962	17,951
	TELUS Corp.	956,826	17,037
	Great-West Lifeco Inc.	546,337	16,477
	George Weston Ltd.	135,987	15,660
[1]	Canadian Tire Corp. Ltd. Class A	106,020	14,561
	Saputo Inc.	488,224	10,308
[1]	IGM Financial Inc.	164,843	5,137
*	Shopify Inc. Class A (XTSE)	23,130	1,563
	Enbridge Inc. (XTSE)	30,400	1,119
			3,271,234
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	151,337	11,097
	Banco De Chile	87,485,849	9,740
	Sociedad Quimica y Minera de Chile SA ADR	119,767	8,826
	Empresas COPEC SA	976,951	7,494
	Cencosud SA	2,648,061	5,691
*	Enel Americas SA	38,558,799	5,212
	Banco Santander Chile ADR	231,726	4,889
	Empresas CMPC SA	2,443,501	4,823
	Falabella SA	1,612,968	4,460
	Banco de Credito e Inversiones SA	121,836	3,660
	Cia Sud Americana de Vapores SA	35,780,426	2,708
	Enel Chile SA	34,176,284	2,358
	Colbun SA	14,394,990	2,273
	Cia Cervecerias Unidas SA	268,292	2,224
	Embotelladora Andina SA Preference Shares Class B	774,904	2,129
	Quinenco SA	537,243	1,870
	Cencosud Shopping SA	967,439	1,764
	Banco Santander Chile SA	29,997,292	1,602
	CAP SA	145,603	1,111
	Enel Chile SA ADR	323,893	1,104
	Plaza SA	619,015	996
			86,031
China (8.6%)
	Tencent Holdings Ltd.	12,537,904	576,257
*	Alibaba Group Holding Ltd.	34,629,040	442,538
*,2	Meituan Class B	10,729,778	204,833
	China Construction Bank Corp. Class H	182,564,517	106,409
	JD.com Inc. Class A	4,746,963	98,279
	Ping An Insurance Group Co. of China Ltd. Class H	12,225,362	89,083
*	Baidu Inc. Class A	4,502,062	88,019
	NetEase Inc.	3,681,082	80,175
*	PDD Holdings Inc. ADR	877,194	78,790
	Industrial & Commercial Bank of China Ltd. Class H	160,970,655	78,606
	BYD Co. Ltd. Class H	1,867,155	66,504
	Bank of China Ltd. Class H	147,747,284	54,799

		Shares	Market Value ($000)
	Yum China Holdings Inc.	814,093	50,132
*,2	Xiaomi Corp. Class B	29,489,368	46,914
	Kweichow Moutai Co. Ltd. Class A	177,012	46,723
*,2	Kuaishou Technology	5,224,000	45,849
*	Li Auto Inc. ADR	1,028,646	44,026
*	Trip.com Group Ltd.	1,065,385	43,513
*,2	Wuxi Biologics Cayman Inc.	7,146,612	41,242
	China Merchants Bank Co. Ltd. Class H	7,808,341	38,829
*,1	NIO Inc. ADR	2,412,992	36,919
	PetroChina Co. Ltd. Class H	42,080,969	30,855
	ANTA Sports Products Ltd.	2,519,273	29,856
	China Petroleum and Chemical Corp. (Sinopec) Class H	50,940,731	28,529
	Li Ning Co. Ltd.	4,592,802	28,000
	China Life Insurance Co. Ltd. Class H	14,972,183	26,285
	China Resources Land Ltd.	5,547,316	25,885
	ZTO Express Cayman Inc.	873,691	24,199
	China Mengniu Dairy Co. Ltd.	6,191,504	23,516
*,1	XPeng Inc. Class A	2,200,916	23,477
*	KE Holdings Inc. ADR	1,287,203	22,423
	Agricultural Bank of China Ltd. Class H	59,920,835	21,796
	China Shenhua Energy Co. Ltd. Class H	7,179,860	21,521
	Contemporary Amperex Technology Co. Ltd. Class A	618,774	20,631
*	BeiGene Ltd.	1,240,300	20,542
[2]	Nongfu Spring Co. Ltd. Class H	3,512,200	20,478
*	H World Group Ltd. ADR	425,615	20,447
	China Resources Beer Holdings Co. Ltd.	3,165,630	20,396
	Zijin Mining Group Co. Ltd. Class H	10,884,882	18,800
	ENN Energy Holdings Ltd.	1,529,518	18,591
	China Overseas Land & Investment Ltd.	7,753,629	18,393
	Shenzhou International Group Holdings Ltd.	1,528,849	16,228
	Geely Automobile Holdings Ltd.	10,950,097	15,979
	PICC Property & Casualty Co. Ltd. Class H	13,544,470	15,887
*	New Oriental Education & Technology Group Inc.	2,714,650	15,464
*,2	JD Health International Inc.	2,079,623	15,203
	China Pacific Insurance Group Co. Ltd. Class H	5,534,425	14,920
	Haier Smart Home Co. Ltd. Class H	4,533,101	14,907
	CSPC Pharmaceutical Group Ltd.	16,886,869	14,105
	Wuliangye Yibin Co. Ltd. Class A	547,308	13,903
	Ping An Insurance Group Co. of China Ltd. Class A	1,871,038	13,825
*	Vipshop Holdings Ltd. ADR	716,769	13,497
	China Merchants Bank Co. Ltd. Class A	2,685,669	13,404
	BYD Co. Ltd. Class A	338,817	12,934
	Sunny Optical Technology Group Co. Ltd.	1,317,618	12,918
*,2	Innovent Biologics Inc.	2,782,847	12,443
[2]	Postal Savings Bank of China Co. Ltd. Class H	19,598,351	12,082
*	Kanzhun Ltd. ADR	636,344	11,887
	Citic Pacific Ltd.	9,923,697	11,202
	Tsingtao Brewery Co. Ltd. Class H	1,209,057	10,872
[2]	China Tower Corp. Ltd. Class H	93,667,053	10,588
[2]	Longfor Group Holdings Ltd.	3,864,835	10,456
	CITIC Securities Co. Ltd. Class H	4,853,765	10,455
	Bank of Communications Ltd. Class H	16,451,099	9,939
*	Full Truck Alliance Co. Ltd. ADR	1,322,856	9,908
	China CITIC Bank Corp. Ltd. Class H	20,339,749	9,836
	China Yangtze Power Co. Ltd. Class A	3,270,079	9,830
	Xinyi Solar Holdings Ltd.	8,600,220	9,339
*	Kingdee International Software Group Co. Ltd.	5,205,303	9,130
	GCL-Poly Energy Holdings Ltd.	41,779,000	9,102

		Shares	Market Value ($000)
*	Bilibili Inc. Class Z	475,263	9,039
	Sino Biopharmaceutical Ltd.	19,576,718	8,879
*	Tencent Music Entertainment Group ADR	1,241,461	8,678
[1,2]	Haidilao International Holding Ltd.	3,022,237	8,536
	China Resources Power Holdings Co. Ltd.	3,785,843	8,213
*	Alibaba Health Information Technology Ltd.	11,280,719	8,100
	Sinopharm Group Co. Ltd. Class H	2,549,306	8,028
	Anhui Conch Cement Co. Ltd. Class H	2,608,437	7,875
	Agricultural Bank of China Ltd. Class A	14,846,800	7,524
	Kingsoft Corp. Ltd.	1,737,523	7,479
*,1,2	SenseTime Group Inc. Class B	30,977,000	7,423
*	TAL Education Group ADR	901,085	7,371
	WuXi AppTec Co. Ltd. Class A	732,221	7,369
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	171,965	7,137
	Luzhou Laojiao Co. Ltd. Class A	209,500	7,082
[1]	Great Wall Motor Co. Ltd. Class H	5,069,692	6,937
	China Vanke Co. Ltd. Class H	4,889,739	6,930
	Industrial Bank Co. Ltd. Class A	2,944,000	6,873
	COSCO SHIPPING Holdings Co. Ltd. Class H	6,463,990	6,842
[2]	China International Capital Corp. Ltd. Class H	3,008,027	6,657
	China Gas Holdings Ltd.	5,868,992	6,574
	Yankuang Energy Group Co. Ltd. Class H	4,360,291	6,565
	China Longyuan Power Group Corp. Ltd. Class H	6,747,086	6,532
	People's Insurance Co. Group of China Ltd. Class H	16,954,882	6,527
	Zijin Mining Group Co. Ltd. Class A	3,483,774	6,363
	China Resources Gas Group Ltd.	1,793,189	6,212
	Wanhua Chemical Group Co. Ltd. Class A	449,900	6,168
	Kunlun Energy Co. Ltd.	7,397,356	6,053
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,677,946	6,041
	BYD Electronic International Co. Ltd.	1,556,591	6,009
	China Railway Group Ltd. Class H	9,077,299	5,968
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,326,765	5,912
	Yangzijiang Shipbuilding Holdings Ltd.	5,097,996	5,906
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	175,760	5,885
	Weichai Power Co. Ltd. Class H	3,959,334	5,866
	China National Building Material Co. Ltd. Class H	9,177,670	5,801
	Tingyi Cayman Islands Holding Corp.	3,746,367	5,785
	Industrial & Commercial Bank of China Ltd. Class A	8,621,508	5,758
[2]	CGN Power Co. Ltd. Class H	23,410,536	5,746
	ZTE Corp. Class H	1,569,512	5,744
*	Tongcheng-Elong Holdings Ltd.	2,358,518	5,723
*,2	JD Logistics Inc.	3,357,917	5,715
	Hengan International Group Co. Ltd.	1,385,793	5,700
*	Zai Lab Ltd.	1,860,910	5,691
	Jiangsu Hengrui Medicine Co. Ltd. Class A	900,718	5,628
[2]	China Resources Mixc Lifestyle Services Ltd.	1,162,800	5,628
*	iQIYI Inc. ADR	872,740	5,533
	Foxconn Industrial Internet Co. Ltd. Class A	1,759,700	5,511
*,1	Country Garden Holdings Co. Ltd.	26,416,793	5,427
	Bank of China Ltd. Class A	9,872,403	5,404
	China Minsheng Banking Corp. Ltd. Class H	13,901,669	5,299
*,2	Akeso Inc.	996,000	5,275
	China Molybdenum Co. Ltd. Class H	7,827,984	5,238
*	Huaneng Power International Inc. Class H	9,304,226	5,169
	China State Construction Engineering Corp. Ltd. Class A	6,014,629	5,152
	East Money Information Co. Ltd. Class A	2,278,414	5,141
	CITIC Securities Co. Ltd. Class A	1,520,594	5,139
	Guangdong Investment Ltd.	5,850,664	5,065

		Shares	Market Value ($000)
*	Genscript Biotech Corp.	1,957,596	5,042
[2]	China Feihe Ltd.	8,174,745	5,010
	China Tourism Group Duty Free Corp. Ltd. Class A	279,962	4,949
[2]	Topsports International Holdings Ltd.	5,336,209	4,933
	New China Life Insurance Co. Ltd. Class H	1,697,689	4,923
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,501,596	4,921
	Haitong Securities Co. Ltd. Class H	6,962,410	4,871
	SF Holding Co. Ltd. Class A	685,195	4,777
	Muyuan Foods Co. Ltd. Class A	767,637	4,775
	Anhui Gujing Distillery Co. Ltd. Class B	254,939	4,766
[1]	Country Garden Services Holdings Co. Ltd.	4,157,727	4,760
	Ping An Bank Co. Ltd. Class A	2,742,700	4,737
	Zhongsheng Group Holdings Ltd.	1,333,104	4,684
	CRRC Corp. Ltd. Class H	8,410,000	4,642
	Luxshare Precision Industry Co. Ltd. Class A	1,023,139	4,636
	Qifu Technology Inc. ADR	230,764	4,606
[2]	Yadea Group Holdings Ltd.	2,010,000	4,574
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	4,551
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	697,105	4,528
	Minth Group Ltd.	1,413,714	4,525
[1,2]	Hygeia Healthcare Holdings Co. Ltd. Class C	695,867	4,524
[2]	Huatai Securities Co. Ltd. Class H	3,161,185	4,511
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	217,000	4,457
	China Galaxy Securities Co. Ltd. Class H	7,574,617	4,432
*	Daqo New Energy Corp. ADR	112,715	4,404
	Zhuzhou CRRC Times Electric Co. Ltd.	1,097,825	4,377
	China State Construction International Holdings Ltd.	3,555,767	4,360
	China Hongqiao Group Ltd.	4,514,067	4,356
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,074,262	4,339
	Yuexiu Property Co. Ltd.	3,248,853	4,287
	China Construction Bank Corp. Class A	4,926,800	4,251
	China Merchants Port Holdings Co. Ltd.	3,070,229	4,224
	China Medical System Holdings Ltd.	2,469,850	4,159
	Aluminum Corp. of China Ltd. Class H	8,257,642	4,106
	Kingboard Holdings Ltd.	1,472,813	4,098
[1,2]	Smoore International Holdings Ltd.	3,632,350	4,090
	China Oilfield Services Ltd. Class H	3,450,706	4,074
	GF Securities Co. Ltd. Class H	2,533,997	4,054
[2]	Pop Mart International Group Ltd.	1,420,600	4,037
*,1,2	East Buy Holding Ltd.	804,500	3,934
	NARI Technology Co. Ltd. Class A	1,146,187	3,904
	Guangzhou Automobile Group Co. Ltd. Class H	6,170,058	3,884
	Beijing Enterprises Holdings Ltd.	958,588	3,813
	China Power International Development Ltd.	10,121,326	3,804
	Bank of Ningbo Co. Ltd. Class A	930,970	3,800
	Shanghai Baosight Software Co. Ltd. Class B	1,468,630	3,792
	MINISO Group Holding Ltd. ADR	178,309	3,746
	PetroChina Co. Ltd. Class A	3,352,095	3,723
	Aier Eye Hospital Group Co. Ltd. Class A	1,315,378	3,712
	Shandong Gold Mining Co. Ltd. Class A	1,084,663	3,707
	Autohome Inc. ADR	115,446	3,691
	Beijing Kingsoft Office Software Inc. Class A	64,563	3,674
*,2	China Literature Ltd.	803,229	3,659
	Jiangxi Copper Co. Ltd. Class H	2,177,392	3,658
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,632
*	Microport Scientific Corp.	1,798,074	3,629
	China Conch Venture Holdings Ltd.	2,882,415	3,610
*	Air China Ltd. Class H	4,374,019	3,587

		Shares	Market Value ($000)
	TravelSky Technology Ltd. Class H	1,862,759	3,577
	Ganfeng Lithium Co. Ltd. Class A	425,600	3,570
[2]	Guotai Junan Securities Co. Ltd. Class H	2,845,931	3,554
	Haier Smart Home Co. Ltd. Class A	1,016,696	3,521
	China Petroleum & Chemical Corp. Class A	4,007,000	3,482
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	3,479
	Poly Developments and Holdings Group Co. Ltd. Class A	1,727,695	3,447
[2]	Jiumaojiu International Holdings Ltd.	1,706,000	3,367
	C&D International Investment Group Ltd.	1,227,759	3,354
	China Coal Energy Co. Ltd. Class H	4,621,041	3,349
	China Insurance International Holdings Co. Ltd.	2,992,872	3,338
	Sungrow Power Supply Co. Ltd. Class A	211,762	3,309
	Bank of Communications Co. Ltd. Class A	3,983,600	3,247
	Bosideng International Holdings Ltd.	7,044,931	3,230
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,982,608	3,219
	Fosun International Ltd.	4,347,788	3,169
	Tongwei Co. Ltd. Class A	648,500	3,164
[2]	Ganfeng Lithium Co. Ltd. Class H	488,590	3,148
	Shaanxi Coal Industry Co. Ltd. Class A	1,378,000	3,136
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,121,714	3,123
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,182,566	3,121
*	Gds Holdings Ltd. Class A	1,887,527	3,108
[2]	3SBio Inc.	3,168,269	3,052
	China CSSC Holdings Ltd. Class A	646,800	3,025
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,663,619	3,020
	CRRC Corp. Ltd. Class A	3,212,700	3,019
	Zhaojin Mining Industry Co. Ltd. Class H	2,081,137	3,002
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	3,002
	NAURA Technology Group Co. Ltd. Class A	74,500	2,964
	China Pacific Insurance Group Co. Ltd. Class A	701,800	2,946
	Haitian International Holdings Ltd.	1,174,947	2,943
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	182,600	2,933
	ZTE Corp. Class A	525,479	2,883
[1,2]	CSC Financial Co. Ltd. Class H	2,430,248	2,877
	China Everbright International Ltd.	7,208,484	2,876
	Iflytek Co. Ltd. Class A	325,000	2,861
*	RLX Technology Inc. ADR	1,630,166	2,853
*,2	Hua Hong Semiconductor Ltd.	836,633	2,849
[2]	WuXi AppTec Co. Ltd. Class H	299,198	2,846
*	China Southern Airlines Co. Ltd. Class H	4,493,237	2,816
	China United Network Communications Ltd. Class A	3,875,200	2,804
	Sinotruk Hong Kong Ltd.	1,316,384	2,766
*,1,2	Ping An Healthcare and Technology Co. Ltd.	1,039,008	2,754
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,417,306	2,671
[2]	China Resources Pharmaceutical Group Ltd.	3,402,732	2,648
	China Railway Group Ltd. Class A	2,341,718	2,638
[1]	Flat Glass Group Co. Ltd. Class H	880,649	2,636
	Dongfeng Motor Group Co. Ltd. Class H	5,622,643	2,632
	China Shenhua Energy Co. Ltd. Class A	656,956	2,613
	Shenzhen International Holdings Ltd.	2,766,160	2,595
	Xtep International Holdings Ltd.	2,316,500	2,582
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	2,581
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,577
*,1	HengTen Networks Group Ltd.	8,367,840	2,548
	China Energy Engineering Corp. Ltd. (XSSC)	7,341,699	2,519
	Lufax Holding Ltd. ADR	1,402,792	2,497
	SAIC Motor Corp. Ltd. Class A	1,145,915	2,488
	China National Nuclear Power Co. Ltd. Class A	2,418,100	2,475

		Shares	Market Value ($000)
	AviChina Industry & Technology Co. Ltd. Class H	4,898,567	2,454
	Shenzhen Inovance Technology Co. Ltd. Class A	244,800	2,435
	Shenwan Hongyuan Group Co. Ltd. Class A	3,395,431	2,396
	China Everbright Bank Co. Ltd. Class H	8,033,063	2,393
	Eve Energy Co. Ltd. Class A	288,064	2,392
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,380
	Jiangsu Expressway Co. Ltd. Class H	2,587,275	2,373
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,668,680	2,366
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	2,353
	JOYY Inc. ADR	67,186	2,335
	China Minsheng Banking Corp. Ltd. Class A	4,142,600	2,330
*	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	2,325
*	Shanghai International Airport Co. Ltd. Class A	347,598	2,311
	China Communications Services Corp. Ltd. Class H	4,857,205	2,311
	Weibo Corp. ADR	145,392	2,290
	China Everbright Bank Co. Ltd. Class A	5,241,026	2,290
	China Vanke Co. Ltd. Class A	1,070,200	2,288
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	2,242
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	2,240
	China Jinmao Holdings Group Ltd.	13,517,706	2,221
	Kingboard Laminates Holdings Ltd.	2,153,118	2,209
	JA Solar Technology Co. Ltd. Class A	469,089	2,185
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	2,178
	Yihai International Holding Ltd.	942,418	2,171
	Tianqi Lithium Corp. Class A (XSEC)	231,384	2,160
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	2,151
	BOE Technology Group Co. Ltd. Class A	3,583,100	2,123
	AECC Aviation Power Co. Ltd. Class A	373,300	2,115
	Far East Horizon Ltd.	2,779,301	2,090
	Nine Dragons Paper Holdings Ltd.	3,151,072	2,077
	CSC Financial Co. Ltd. Class A	556,038	2,074
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,032,996	2,063
	Bank of Beijing Co. Ltd. Class A	3,106,900	2,031
	Uni-President China Holdings Ltd.	2,337,604	2,021
	Daqin Railway Co. Ltd. Class A	2,011,300	2,015
	Beijing Enterprises Water Group Ltd.	8,233,390	2,009
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	2,005
	Greentown China Holdings Ltd.	1,737,297	1,997
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	1,988
	Haitong Securities Co. Ltd. Class A	1,364,026	1,979
	Shenzhen Transsion Holdings Co. Ltd. Class A	115,047	1,977
	Power Construction Corp. of China Ltd. Class A	2,344,400	1,970
	Zhejiang Expressway Co. Ltd. Class H	2,449,007	1,967
	China Resources Cement Holdings Ltd.	4,461,958	1,944
[2]	Dali Foods Group Co. Ltd.	4,035,257	1,884
	China Cinda Asset Management Co. Ltd. Class H	17,147,916	1,810
[1]	Cosco Shipping Ports Ltd.	2,851,097	1,801
*,2	Jinxin Fertility Group Ltd.	3,099,161	1,800
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,799
	Postal Savings Bank of China Co. Ltd. Class A	2,470,836	1,797
	Huatai Securities Co. Ltd. Class A	739,600	1,759
	Bank of Nanjing Co. Ltd. Class A	1,464,065	1,758
*	Advanced Micro-Fabrication Equipment Inc. Class A	87,685	1,757
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,746
	Metallurgical Corp. of China Ltd. Class H	6,867,030	1,730
	Will Semiconductor Co. Ltd. Shanghai Class A	120,074	1,727
*,2	Luye Pharma Group Ltd.	3,681,461	1,726
	Zhongji Innolight Co. Ltd. Class A	95,298	1,710

		Shares	Market Value ($000)
	Huaxia Bank Co. Ltd. Class A	2,096,898	1,703
	Chongqing Changan Automobile Co. Ltd. Class B	3,311,764	1,701
*,1	Alibaba Pictures Group Ltd.	27,622,294	1,698
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,694
	Sinotrans Ltd. Class H	4,198,064	1,689
	Weichai Power Co. Ltd. Class A	911,888	1,686
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	1,679
*,1	China Eastern Airlines Corp. Ltd. Class H	4,299,171	1,674
	Trina Solar Co. Ltd. Class A	316,234	1,669
	Bank of Shanghai Co. Ltd. Class A	1,928,791	1,666
*	360 Security Technology Inc. Class A	1,000,799	1,664
[1]	Huadian Power International Corp. Ltd. Class H	3,749,550	1,661
*,1,2	Remegen Co. Ltd. Class H	290,500	1,658
	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,650
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,648
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,647
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,641
*,1,2	China Huarong Asset Management Co. Ltd. Class H	31,371,000	1,637
	XCMG Construction Machinery Co. Ltd. Class A	1,653,400	1,637
	TBEA Co. Ltd. Class A	712,660	1,637
	BOE Technology Group Co. Ltd. Class B	4,005,815	1,629
	Henan Shuanghui Investment & Development Co. Ltd. Class A	454,600	1,607
*,1	Hopson Development Holdings Ltd.	1,911,770	1,604
	Gigadevice Semiconductor Beijing Inc. Class A	99,071	1,593
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,588
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	1,582
	Hundsun Technologies Inc. Class A	274,442	1,582
	Imeik Technology Development Co. Ltd. Class A	23,400	1,561
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	282,286	1,557
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	1,553
*	TCL Technology Group Corp. Class A	2,578,950	1,550
	Tsingtao Brewery Co. Ltd. Class A	111,511	1,542
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	236,243	1,536
	China Merchants Securities Co. Ltd. Class A	731,967	1,535
*	Shanghai Electric Group Co. Ltd. Class H	6,281,404	1,532
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,521
	Orient Securities Co. Ltd. Class A	1,002,057	1,519
*	GF Securities Co. Ltd. Class A	660,600	1,517
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,514
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,506
[2]	China Merchants Securities Co. Ltd. Class H	1,484,513	1,505
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	1,502
*	Yunnan Energy New Material Co. Ltd. Class A	110,310	1,492
	Huadong Medicine Co. Ltd. Class A	244,100	1,485
	Anhui Conch Cement Co. Ltd. Class A	388,800	1,480
	Aluminum Corp. of China Ltd. Class A	1,640,900	1,466
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	1,455
*,1	Kingsoft Cloud Holdings Ltd. ADR	205,933	1,450
	Poly Property Services Co. Ltd. Class H	271,246	1,450
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,443
	Beijing Tongrentang Co. Ltd. Class A	198,686	1,420
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	1,416
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,565,915	1,405
*	Li Auto Inc. Class A	64,781	1,391
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,390
	GD Power Development Co. Ltd. Class A	2,655,496	1,372
	Zhejiang Dahua Technology Co. Ltd. Class A	443,200	1,363
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	1,354

		Shares	Market Value ($000)
	Ningbo Tuopu Group Co. Ltd. Class A	130,300	1,342
[1]	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,336
	Sichuan Road & Bridge Co. Ltd. Class A	962,038	1,331
[2]	BAIC Motor Corp. Ltd. Class H	4,740,936	1,320
	Shanghai Industrial Holdings Ltd.	888,512	1,319
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,570,940	1,313
[1]	China Lesso Group Holdings Ltd.	1,910,883	1,306
	Montage Technology Co. Ltd. Class A	159,095	1,290
	Inspur Electronic Information Industry Co. Ltd. Class A	200,420	1,282
	Mango Excellent Media Co. Ltd. Class A	264,729	1,274
	Shenzhen Expressway Co. Ltd. Class H	1,471,782	1,273
	Yonyou Network Technology Co. Ltd. Class A	477,962	1,264
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	612,400	1,258
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	919,219	1,258
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	1,253
	New China Life Insurance Co. Ltd. Class A	195,747	1,248
	Lens Technology Co. Ltd. Class A	717,500	1,242
	GoerTek Inc. Class A	492,220	1,234
	Sun Art Retail Group Ltd.	4,005,500	1,228
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,227
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,218
*	Seazen Group Ltd.	5,389,639	1,214
	Everbright Securities Co. Ltd. Class A	467,695	1,203
	JCET Group Co. Ltd. Class A	260,200	1,203
	China Jushi Co. Ltd. Class A	575,453	1,197
	Huayu Automotive Systems Co. Ltd. Class A	430,169	1,189
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,182
	Wingtech Technology Co. Ltd. Class A	180,800	1,178
	Changchun High & New Technology Industry Group Inc. Class A	55,882	1,176
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	1,163
	China Molybdenum Co. Ltd. Class A	1,333,091	1,154
	China Resources Microelectronics Ltd. Class A	143,162	1,151
[1,2]	Orient Securities Co. Ltd. Class H	1,836,835	1,150
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	1,145
	People's Insurance Co. Group of China Ltd. Class A	1,288,500	1,140
	Maxscend Microelectronics Co. Ltd. Class A	67,008	1,130
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,119
[2]	Legend Holdings Corp. Class H	1,083,979	1,119
	Anhui Expressway Co. Ltd. Class H	1,108,728	1,117
	Towngas Smart Energy Co. Ltd.	2,296,307	1,115
	Industrial Securities Co. Ltd. Class A	1,135,810	1,110
*	New Hope Liuhe Co. Ltd. Class A	630,900	1,104
	Jiangxi Copper Co. Ltd. Class A	391,000	1,096
	China Everbright Ltd.	1,656,662	1,087
	China National Chemical Engineering Co. Ltd. Class A	891,800	1,084
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,081
*,1,2	A-Living Smart City Services Co. Ltd.	1,496,040	1,075
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	1,067
*,1,3	CIFI Holdings Group Co. Ltd.	10,923,387	1,064
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	1,063
	Pharmaron Beijing Co. Ltd. Class A	267,978	1,062
	Great Wall Motor Co. Ltd. Class A	255,980	1,062
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	1,058
	China Meidong Auto Holdings Ltd.	960,000	1,053
*	Hengli Petrochemical Co. Ltd. Class A	480,400	1,047
	Datang International Power Generation Co. Ltd. Class H	5,821,035	1,040
[1]	Tianqi Lithium Corp. Class H	166,200	1,040
	Satellite Chemical Co. Ltd. Class A	460,380	1,039

		Shares	Market Value ($000)
	Vinda International Holdings Ltd.	512,842	1,036
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	1,035
	Fuyao Glass Industry Group Co. Ltd. Class A	194,900	1,035
	Dongfang Electric Corp. Ltd. Class H	765,491	1,025
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	1,018
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	1,018
*	China Southern Airlines Co. Ltd. Class A	1,037,697	1,017
	Shougang Fushan Resources Group Ltd.	3,524,303	1,016
	ENN Natural Gas Co. Ltd. Class A	385,400	993
	Lee & Man Paper Manufacturing Ltd.	2,857,583	992
	Zhejiang NHU Co. Ltd. Class A	428,628	991
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	988
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	986
	CSG Holding Co. Ltd. Class B	2,877,152	982
	Ningbo Deye Technology Co. Claas A	55,850	980
	Goldwind Science & Technology Co. Ltd.	1,420,661	975
	Gree Electric Appliances Inc. of Zhuhai Class A	179,400	974
	Yunnan Aluminium Co. Ltd. Class A	466,000	970
	Dongfang Electric Corp. Ltd. Class A	355,984	960
*	Gotion High-tech Co. Ltd. Class A	247,900	957
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	483,647	956
*	Air China Ltd. Class A	728,326	954
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	951
	Shenzhen Investment Ltd.	4,731,151	944
	Guosen Securities Co. Ltd. Class A	693,581	942
	China International Marine Containers Group Co. Ltd. Class H	1,576,825	939
	Beijing New Building Materials plc Class A	236,796	939
	China National Software & Service Co. Ltd. Class A	128,697	938
	China Reinsurance Group Corp. Class H	13,486,206	936
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	133,000	933
	Metallurgical Corp. of China Ltd. Class A	1,588,300	932
	Huaneng Lancang River Hydropower Inc. Class A	942,200	926
*	Dada Nexus Ltd. ADR	137,907	923
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	722,520	919
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	916
	Ninestar Corp. Class A	195,225	916
*	Guangshen Railway Co. Ltd. Class H	3,468,100	915
	Guanghui Energy Co. Ltd. Class A	916,800	914
	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	912
*,1,2	China Bohai Bank Co. Ltd. Class H	5,854,083	909
	LB Group Co. Ltd. Class A	340,500	907
[1,2]	Angelalign Technology, Inc.	88,767	899
	Shanghai Fudan Microelectronics Group Co. Ltd.Class A	115,520	899
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	335,000	893
	Ecovacs Robotics Co. Ltd. Class A	80,000	886
	Chongqing Brewery Co. Ltd. Class A	69,400	883
*	Kunlun Tech Co. Ltd. Class A	169,000	877
[2]	Blue Moon Group Holdings Ltd.	1,677,000	872
	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	868
	Fu Jian Anjoy Foods Co. Ltd. Class A	40,100	867
	Hualan Biological Engineering Inc. Class A	267,864	864
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	862
	YTO Express Group Co. Ltd. Class A	389,000	857
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	845
	Lingyi iTech Guangdong Co. Class A	966,500	832
*	Yatsen Holding Ltd. ADR	675,669	831
	Walvax Biotechnology Co. Ltd. Class A	218,600	831
	Yealink Network Technology Corp. Ltd. Class A	157,595	830

		Shares	Market Value ($000)
	Ming Yang Smart Energy Group Ltd. Class A	326,600	825
	SooChow Securities Co. Ltd. Class A	645,606	820
*	Yanlord Land Group Ltd.	1,342,387	818
*	China Eastern Airlines Corp. Ltd. Class A	1,192,829	817
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	816
	WUS Printed Circuit Kunshan Co. Ltd. Class A	263,770	810
	Zhejiang Juhua Co. Ltd. Class A	387,549	810
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	803
[1,2]	Joinn Laboratories China Co. Ltd. Class H	305,563	801
	Shui On Land Ltd.	7,146,576	800
	Angang Steel Co. Ltd. Class H	2,658,568	798
	SG Micro Corp. Class A (XSHE)	67,275	795
	Zhejiang Supcon Technology Co. Ltd. Class A	104,832	795
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	794
	Hoshine Silicon Industry Co. Ltd. Class A	78,400	791
*	Gemdale Corp. Class A	649,600	787
	Sinoma Science & Technology Co. Ltd. Class A	241,600	783
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	781
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	779
*	Skshu Paint Co. Ltd. Class A	67,788	778
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	777
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	435,350	775
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	770
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	758
	China Greatwall Technology Group Co. Ltd. Class A	442,000	758
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	756
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	755
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	755
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	753
	Yintai Gold Co. Ltd. Class A	410,040	751
*	Huaneng Power International Inc. Class A	623,300	750
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	748
*	Amlogic Shanghai Co. Ltd. Class A	60,336	745
*	Seazen Holdings Co. Ltd. Class A	321,597	743
*	Jinke Smart Services Group Co. Ltd. Class H	459,100	741
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	739
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	738
	Caitong Securities Co. Ltd. Class A	630,577	737
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	736
	Bank of Jiangsu Co. Ltd. Class A	727,090	736
*	Topchoice Medical Corp. Class A	45,378	734
	Ingenic Semiconductor Co. Ltd. Class A	62,500	734
	China Oilfield Services Ltd. Class A	344,089	732
	Guotai Junan Securities Co. Ltd. Class A	334,700	731
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	730
	CNGR Advanced Material Co. Ltd. Class A	84,080	729
*	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	727
*	Tuya Inc. ADR	454,387	727
	Ginlong Technologies Co. Ltd. Class A	54,314	720
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	719
*	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	719
	Bethel Automotive Safety Systems Co. Ltd. Class A	56,200	713
*	Tongkun Group Co. Ltd. Class A	339,000	709
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	132,679	706
	Tianshui Huatian Technology Co. Ltd. Class A	524,000	704
	By-health Co. Ltd. Class A	237,266	703
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	701

		Shares	Market Value ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	701
	Unisplendour Corp. Ltd. Class A	183,037	700
	Hangzhou First Applied Material Co. Ltd. Class A	142,766	700
	Goldwind Science & Technology Co. Ltd. Class A	445,497	699
	StarPower Semiconductor Ltd. Class A	22,700	697
	Sieyuan Electric Co. Ltd. Class A	101,500	696
*	JiuGui Liquor Co. Ltd. Class A	47,100	695
*	Juneyao Airlines Co. Ltd. Class A	272,018	694
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	693
	Thunder Software Technology Co. Ltd. Class A	54,800	693
	Jiangsu Pacific Quartz Co. Ltd.Class A	48,200	693
	Wens Foodstuffs Group Co. Ltd. Class A	259,880	692
*,1	Ming Yuan Cloud Group Holdings Ltd.	1,138,000	692
	Huagong Tech Co. Ltd. Class A	137,159	691
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	691
	Hengtong Optic-electric Co. Ltd. Class A	320,200	690
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	688
	Yanzhou Coal Mining Co. Ltd. Class A	276,354	686
*	Sichuan Swellfun Co. Ltd. Class A	64,700	684
	Ningbo Shanshan Co. Ltd. Class A	314,000	681
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	678
	Kuang-Chi Technologies Co. Ltd. Class A	322,300	677
	China International Capital Corp. Ltd. Class A	120,800	676
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	674
	Xiamen C & D Inc. Class A	428,300	673
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	671
	GEM Co. Ltd. Class A	677,098	668
	Henan Shenhuo Coal & Power Co. Ltd. Class A	302,900	668
	Western Securities Co. Ltd. Class A	662,694	667
	Western Superconducting Technologies Co. Ltd. Class A	89,566	664
	Sailun Group Co. Ltd. Class A	420,800	663
	Hunan Valin Steel Co. Ltd. Class A	787,000	661
	Changjiang Securities Co. Ltd. Class A	706,986	661
	Sinoma International Engineering Co. Class A	349,900	661
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	658
[1,2]	Everbright Securities Co. Ltd. Class H	848,070	657
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	655
	Youngor Group Co. Ltd. Class A	655,000	655
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	655
	Guoyuan Securities Co. Ltd. Class A	631,751	653
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	648
	TongFu Microelectronics Co. Ltd. Class A	212,100	646
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	645
	Shengyi Technology Co. Ltd. Class A	288,700	644
	Shenzhen Dynanonic Co. Ltd. Class A	41,632	644
	Songcheng Performance Development Co. Ltd. Class A	342,320	643
	People.cn Co. Ltd. Class A	155,681	633
	Angel Yeast Co. Ltd. Class A	121,700	632
[2]	Pharmaron Beijing Co. Ltd. Class H	240,927	631
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	629
	Shenzhen Energy Group Co. Ltd. Class A	651,220	626
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	625
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	623
*	Shanxi Meijin Energy Co. Ltd. Class A	571,200	622
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	621
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	619
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	615

		Shares	Market Value ($000)
	CNPC Capital Co. Ltd. Class A	594,191	615
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	615
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	614
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	612
	Xiamen Faratronic Co. Ltd. Class A	32,300	610
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	19,514	609
	Shanghai Electric Power Co. Ltd. Class A	422,000	608
	SDIC Capital Co. Ltd. Class A	546,600	604
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	602
	Huafon Chemical Co. Ltd. Class A	577,800	602
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	602
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	600
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	600
	BBMG Corp. Class H	5,067,085	599
	China Minmetals Rare Earth Co. Ltd. Class A	139,300	598
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	85,720	598
*	Southwest Securities Co. Ltd. Class A	893,700	594
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	590
	Hangzhou Lion Electronics Co. Ltd. Class A	109,534	590
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	589
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	60,314	586
	Huaxin Cement Co. Ltd. Class H	599,700	585
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	584
	Shenzhen SC New Energy Technology Corp. Class A	44,100	579
	Bank of Changsha Co. Ltd. Class A	500,900	577
	Ovctek China Inc. Class A	120,520	575
*,1	Agile Group Holdings Ltd.	3,217,881	574
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	573
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	572
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	572
	Flat Glass Group Co. Ltd. Class A	116,000	570
*	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	568
*	Wanda Film Holding Co. Ltd. Class A	279,999	568
	Central China Securities Co. Ltd. Class H	3,501,621	566
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	565
*	Dongxing Securities Co. Ltd. Class A	442,092	564
	Beijing Shougang Co. Ltd. Class A	1,001,600	564
	First Capital Securities Co. Ltd. Class A	636,700	562
	Western Mining Co. Ltd. Class A	326,300	562
	Sinomine Resource Group Co. Ltd. Class A	88,480	561
	Beijing United Information Technology Co. Ltd. Class A	104,255	559
	Pylon Technologies Co. Ltd. Class A	22,358	555
	China Baoan Group Co. Ltd. Class A	342,200	552
*	NavInfo Co. Ltd. Class A	350,596	551
	Offshore Oil Engineering Co. Ltd. Class A	627,100	550
	Zangge Mining Co. Ltd. Class A	163,196	550
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	140,570	549
*	Hubei Energy Group Co. Ltd. Class A	842,208	546
	Sunwoda Electronic Co. Ltd. Class A	235,400	542
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	541
	Shenzhen Kedali Industry Co. Ltd. Class A	30,400	541
*	BTG Hotels Group Co. Ltd. Class A	182,796	539
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	538
	China Galaxy Securities Co. Ltd. Class A	282,300	538
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	537
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	537
*,1,2	CanSino Biologics Inc. Class H	141,859	536
	Huaibei Mining Holdings Co. Ltd. Class A	309,600	536

		Shares	Market Value ($000)
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	532
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	532
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	531
	GRG Banking Equipment Co. Ltd. Class A	328,787	530
	Xuji Electric Co. Ltd. Class A	166,500	529
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	528
	Ningbo Joyson Electronic Corp. Class A	197,500	527
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	524
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	114,920	518
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	517
	Yunnan Tin Co. Ltd. Class A	221,500	516
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	236,000	515
	Huadian Power International Corp. Ltd. Class A	647,200	514
*	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	513
[1,2]	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	513
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	511
	Lao Feng Xiang Co. Ltd. Class A	58,369	510
	Taiji Computer Corp. Ltd. Class A	86,698	510
	China National Accord Medicines Corp. Ltd. Class B	275,659	509
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	509
	Eastroc Beverage Group Co. Ltd. Class A	19,800	509
	China Coal Energy Co. Ltd. Class A	431,438	508
	COSCO SHIPPING Development Co. Ltd. Class A	1,440,340	508
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,207,990	508
	China Zheshang Bank Co. Ltd. Class A	1,301,950	507
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	453,222	507
*,2,3	Evergrande Property Services Group Ltd.	7,876,000	505
	Liaoning Port Co. Ltd. Class A	2,183,500	504
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	503
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	502
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	502
	Xiamen Tungsten Co. Ltd. Class A	187,399	501
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	500
	Jointown Pharmaceutical Group Co. Ltd. Class A	359,239	498
	Shenzhen MTC Co. Ltd. Class A	671,146	497
	Meihua Holdings Group Co. Ltd. Class A	382,100	497
*	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	494
	Longshine Technology Group Co. Ltd. Class A	161,400	493
	Yangling Metron New Material Inc. Class A	78,900	493
[2]	Shandong Gold Mining Co. Ltd. Class H	246,366	492
	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	490
	Wuxi Shangji Automation Co. Ltd. Class A	68,500	487
	3peak Inc. Class A	14,710	484
	Huafa Industrial Co. Ltd. Zhuhai Class A	313,100	483
	Wuxi Autowell Technology Co. Ltd. Class A	19,968	481
	Fujian Sunner Development Co. Ltd. Class A	160,100	479
*	Tianma Microelectronics Co. Ltd. Class A	364,666	478
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	477
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	476
*,3	China Evergrande Group	3,687,461	473
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	470
	Weifu High-Technology Group Co. Ltd. Class B	347,462	468
	GoodWe Technologies Co. Ltd. Class A	20,088	466
	Oppein Home Group Inc. Class A	30,762	463
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	461
*	Hengyi Petrochemical Co. Ltd. Class A	448,600	459
	Hongfa Technology Co. Ltd. Class A	93,700	456
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	92,900	455

		Shares	Market Value ($000)
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	454
	Hesteel Co. Ltd. Class A	1,336,700	451
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	451
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	307,100	450
	Beijing Enlight Media Co. Ltd. Class A	382,000	448
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	448
	AVICOPTER plc Class A	78,400	447
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	446
	Chengxin Lithium Group Co. Ltd. Class A	115,200	444
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	443
	Sealand Securities Co. Ltd. Class A	740,740	443
	CECEP Wind-Power Corp. Class A	864,890	443
*	Sichuan New Energy Power Co. Ltd.	216,500	442
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	441
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	438
[1,2]	Sunac Services Holdings Ltd.	1,306,666	433
	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	433
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	432
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	431
	Keda Industrial Group Co. Ltd. Class A	270,600	431
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	430
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	428
*	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	427
	Zhejiang Supor Co. Ltd. Class A	60,776	426
	Jizhong Energy Resources Co. Ltd. Class A	461,603	425
	Yunnan Copper Co. Ltd. Class A	250,500	425
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	423
	Tian Di Science & Technology Co. Ltd. Class A	529,200	423
	Chengdu Xingrong Environment Co. Ltd. Class A	533,705	422
*	Fangda Carbon New Material Co. Ltd. Class A	485,516	422
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	420
	Shenghe Resources Holding Co. Ltd. Class A	237,500	420
	Tangshan Jidong Cement Co. Ltd. Class A	365,900	419
*	GCL System Integration Technology Co. Ltd. Class A	974,100	419
	Zhefu Holding Group Co. Ltd. Class A	694,800	418
	Shenzhen Gas Corp. Ltd. Class A	408,000	417
	TangShan Port Group Co. Ltd. Class A	801,200	417
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	417
	Shanxi Securities Co. Ltd. Class A	455,390	415
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	412
*	Sinopec Oilfield Service Corp. Class H	5,410,803	410
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	410
*	Guolian Securities Co. Ltd. Class A	286,300	409
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	409
	Goke Microelectronics Co. Ltd. Class A	37,300	406
	Han's Laser Technology Industry Group Co. Ltd. Class A	118,000	405
	Beijing Originwater Technology Co. Ltd. Class A	516,100	404
	Bank of Guiyang Co. Ltd. Class A	508,200	404
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	401
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	401
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	399
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	398
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	393
	Eastern Air Logistics Co. Ltd. Class A	210,498	393
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	390
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	390
	Shanghai M&G Stationery Inc. Class A	62,300	390

		Shares	Market Value ($000)
*	OFILM Group Co. Ltd. Class A	479,400	389
	Financial Street Holdings Co. Ltd. Class A	536,890	388
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	387
*	Datang International Power Generation Co. Ltd. Class A	882,200	387
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	386
	CECEP Solar Energy Co. Ltd. Class A	417,380	386
*	FAW Jiefang Group Co. Ltd.	296,300	385
	China Great Wall Securities Co. Ltd. Class A	309,000	385
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	88,500	382
*	Jiangxi Special Electric Class A	232,600	382
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	381
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	58,000	381
	DHC Software Co. Ltd. Class A	399,300	380
	Angang Steel Co. Ltd. Class A	884,100	380
*	Beijing Sinnet Technology Co. Ltd. Class A	261,100	378
	CNOOC Energy Technology & Services Ltd. Class A	868,100	378
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	378
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	80,100	377
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	25,900	377
[1,2]	China East Education Holdings Ltd.	828,803	376
*,1,2	Shimao Services Holdings Ltd.	1,611,000	375
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	375
	Wanxiang Qianchao Co. Ltd. Class A	479,233	374
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	373
	China Meheco Co. Ltd. Class A	202,720	373
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	373
	China CITIC Bank Corp. Ltd. Class A	441,035	371
	Raytron Technology Co. Ltd. Class A	57,119	371
*	Sangfor Technologies Inc. Class A	23,400	370
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	369
*,1	Shandong Chenming Paper Holdings Ltd. Class H	1,123,298	368
	Northeast Securities Co. Ltd. Class A	324,100	368
	Huaxin Cement Co. Ltd. Class A	187,800	366
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	366
	China South Publishing & Media Group Co. Ltd. Class A	230,100	366
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	189,700	365
	iRay Technology Co. Ltd. Class A	10,374	365
	Dongguan Yiheda Automation Co. Ltd. Class A	66,120	365
*,1	Sino-Ocean Group Holding Ltd.	5,999,904	364
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	364
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	363
	Xinjiang Tianshan Cement Co. Ltd. Class A	293,400	363
*	Newland Digital Technology Co. Ltd. Class A	140,399	360
	Bright Dairy & Food Co. Ltd. Class A	234,200	360
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	357
	BBMG Corp. Class A	1,057,400	357
*	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	356
	CGN Power Co. Ltd. Class A	818,000	356
	Sinotrans Ltd. Class A	502,200	355
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	355
	Luxi Chemical Group Co. Ltd. Class A	238,800	354
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	354
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	354
	Shanghai Construction Group Co. Ltd. Class A	851,600	354
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	354
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	352
	Jafron Biomedical Co. Ltd. Class A	105,984	352

		Shares	Market Value ($000)
	Glarun Technology Co. Ltd. Class A	159,000	352
	Harbin Boshi Automation Co. Ltd. Class A	142,800	351
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	351
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	349
*	Shandong Humon Smelting Co. Ltd. Class A	212,176	349
	Huaxi Securities Co. Ltd. Class A	270,300	349
	Zhongtai Securities Co. Ltd. Class A	321,300	348
	Levima Advanced Materials Corp. Class A	101,600	348
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	344
	Xiamen ITG Group Corp. Ltd. Class A	308,000	342
*	Guangdong Electric Power Development Co. Ltd. Class A	341,100	342
	All Winner Technology Co. Ltd. Class A	90,420	341
*	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	340
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	339
	Perfect World Co. Ltd. Class A	161,300	339
*	STO Express Co. Ltd. Class A	207,099	338
	Bank of Chengdu Co. Ltd. Class A	169,900	337
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	336
	Zhejiang Hailiang Co. Ltd. Class A	193,600	335
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	334
	Livzon Pharmaceutical Group Inc. Class A	64,500	332
	Kaishan Group Co. Ltd. Class A	163,044	332
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	330
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	330
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	325
*	Guosheng Financial Holding Inc. Class A	244,600	323
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	37,397	323
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	322
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	322
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	320
	Winning Health Technology Group Co. Ltd. Class A	298,080	319
	Zheshang Securities Co. Ltd. Class A	209,900	319
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	319
*	Sinopec Oilfield Service Corp. Class A	1,051,000	319
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	318
*	Zhongshan Public Utilities Group Co. Ltd. Class A	279,400	317
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	316
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	316
	Shanghai Rural Commercial Bank Co. Ltd. Class A	382,189	316
	Hunan Gold Corp. Ltd. Class A	180,700	315
*	Shandong Denghai Seeds Co. Ltd. Class A	135,400	314
	Dian Diagnostics Group Co. Ltd. Class A	92,200	314
	Shandong Hi-speed Co. Ltd. Class A	338,700	314
	CMST Development Co. Ltd. Class A	379,200	314
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	313
	Wolong Electric Group Co. Ltd. Class A	172,500	313
	Youngy Co. Ltd. Class A	36,300	312
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	311
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	310
	Bank of Qingdao Co. Ltd. Class A	636,280	310
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	310
	Porton Pharma Solutions Ltd. Class A	73,195	310
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	305
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	304
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	303
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	299
	Leyard Optoelectronic Co. Ltd. Class A	328,500	299
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	298

		Shares	Market Value ($000)
	Valiant Co. Ltd. Class A	115,600	297
	Huali Industrial Group Co. Ltd. Class A	37,300	295
*	Leo Group Co. Ltd. Class A	873,400	294
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	294
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	294
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	293
*	Ourpalm Co. Ltd. Class A	375,000	292
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	292
	Shenzhen Airport Co. Ltd. Class A	282,616	291
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	287
	Wangsu Science & Technology Co. Ltd. Class A	300,300	286
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	286
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	285
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	285
[1]	China Energy Engineering Corp. Ltd. Class H	2,214,000	284
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	283
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	281
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	281
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	280
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	278
*	Wonders Information Co. Ltd. Class A	183,400	278
	Addsino Co. Ltd. Class A	205,500	277
	Chinalin Securities Co. Ltd. Class A	141,500	277
*	Hytera Communications Corp. Ltd. Class A	316,800	275
	Shanghai Baosight Software Co. Ltd. Class A	40,920	275
	Rockchip Electronics Co. Ltd. Class A	26,300	275
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	274
	An Hui Wenergy Co. Ltd. Class A	291,400	273
*	Lakala Payment Co. Ltd. Class A	106,100	273
*	Oriental Energy Co. Ltd. Class A	214,100	273
	Daan Gene Co. Ltd. Class A	192,016	272
	Keboda Technology Co. Ltd. Class A	24,000	272
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	266
	China World Trade Center Co. Ltd. Class A	93,200	265
	Xiangcai Co. Ltd. Class A	215,000	262
*	Shimao Group Holdings Ltd.	1,338,246	261
	CanSino Biologics Inc. Class A	21,240	261
	Guangdong Golden Dragon Development Inc. Class A	136,800	259
	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	258
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	258
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	257
	Intco Medical Technology Co. Ltd. Class A	83,610	257
	Shanghai AJ Group Co. Ltd. Class A	315,233	257
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	256
	Chongqing Water Group Co. Ltd. Class A	330,700	256
	Yonfer Agricultural Technology Co. Ltd. Class A	156,400	254
[2]	Qingdao Port International Co. Ltd. Class H	476,433	253
*	China TransInfo Technology Co. Ltd. Class A	137,600	252
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	251
	Laobaixing Pharmacy Chain JSC Class A	62,608	250
	Chongqing Department Store Co. Ltd. Class A	50,200	250
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	249
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	249
	Hunan Changyuan Lico Co. Ltd. Class A	158,590	249
	C&S Paper Co. Ltd. Class A	158,800	246
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	245
	Yunda Holding Co. Ltd. Class A	167,770	244
*	Jinke Properties Group Co. Ltd. Class A	684,000	243

		Shares	Market Value ($000)
	Caida Securities Co. Ltd. Class A	215,500	243
	East Group Co. Ltd. Class A	263,800	242
*	Guangshen Railway Co. Ltd. Class A	505,300	241
	Fujian Funeng Co. Ltd. Class A	202,540	237
	LianChuang Electronic Technology Co. Ltd. Class A	145,110	237
*	Alpha Group Class A	166,500	236
	Shennan Circuits Co. Ltd. Class A	21,938	235
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	234
*	Zhejiang Wanliyang Co. Ltd. Class A	177,600	234
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	234
	Jiajiayue Group Co. Ltd. Class A	121,900	233
	Luenmei Quantum Co. Ltd. Class A	244,900	231
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	230
	Suzhou Nanomicro Technology Co. Ltd. Class A	41,917	229
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	226
	Beijing Capital Development Co. Ltd. Class A	340,513	225
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	225
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	224
	Suofeiya Home Collection Co. Ltd. Class A	83,100	223
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	222
*	Topsec Technologies Group Inc. Class A	163,600	221
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	218
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	217
*	Shanying International Holding Co. Ltd. Class A	647,200	215
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	215
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	25,600	215
	Shaanxi International Trust Co. Ltd. Class A	446,000	214
	Visual China Group Co. Ltd. Class A	87,900	214
	Joyoung Co. Ltd. Class A	95,700	213
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	213
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	213
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	212
*	Shanghai Bailian Group Co. Ltd. Class B	308,716	212
	Autohome Inc. Class A	26,424	212
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	208
	Zhejiang Medicine Co. Ltd. Class A	131,900	208
	Weifu High-Technology Group Co. Ltd. Class A	82,500	207
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	206
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	477,970	205
	Joinn Laboratories China Co. Ltd. Class A	51,828	204
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	204
*	Tibet Summit Resources Co. Ltd. Class A	79,600	203
	BOC International China Co. Ltd. Class A	127,700	203
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	203
	Jiangsu Expressway Co. Ltd. Class A	152,175	201
	Dongguan Development Holdings Co. Ltd. Class A	145,600	201
	Easyhome New Retail Group Co. Ltd.Class A	323,400	200
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	198
	Central China Securities Co. Ltd. Class A	316,700	198
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	197
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	197
	ORG Technology Co. Ltd. Class A	296,500	196
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	195
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	195
	Shanghai Huayi Group Co. Ltd. Class B	421,647	194
	Camel Group Co. Ltd. Class A	148,270	193

		Shares	Market Value ($000)
	Skyworth Digital Co. Ltd. Class A	88,700	192
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	189
	Huapont Life Sciences Co. Ltd. Class A	257,600	189
	Juewei Food Co. Ltd. Class A	34,894	188
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	187
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	185
	Suning Universal Co. Ltd. Class A	420,023	185
	Bank of Suzhou Co. Ltd. Class A	184,760	185
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	184
*	Holitech Technology Co. Ltd. Class A	399,600	183
*	Deppon Logistics Co. Ltd. Class A	73,700	183
	China National Accord Medicines Corp. Ltd. Class A	37,310	180
	Zhejiang Runtu Co. Ltd. Class A	181,405	180
	Shandong Publishing & Media Co. Ltd. Class A	145,100	180
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	180
	Winner Medical Co. Ltd. Class A	29,540	180
*	Offcn Education Technology Co. Ltd. Class A	277,400	178
*	NanJi E-Commerce Co. Ltd. Class A	314,099	177
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	177
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	175
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	175
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	175
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	174
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	174
	Autobio Diagnostics Co. Ltd. Class A	22,100	173
	Shenzhen Expressway Corp. Ltd. Class A	126,300	171
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	511,300	170
*	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	170
	Guangdong South New Media Co. Ltd. Class A	29,300	170
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	166
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	164
	ADAMA Ltd. Class A	134,900	164
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	163
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	162
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	162
	China International Marine Containers Group Co. Ltd. Class A	155,340	161
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	159
	BGI Genomics Co. Ltd. Class A	18,391	155
	Bluestar Adisseo Co. Class A	133,700	154
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	153
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	149
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	147
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	142
	Qinhuangdao Port Co. Ltd. Class A	294,000	140
	KingClean Electric Co. Ltd. Class A	35,714	139
	Jointo Energy Investment Co. Ltd. Hebei Class A	140,800	139
*	Youzu Interactive Co. Ltd. Class A	74,000	139
*	Xinfengming Group Co. Ltd. Class A	81,300	139
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	139
*	Opple Lighting Co. Ltd. Class A	47,874	137
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	137
	Sinosoft Co. Ltd. Class A	28,393	136
	Anker Innovations Technology Co. Ltd. Class A	12,000	136
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	129
	Huaxia Eye Hospital Group Class A	22,200	129
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	126
	China Merchants Port Group Co. Ltd. Class A	48,600	122

		Shares	Market Value ($000)
*	Qingdao Rural Commercial Bank Corp. Class A	289,500	122
	Maccura Biotechnology Co. Ltd. Class A	55,900	119
	Digital China Information Service Co. Ltd. Class A	72,800	117
	Maanshan Iron & Steel Co. Ltd. Class H	552,000	115
	Guizhou Zhenhua E Chem Inc. Class A	26,227	115
	Toly Bread Co. Ltd. Class A	76,654	113
	Transfar Zhilian Co. Ltd. Class A	144,000	113
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	112
	Anhui Expressway Co. Ltd. Class A	76,200	109
	Jiangling Motors Corp. Ltd. Class A	37,254	102
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	101
	Blue Sail Medical Co. Ltd. Class A	99,100	100
	Jiangling Motors Corp. Ltd. Class B	105,836	97
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	95
	Shenzhen Aisidi Co. Ltd. Class A	83,700	93
*	Double Medical Technology Inc. Class A	19,400	87
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	79
	Red Star Macalline Group Corp. Ltd. Class A	107,580	79
	Sichuan Teway Food Group Co. Ltd. Class A	34,944	76
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	76
*	Autel Intelligent Technology Corp. Ltd. Class A	18,295	76
	Xiamen Intretech Inc. Class A	26,180	70
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	70
	China West Construction Group Co. Ltd. Class A	50,600	55
	Three Squirrels Inc. Class A	18,000	52
	Sansure Biotech Inc. Class A	20,483	52
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	44
	Contec Medical Systems Co. Ltd. Class A	11,700	38
*,3	Yango Group Co. Ltd. Class A	522,797	27
	CSG Holding Co. Ltd. Class A	30,500	26
*,3	Tianhe Chemicals Group Ltd.	3,538,329	—
			4,555,749
Colombia (0.0%)
	Bancolombia SA ADR	241,482	7,380
	Bancolombia SA	510,692	4,348
	Interconexion Electrica SA ESP	900,268	3,942
	Ecopetrol SA	5,689,719	3,326
[1]	Ecopetrol SA ADR	190,733	2,235
	Grupo Aval Acciones y Valores SA Preference Shares	7,626,964	984
	Grupo De Inversiones Suramericana SA Preference Shares	127,029	451
	Bancolombia SA Preference Shares	11,063	84
	Grupo Aval Acciones y Valores SA ADR	21,896	58
	Bac Holding International Co.	788,326	44
			22,852
Czech Republic (0.0%)
	CEZ A/S	320,469	14,171
	Komercni banka A/S	152,878	5,007
[2]	Moneta Money Bank A/S	670,223	2,635
	Philip Morris CR A/S	812	633
	Colt CZ Group SE	14,222	368
			22,814
Denmark (1.8%)
	Novo Nordisk A/S Class B	3,140,511	506,414
	DSV A/S	355,839	71,218
*	Genmab A/S	131,122	54,049
*	Vestas Wind Systems A/S	2,019,410	54,012
[2]	Orsted A/S	378,874	32,969

		Shares	Market Value ($000)
	Danske Bank A/S	1,327,868	31,530
	Coloplast A/S Class B	234,788	29,186
	Carlsberg A/S Class B	184,502	27,672
	AP Moller - Maersk A/S Class B	10,357	21,275
	Novozymes A/S Class B	401,990	20,161
	Pandora A/S	169,742	16,980
	Chr Hansen Holding A/S	206,148	15,577
	Tryg A/S	687,534	13,575
	AP Moller - Maersk A/S Class A	4,488	9,024
	Royal Unibrew A/S	99,267	8,580
*	Demant A/S	192,320	7,653
	ROCKWOOL A/S Class B	16,162	4,347
	H Lundbeck A/S	490,004	2,432
	H Lundbeck A/S Shares A	124,308	558
			927,212
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,455,560	7,277
	Telecom Egypt Co.	670,733	569
	Egypt Kuwait Holding Co. SAE (XCAI)	546,782	539
	Egypt Kuwait Holding Co. SAE	229,221	269
			8,654
Finland (0.7%)
	Nordea Bank Abp	5,225,418	59,143
	Nokia OYJ	10,605,823	41,691
	Sampo OYJ Class A	943,608	41,582
	UPM-Kymmene OYJ	1,069,451	35,407
	Kone OYJ Class B	655,394	33,617
	Neste OYJ	837,395	30,829
	Nordea Bank Abp (XHEL)	1,634,895	18,510
	Elisa OYJ	286,213	14,930
	Stora Enso OYJ Class R	1,160,640	14,229
	Metso OYJ	1,232,193	14,003
	Wartsila OYJ Abp	977,834	12,284
	Fortum OYJ	882,676	11,949
	Kesko OYJ Class B	546,600	10,937
	Valmet OYJ	332,825	8,828
	Orion OYJ Class B	210,979	8,108
	Huhtamaki OYJ	188,648	6,706
	Kojamo OYJ	396,512	3,874
			366,627
France (7.2%)
	LVMH Moet Hennessy Louis Vuitton SE	496,789	461,402
	TotalEnergies SE	4,546,553	276,233
	Sanofi	2,185,249	233,132
	Schneider Electric SE	1,072,298	191,268
	Airbus SE	1,166,294	171,795
	Hermes International	67,879	150,234
	BNP Paribas SA	2,214,550	146,045
	L'Oreal SA Loyalty Shares	290,348	135,044
	EssilorLuxottica SA	602,687	121,246
	Air Liquide SA Loyalty Shares	645,773	116,106
	Safran SA	697,716	115,830
	Vinci SA	985,329	115,724
	AXA SA	3,571,535	109,785
	Pernod Ricard SA	412,554	90,957
	Kering SA	144,481	82,956
	Danone SA	1,233,850	75,347

		Shares	Market Value ($000)
	STMicroelectronics NV	1,280,608	68,495
	Air Liquide SA (XPAR)	349,996	62,927
	Cie de Saint-Gobain	929,007	62,830
	Capgemini SE	323,300	58,588
	Dassault Systemes SE	1,344,801	57,475
	L'Oreal SA (XPAR)	116,302	54,093
	Legrand SA	537,601	53,897
	Cie Generale des Etablissements Michelin SCA	1,411,429	46,220
	Orange SA	3,855,203	43,579
	Veolia Environnement SA	1,285,324	41,849
	Societe Generale SA	1,392,965	37,884
	Publicis Groupe SA	457,737	36,905
	Engie SA Loyalty Shares	2,078,776	34,103
	Edenred	501,857	32,596
	Thales SA	200,143	29,939
	Credit Agricole SA	2,223,389	27,604
	L'Oreal SA Loyalty Line 2024	57,973	26,964
	Carrefour SA	1,188,725	23,764
*,2	Worldline SA	493,069	19,545
	Alstom SA	611,072	18,711
	Engie SA (XPAR)	1,139,484	18,694
	Renault SA	385,986	16,953
	Teleperformance	116,484	16,895
	Eurofins Scientific SE	245,556	16,889
	Bureau Veritas SA	575,703	15,811
	Eiffage SA	148,161	15,414
	Bouygues SA	421,591	15,102
	Sartorius Stedim Biotech	48,200	15,080
	Accor SA	369,985	13,960
	Arkema SA	117,782	12,701
	Bollore SE	1,998,272	12,635
	Vivendi SE	1,405,372	12,548
[2]	Euronext NV	163,731	12,462
	Getlink SE	708,692	12,457
*	Unibail-Rodamco-Westfield	207,211	11,741
	Rexel SA	483,738	11,669
	Gecina SA	104,148	11,260
	Klepierre SA	382,181	10,144
*	SOITEC	49,765	9,780
	Valeo	422,158	9,543
	BioMerieux	85,823	9,213
	Dassault Aviation SA	46,758	9,083
	SCOR SE	303,443	9,069
	Aeroports de Paris	65,135	8,995
	Ipsen SA	69,508	8,760
*	Remy Cointreau SA	49,777	8,545
	Sodexo SA ACT Loyalty Shares	71,094	7,293
[2]	Amundi SA	114,654	7,036
[2]	La Francaise des Jeux SAEM	174,773	6,672
	Air Liquide SA	36,120	6,494
*	Ubisoft Entertainment SA	192,137	6,462
	Sodexo SA (XPAR)	54,728	5,614
	Wendel SE	55,436	5,472
	Covivio SA	102,739	4,960
	SEB SA Loyalty Shares	37,427	4,190
[2]	Neoen SA	126,781	4,169
	Sodexo SA Loyalty Shares 2025	38,129	3,911
	Eurazeo Prime De Fidelite	54,926	3,354

		Shares	Market Value ($000)
[2]	ALD SA	272,513	2,895
*	JCDecaux SE	148,208	2,777
	ICADE	64,565	2,630
	Engie SA	122,657	2,012
	Eurazeo SE (XPAR)	29,361	1,793
	Cie de L'Odet SE	768	1,296
	Eurazeo SE	11,587	708
	Sodexo SA Loyalty Shares 2026	6,296	646
	Sodexo Inc.	5,047	518
	SEB SA PF25	3,101	347
	SEB SA (XPAR)	2,761	309
	SEB Prime De Fidelite 2024	2,241	251
	Eurazeo SE Prime Fidelite 2024	1,811	111
			3,838,395
Germany (5.2%)
	SAP SE	2,202,334	300,424
	Siemens AG (Registered)	1,402,358	239,021
	Allianz SE (Registered)	798,073	190,739
	Deutsche Telekom AG (Registered)	6,794,085	148,119
	Mercedes-Benz Group AG	1,724,804	137,748
	Bayer AG (Registered)	1,973,256	115,403
	Infineon Technologies AG	2,617,826	115,016
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	276,719	104,170
	DHL Group	1,892,491	97,318
	BASF SE	1,787,899	95,851
	Bayerische Motoren Werke AG (XETR)	625,367	76,263
	Deutsche Boerse AG	369,664	70,828
	adidas AG	331,397	66,904
	RWE AG	1,410,762	60,717
	E.ON SE	4,458,644	56,403
	Volkswagen AG Preference Shares	399,840	52,969
	Merck KGaA	260,143	45,714
	Deutsche Bank AG (Registered)	4,054,146	44,941
	Daimler Truck Holding AG	941,456	35,333
[2]	Siemens Healthineers AG	556,816	32,353
	Vonovia SE	1,368,539	31,887
	Symrise AG Class A	261,969	28,615
	Beiersdorf AG	200,429	25,957
	Fresenius SE & Co. KGaA	826,603	25,941
	Henkel AG & Co. KGaA Preference Shares	334,429	25,807
	Hannover Rueck SE Class A	120,799	25,775
	MTU Aero Engines AG	107,802	25,173
	Commerzbank AG	2,091,680	25,020
	Rheinmetall AG	87,586	24,808
	Brenntag SE	311,087	24,136
	Heidelberg Materials AG	280,683	22,749
	Fresenius Medical Care AG & Co. KGaA	410,949	21,342
*	QIAGEN NV	443,277	20,799
	Sartorius AG Preference Shares	48,691	20,089
*,2	Covestro AG	355,712	19,108
	Continental AG	218,174	17,419
*,2	Delivery Hero SE	377,115	17,117
*	Siemens Energy AG	954,997	16,179
*,2	Zalando SE	439,129	15,161
	Henkel AG & Co. KGaA (XTER)	199,107	13,914
	GEA Group AG	324,589	13,776
	Puma SE	201,592	13,624

		Shares	Market Value ($000)
	Bayerische Motoren Werke AG Preference Shares	120,323	13,518
*	Deutsche Lufthansa AG (Registered)	1,206,255	12,167
*	LEG Immobilien SE (XETR)	149,781	10,590
[2]	Scout24 SE	148,751	9,833
	Volkswagen AG	60,678	9,697
	Knorr-Bremse AG	133,395	9,383
*	HelloFresh SE	326,845	9,320
	Carl Zeiss Meditec AG (Bearer)	73,709	8,541
	CTS Eventim AG & Co. KGaA	118,644	8,097
	Evonik Industries AG	385,745	7,990
	thyssenkrupp AG	995,014	7,911
	Nemetschek SE	108,649	7,906
	Bechtle AG	165,271	7,274
	Rational AG	9,606	7,191
	Talanx AG	107,097	6,559
	KION Group AG	144,261	6,045
	LANXESS AG	173,601	5,855
	FUCHS SE Preference Shares	136,003	5,630
	Telefonica Deutschland Holding AG	1,815,221	4,891
	Wacker Chemie AG	30,213	4,695
	Sixt SE (XETR)	38,112	4,596
	HOCHTIEF AG	42,772	4,213
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	3,775
	Hella GmbH & Co. KGaA	46,673	3,699
	RTL Group SA	75,999	3,283
	Fielmann AG	49,911	2,564
[2]	DWS Group GmbH & Co. KGaA	70,169	2,463
	Deutsche Wohnen SE	97,797	2,454
	United Internet AG (Registered)	163,260	2,444
*	METRO AG	270,493	2,352
	FUCHS SE	68,592	2,264
	Traton SE	100,672	2,199
	Sartorius AG	5,834	1,914
	Sixt SE Preference Shares	15,557	1,155
*	SUSE SA	81,744	963
			2,764,061
Greece (0.1%)
*	Eurobank Ergasias Services and Holdings SA Class A	5,116,150	8,937
	Mytilineos SA	206,806	8,606
*	Alpha Services and Holdings SA	4,290,090	7,726
*	National Bank of Greece SA	1,097,848	7,561
	Hellenic Telecommunications Organization SA	426,721	6,734
	OPAP SA	376,641	6,624
	JUMBO SA	219,768	6,558
*	Piraeus Financial Holdings SA	1,372,489	5,199
*	Public Power Corp. SA	421,073	4,982
	Motor Oil Hellas Corinth Refineries SA	114,884	2,903
	Terna Energy SA	108,095	2,075
	Titan Cement International SA	78,526	1,651
*	GEK Terna Holding Real Estate Construction SA	101,982	1,608
*	Aegean Airlines SA	76,910	1,104
*	LAMDA Development SA	132,967	1,040
	Hellenic Petroleum SA	113,620	1,010
	Viohalco SA	90,361	658
	Autohellas Tourist and Trading SA	37,932	570
	Athens Water Supply & Sewage Co. SA	72,796	554
	Holding Co. ADMIE IPTO SA	201,766	530
	Sarantis SA	58,908	493

		Shares	Market Value ($000)
*	Ellaktor SA	165,836	456
	Quest Holdings SA	49,530	354
*,3	FF Group	60,219	—
			77,933
Hong Kong (1.8%)
	AIA Group Ltd.	23,381,011	233,921
	Hong Kong Exchanges & Clearing Ltd.	2,546,655	107,372
	Sun Hung Kai Properties Ltd.	2,854,494	35,843
	CK Hutchison Holdings Ltd.	5,337,099	32,916
*	Galaxy Entertainment Group Ltd.	4,343,061	31,702
	Techtronic Industries Co. Ltd.	2,633,774	29,921
	Link REIT	5,115,530	28,755
	CLP Holdings Ltd.	3,299,871	26,898
	CK Asset Holdings Ltd.	3,912,438	22,657
	Hang Seng Bank Ltd.	1,454,537	22,233
	BOC Hong Kong Holdings Ltd.	7,171,530	21,888
	Jardine Matheson Holdings Ltd.	395,332	19,528
	Hong Kong & China Gas Co. Ltd.	21,846,110	18,741
*	Sands China Ltd.	4,824,704	18,587
	Lenovo Group Ltd.	15,114,809	17,400
	Wharf Real Estate Investment Co. Ltd.	3,112,420	16,703
	Power Assets Holdings Ltd.	2,763,404	14,484
	MTR Corp. Ltd.	2,890,672	13,321
[2]	ESR Group Ltd.	5,462,714	9,579
[2]	WH Group Ltd.	15,648,502	8,541
	Sino Land Co. Ltd.	6,806,520	8,355
[2]	Budweiser Brewing Co. APAC Ltd.	3,417,933	8,337
	Henderson Land Development Co. Ltd.	2,602,302	8,044
	Hongkong Land Holdings Ltd.	2,211,654	7,882
*,2	Samsonite International SA	2,627,803	7,831
	Swire Pacific Ltd. Class A	896,352	7,493
	PRADA SpA	1,038,335	7,391
	New World Development Co. Ltd.	2,844,554	7,035
	Xinyi Glass Holdings Ltd.	4,143,583	6,895
	CK Infrastructure Holdings Ltd.	1,184,559	6,277
	Chow Tai Fook Jewellery Group Ltd.	3,543,897	6,187
	Want Want China Holdings Ltd.	8,733,807	6,091
	ASMPT Ltd.	621,800	6,065
	Hang Lung Properties Ltd.	3,638,140	5,677
	SITC International Holdings Co. Ltd.	2,463,534	5,398
	Swire Properties Ltd.	2,114,292	5,305
	Wharf Holdings Ltd.	1,914,643	4,492
	Orient Overseas International Ltd.	264,500	4,420
	PCCW Ltd.	8,105,776	4,144
*,4	SharkNinja Inc.	96,343	4,076
[2]	BOC Aviation Ltd.	419,326	3,515
	NWS Holdings Ltd.	2,831,079	3,247
	AAC Technologies Holdings Inc.	1,354,837	3,104
*	Wynn Macau Ltd.	2,899,320	3,032
*	HUTCHMED China Ltd.	971,500	2,889
	Bank of East Asia Ltd.	1,875,852	2,880
	Hysan Development Co. Ltd.	1,190,877	2,814
	Hang Lung Group Ltd.	1,790,040	2,799
	Man Wah Holdings Ltd.	3,146,853	2,731
	Kerry Properties Ltd.	1,183,233	2,558
	L'Occitane International SA	817,105	2,511
*,1	Cathay Pacific Airways Ltd.	2,037,730	2,313
*,1	SJM Holdings Ltd.	4,726,143	2,194

		Shares	Market Value ($000)
	Vitasoy International Holdings Ltd.	1,612,957	2,145
	Swire Pacific Ltd. Class B	1,573,588	2,108
	VTech Holdings Ltd.	332,020	2,071
*	MGM China Holdings Ltd.	1,545,323	2,061
	United Energy Group Ltd.	15,262,205	1,928
	Yue Yuen Industrial Holdings Ltd.	1,424,824	1,909
*	Shangri-La Asia Ltd.	2,180,616	1,820
*	MMG Ltd.	4,931,627	1,809
*	NagaCorp Ltd.	2,750,565	1,733
*	Melco International Development Ltd.	1,601,675	1,699
	First Pacific Co. Ltd.	4,527,139	1,641
	DFI Retail Group Holdings Ltd.	599,214	1,613
	Champion REIT	3,668,530	1,352
	Nexteer Automotive Group Ltd.	1,648,541	1,222
*	China Travel International Investment Hong Kong Ltd.	5,292,794	1,170
	Johnson Electric Holdings Ltd.	725,143	1,000
	Cafe de Coral Holdings Ltd.	656,419	863
[1]	Huabao International Holdings Ltd.	1,942,849	839
	Dah Sing Financial Holdings Ltd.	289,449	715
*,1	Haitong International Securities Group Ltd.	7,340,775	689
*	Super Hi International Holding Ltd.	323,523	666
	Kerry Logistics Network Ltd.	532,965	658
	Dah Sing Banking Group Ltd.	658,505	493
[1,2]	Js Global Lifestyle Co. Ltd.	2,408,591	429
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,662,363	406
	Guotai Junan International Holdings Ltd.	4,617,212	398
*,1,2	FIT Hon Teng Ltd.	2,240,242	392
*,3	Brightoil Petroleum Holdings Ltd.	3,241,567	—
*,3	Huishan Dairy	5,503,795	—
*	China Com Rich Rene Ene Invest	14,742,000	—
			928,801
Hungary (0.1%)
	OTP Bank Nyrt	466,784	16,975
	Richter Gedeon Nyrt	282,521	7,129
	MOL Hungarian Oil & Gas plc	726,529	5,736
	Magyar Telekom Telecommunications plc	694,052	825
			30,665
Iceland (0.0%)
	Marel HF	1,145,201	3,814
[2]	Arion Banki HF	2,888,830	3,274
	Islandsbanki HF	2,261,037	2,026
	Kvika banki HF	8,423,794	1,086
	Hagar HF	2,087,422	1,072
	Reitir fasteignafelag HF	1,431,854	934
	Eimskipafelag Islands HF	220,481	894
	Festi HF	604,369	880
*	Icelandair Group HF	48,100,311	749
			14,729
India (4.4%)
	Reliance Industries Ltd.	4,175,439	129,618
	HDFC Bank Ltd.	5,948,594	119,425
	Tata Consultancy Services Ltd.	2,055,721	85,639
[2]	Reliance Industries Ltd. GDR	1,271,219	79,842
	Infosys Ltd. ADR	3,600,343	59,982
	Infosys Ltd.	3,469,463	57,424
	Hindustan Unilever Ltd.	1,783,113	55,545
	Axis Bank Ltd.	4,582,040	53,195

		Shares	Market Value ($000)
	Bharti Airtel Ltd (XNSE)	4,801,226	51,997
*	Larsen & Toubro Ltd.	1,385,615	45,211
	Bajaj Finance Ltd.	481,064	42,767
	ICICI Bank Ltd.	3,171,205	38,649
	Asian Paints Ltd.	908,511	37,320
	ITC Ltd.	5,983,785	33,907
	Mahindra & Mahindra Ltd.	1,863,364	33,456
	Maruti Suzuki India Ltd.	266,462	31,843
	Titan Co. Ltd.	840,835	30,728
	Sun Pharmaceutical Industries Ltd.	2,193,357	30,509
	HCL Technologies Ltd.	2,131,211	28,967
	Tata Motors Ltd.	3,620,260	28,406
	NTPC Ltd.	9,442,843	25,101
	Tata Steel Ltd.	16,461,950	24,698
	UltraTech Cement Ltd.	231,416	23,422
	Adani Enterprises Ltd.	703,173	21,331
	Power Grid Corp. of India Ltd.	6,365,543	20,610
	State Bank of India GDR (Registered)	270,365	20,341
	JSW Steel Ltd.	2,016,712	20,064
	Nestle India Ltd.	72,539	19,892
	Grasim Industries Ltd.	777,156	17,501
	Tech Mahindra Ltd.	1,224,531	16,633
	Oil & Natural Gas Corp. Ltd.	7,476,838	16,125
	Hindalco Industries Ltd.	2,856,400	16,103
	Adani Ports & Special Economic Zone Ltd.	1,672,392	15,823
[2]	HDFC Life Insurance Co. Ltd.	1,984,517	15,615
	Bajaj Finserv Ltd.	775,800	15,098
	Cipla Ltd.	1,037,683	14,841
	Britannia Industries Ltd.	241,524	14,079
*,2	Avenue Supermarts Ltd.	302,236	13,809
*,3	Jio Financial Services Ltd.	4,175,439	13,293
[2]	SBI Life Insurance Co. Ltd.	847,884	13,236
	Shriram Finance Ltd.	561,712	12,950
	Tata Consumer Products Ltd.	1,229,946	12,857
	Coal India Ltd.	4,589,726	12,810
	Apollo Hospitals Enterprise Ltd.	200,761	12,638
	Dr. Reddy's Laboratories Ltd.	173,190	11,882
	Eicher Motors Ltd.	280,587	11,493
	Divi's Laboratories Ltd.	256,003	11,482
*	Zomato Ltd.	11,011,811	11,273
	Cholamandalam Investment and Finance Co. Ltd.	813,153	11,204
*	Adani Green Energy Ltd.	840,603	11,198
[2]	LTIMindtree Ltd.	183,290	10,922
*	Max Healthcare Institute Ltd.	1,492,493	10,802
	Bharat Electronics Ltd.	6,721,587	10,695
	Hero MotoCorp Ltd.	265,007	10,332
	Pidilite Industries Ltd.	311,662	9,917
	Tata Power Co. Ltd.	3,375,290	9,722
	Indian Oil Corp. Ltd.	8,304,184	9,472
*	Godrej Consumer Products Ltd.	740,449	9,335
	Bharat Petroleum Corp. Ltd.	2,023,759	9,294
	Hindustan Aeronautics Ltd.	191,134	9,222
	Varun Beverages Ltd.	908,090	8,886
	Siemens Ltd.	181,580	8,799
	Info Edge India Ltd.	153,916	8,602
	Vedanta Ltd.	2,487,042	8,369
*	Yes Bank Ltd.	40,260,263	8,303
[2]	ICICI Lombard General Insurance Co. Ltd.	490,721	8,270

		Shares	Market Value ($000)
	Bajaj Auto Ltd.	137,000	8,224
	Dabur India Ltd.	1,172,930	8,217
*	UPL Ltd.	1,070,031	8,136
[1]	Wipro Ltd. ADR	1,651,373	8,075
	Indian Hotels Co. Ltd. Class A	1,678,547	8,074
	DLF Ltd.	1,270,990	8,025
	Shree Cement Ltd.	27,337	8,018
	Havells India Ltd.	491,940	7,988
	Trent Ltd.	368,257	7,877
	TVS Motor Co. Ltd.	469,227	7,865
*,2	InterGlobe Aviation Ltd.	247,941	7,823
	Ambuja Cements Ltd.	1,388,020	7,822
	Gail India Ltd.	5,321,635	7,712
	SRF Ltd.	288,001	7,613
	Tube Investments of India Ltd.	199,522	7,481
	Power Finance Corp. Ltd.	2,349,297	7,477
*	United Spirits Ltd.	588,534	7,274
	Marico Ltd.	1,047,402	7,146
	PI Industries Ltd.	160,117	7,044
	CG Power & Industrial Solutions Ltd.	1,420,768	6,952
	MRF Ltd.	5,531	6,929
	State Bank of India	900,703	6,804
*	IDFC First Bank Ltd.	6,394,759	6,790
	Colgate-Palmolive India Ltd.	269,476	6,622
	APL Apollo Tubes Ltd.	339,733	6,591
	Cummins India Ltd.	272,264	6,522
	Ashok Leyland Ltd.	2,901,768	6,494
*	Adani Power Ltd.	1,949,057	6,483
	Jindal Steel & Power Ltd.	790,554	6,444
*	PB Fintech Ltd.	722,106	6,436
*	Adani Transmission Ltd.	630,548	6,292
	REC Ltd.	2,544,708	6,284
[2]	HDFC Asset Management Co. Ltd.	202,047	6,228
	SBI Cards & Payment Services Ltd.	591,390	6,156
	Tata Elxsi Ltd.	69,700	6,077
[2]	AU Small Finance Bank Ltd.	666,386	5,925
	ABB India Ltd.	106,870	5,923
	Lupin Ltd.	492,818	5,909
	Astral Ltd. (XNSE)	243,097	5,829
	Bharat Forge Ltd.	513,522	5,820
	Persistent Systems Ltd.	98,532	5,693
	Polycab India Ltd.	94,213	5,523
*	Federal Bank Ltd.	3,326,805	5,495
	Supreme Industries Ltd.	127,023	5,487
[2]	ICICI Prudential Life Insurance Co. Ltd.	777,199	5,482
	Page Industries Ltd.	11,747	5,403
	Aurobindo Pharma Ltd.	531,423	5,318
	Motherson Sumi Systems Ltd.	4,406,333	5,274
	Bank of Baroda	2,114,089	5,206
	Balkrishna Industries Ltd.	164,470	5,087
	Zee Entertainment Enterprises Ltd.	1,693,182	5,002
	Tata Communications Ltd.	227,611	4,973
	Bajaj Holdings & Investment Ltd.	53,937	4,951
	Dr Reddy's Laboratories Ltd. ADR	71,982	4,944
*	Max Financial Services Ltd.	492,748	4,885
	Coforge Ltd	85,139	4,877
	Torrent Pharmaceuticals Ltd.	198,176	4,832
[2]	Sona Blw Precision Forgings Ltd.	696,142	4,830

		Shares	Market Value ($000)
	Tata Motors Ltd. Class A	952,217	4,804
	Indian Railway Catering & Tourism Corp. Ltd.	614,344	4,790
*	FSN E-Commerce Ventures Ltd.	2,726,092	4,776
	Container Corp. of India Ltd.	558,721	4,724
	Embassy Office Parks REIT	1,240,778	4,708
	Mphasis Ltd.	167,474	4,680
	Wipro Ltd.	925,607	4,565
	Adani Total Gas Ltd.	559,633	4,529
	Voltas Ltd.	463,308	4,398
	Mahindra & Mahindra Financial Services Ltd.	1,212,999	4,395
*,2	Bandhan Bank Ltd.	1,614,942	4,390
	Petronet LNG Ltd.	1,533,181	4,359
	Kotak Mahindra Bank Ltd.	192,408	4,348
	Jubilant Foodworks Ltd.	745,678	4,344
	Hindustan Petroleum Corp. Ltd.	1,242,101	4,264
*	Macrotech Developers Ltd.	457,342	4,228
	Berger Paints India Ltd.	495,354	4,114
	ACC Ltd.	166,049	4,078
	Indraprastha Gas Ltd.	716,334	4,038
	Bosch Ltd.	17,413	4,020
	Dalmia Bharat Ltd.	167,987	3,994
	Cadila Healthcare Ltd.	510,024	3,922
*	Godrej Properties Ltd.	180,858	3,831
	Deepak Nitrite Ltd.	151,315	3,704
	Dixon Technologies India Ltd.	72,852	3,656
	Torrent Power Ltd.	435,356	3,585
	Muthoot Finance Ltd.	216,821	3,563
*	Indus Towers Ltd.	1,691,432	3,542
*	Star Health & Allied Insurance Co. Ltd.	448,705	3,475
	Steel Authority of India Ltd.	2,972,783	3,426
	NMDC Ltd. (XNSE)	2,356,824	3,366
[2]	Laurus Labs Ltd.	783,518	3,355
*	One 97 Communications Ltd.	338,711	3,297
	Oberoi Realty Ltd.	241,229	3,290
	Bharat Heavy Electricals Ltd.	2,560,459	3,245
	Canara Bank	746,362	3,130
	Schaeffler India Ltd.	82,096	3,119
	LIC Housing Finance Ltd.	613,727	3,118
	Piramal Enterprises Ltd.	252,834	3,113
*	GMR Infrastructure Ltd.	4,896,277	3,072
	Patanjali Foods Ltd.	186,180	3,014
	NHPC Ltd.	4,722,688	2,961
	Ipca Laboratories Ltd.	274,594	2,918
	Biocon Ltd.	918,476	2,873
	Glenmark Pharmaceuticals Ltd.	298,086	2,856
*	Exide Industries Ltd.	938,673	2,852
	Coromandel International Ltd.	224,815	2,815
	L&T Finance Holdings Ltd.	1,739,695	2,793
	JSW Energy Ltd.	790,925	2,780
[2]	L&T Technology Services Ltd.	53,603	2,636
*	Linde India Ltd.	43,195	2,623
	Gujarat Fluorochemicals Ltd.	77,592	2,570
	Bata India Ltd.	121,156	2,559
	United Breweries Ltd.	136,493	2,557
*,2	RBL Bank Ltd.	902,847	2,504
	Union Bank of India	2,271,072	2,460
	Minda Industries Ltd.	332,852	2,411
	Alkem Laboratories Ltd.	49,550	2,398

		Shares	Market Value ($000)
	Emami Ltd.	423,817	2,386
	Gujarat Gas Ltd.	403,569	2,370
	Honeywell Automation India Ltd.	4,462	2,334
*	Aditya Birla Capital Ltd.	953,912	2,274
	Oil India Ltd.	666,162	2,235
	Aarti Industries Ltd.	383,873	2,184
	Oracle Financial Services Software Ltd.	44,441	2,102
[2]	Dr Lal PathLabs Ltd.	69,923	1,980
	3M India Ltd.	5,542	1,950
	Solar Industries India Ltd.	41,488	1,919
	Hindustan Zinc Ltd.	470,755	1,844
	Vedant Fashions Ltd.	118,238	1,823
	Rajesh Exports Ltd.	278,548	1,758
	Castrol India Ltd.	984,699	1,734
[2]	Indian Railway Finance Corp. Ltd.	3,726,350	1,731
	Kansai Nerolac Paints Ltd.	410,094	1,673
	Punjab National Bank	2,189,294	1,649
	Relaxo Footwears Ltd.	142,301	1,639
	Indian Bank	386,061	1,630
*	Vodafone Idea Ltd.	15,937,069	1,610
*	Adani Wilmar Ltd.	316,631	1,586
	Bank of India	1,442,250	1,499
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	1,428
	Bayer CropScience Ltd.	25,215	1,364
	Sun TV Network Ltd.	198,656	1,309
[2]	Nippon Life India Asset Management Ltd.	317,363	1,221
*	Whirlpool of India Ltd.	60,354	1,071
*	Godrej Industries Ltd.	166,707	968
*	Tata Teleservices Maharashtra Ltd.	1,003,654	966
	IDBI Bank Ltd.	1,143,785	807
*,2	General Insurance Corp. of India	193,929	485
*	Mangalore Refinery & Petrochemicals Ltd.	392,134	396
	Bharti Airtel Ltd.	32,300	194
			2,335,491
Indonesia (0.6%)
	Bank Central Asia Tbk PT	111,195,343	67,343
	Bank Rakyat Indonesia Persero Tbk PT	141,057,903	52,813
	Bank Mandiri Persero Tbk PT	89,209,244	33,913
	Telkom Indonesia Persero Tbk PT	93,115,824	22,942
	Astra International Tbk PT	40,661,688	18,478
*	GoTo Gojek Tokopedia Tbk PT	1,464,218,900	10,991
	Bank Negara Indonesia Persero Tbk PT	14,990,087	8,825
*	Merdeka Copper Gold Tbk PT	37,290,400	8,689
	Sumber Alfaria Trijaya Tbk PT	37,749,800	6,759
	United Tractors Tbk PT	2,965,212	5,417
*	Charoen Pokphand Indonesia Tbk PT	14,760,864	5,064
	Kalbe Farma Tbk PT	37,349,337	4,744
	Indofood Sukses Makmur Tbk PT	8,942,605	4,344
	Adaro Energy Tbk PT	24,761,363	3,961
	Indofood CBP Sukses Makmur Tbk PT	4,580,984	3,404
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,259,800	3,193
	Semen Indonesia Persero Tbk PT	6,731,719	3,115
	Unilever Indonesia Tbk PT	11,765,350	3,003
	Barito Pacific Tbk PT	51,834,350	2,664
	Sarana Menara Nusantara Tbk PT	38,036,200	2,560
	Elang Mahkota Teknologi Tbk PT	56,474,100	2,437
	Indosat Tbk PT	3,480,600	2,123
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	2,080

		Shares	Market Value ($000)
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	1,919
	Vale Indonesia Tbk PT	3,962,262	1,808
	Gudang Garam Tbk PT	944,386	1,748
	Dayamitra Telekomunikasi PT	35,884,200	1,559
	Bukit Asam Tbk PT	8,352,055	1,536
	Avia Avian Tbk PT	33,963,500	1,397
	XL Axiata Tbk PT	9,005,305	1,356
*	Bumi Serpong Damai Tbk PT	16,988,240	1,335
	Mayora Indah Tbk PT	7,227,000	1,159
	Tower Bersama Infrastructure Tbk PT	8,749,257	1,120
	Jasa Marga Persero Tbk PT	4,282,519	1,099
	Hanjaya Mandala Sampoerna Tbk PT	17,319,200	1,046
*	MNC Digital Entertainment Tbk PT	3,162,000	793
	LEG Immobilien SE	6,721,661	738
*	Smartfren Telecom Tbk PT	193,520,100	732
	Media Nusantara Citra Tbk PT	10,296,366	430
	Astra Agro Lestari Tbk PT	800,525	402
	Surya Citra Media Tbk PT	37,525,095	388
	Bank Danamon Indonesia Tbk PT	1,646,227	334
			299,761
Ireland (0.2%)
	Kerry Group plc Class A	310,287	30,827
	Kingspan Group plc	303,872	24,390
	Bank of Ireland Group plc	2,153,264	22,719
	AIB Group plc	2,532,357	11,911
	Glanbia plc (XDUB)	361,683	5,611
*,3	Irish Bank Resolution Corp.	236,607	—
			95,458
Israel (0.4%)
*	Nice Ltd.	128,356	27,939
	Bank Leumi Le-Israel BM	3,120,435	24,909
	Bank Hapoalim BM	2,702,138	24,003
*	Teva Pharmaceutical Industries Ltd.	2,222,304	18,603
	Israel Discount Bank Ltd. Class A	2,498,993	13,237
	Elbit Systems Ltd.	49,364	10,497
	Mizrahi Tefahot Bank Ltd.	276,856	9,996
	ICL Group Ltd.	1,463,419	9,744
*	Tower Semiconductor Ltd.	220,603	8,182
*	Nova Ltd.	58,329	7,250
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,102,579	5,428
	First International Bank of Israel Ltd.	105,495	4,459
*	Enlight Renewable Energy Ltd.	227,184	4,375
	Azrieli Group Ltd.	74,274	4,227
	Mivne Real Estate KD Ltd.	1,316,003	3,469
	Phoenix Holdings Ltd.	305,139	3,131
	Melisron Ltd.	45,589	3,013
*	Shufersal Ltd.	533,572	2,829
*	Big Shopping Centers Ltd.	27,385	2,575
	Alony Hetz Properties & Investments Ltd.	276,809	2,326
	Israel Corp. Ltd.	7,277	2,269
	Delek Group Ltd.	16,004	2,261
*	Airport City Ltd.	141,111	2,128
*	Strauss Group Ltd.	83,589	1,968
	Shapir Engineering and Industry Ltd.	264,861	1,888
	Energix-Renewable Energies Ltd.	500,233	1,831
	Harel Insurance Investments & Financial Services Ltd.	229,414	1,809
	Amot Investments Ltd.	331,679	1,778

		Shares	Market Value ($000)
	Electra Ltd.	3,602	1,586
*	Shikun & Binui Ltd.	490,022	1,342
*	Fattal Holdings 1998 Ltd.	12,476	1,316
	Ashtrom Group Ltd.	78,859	1,188
*	OPC Energy Ltd.	164,233	1,170
	Kenon Holdings Ltd.	38,104	1,002
	Elco Ltd.	18,817	684
	Gav-Yam Lands Corp. Ltd.	55,428	398
			214,810
Italy (1.7%)
	Enel SpA	15,607,534	107,617
	UniCredit SpA	3,716,849	94,112
	Intesa Sanpaolo SpA	31,044,194	89,769
	Ferrari NV	237,259	76,062
	Eni SpA	4,418,710	67,460
	Assicurazioni Generali SpA	2,695,078	57,406
	Stellantis NV	2,265,781	46,489
	Stellantis NV (XNYS)	1,726,792	35,448
	Moncler SpA	410,738	29,644
	CNH Industrial NV	1,952,714	28,203
	Terna - Rete Elettrica Nazionale	2,846,205	24,048
	Snam SpA	4,461,908	23,455
	Prysmian SpA	530,113	21,138
	FinecoBank Banca Fineco SpA	1,233,699	19,156
	Mediobanca Banca di Credito Finanziario SpA	1,269,764	16,922
	Banco BPM SpA	2,751,946	13,771
	Davide Campari-Milano NV	998,551	13,429
	Tenaris SA	795,436	13,218
	Leonardo SpA	804,537	10,893
[2]	Poste Italiane SpA	908,722	10,381
	Recordati Industria Chimica e Farmaceutica SpA	197,370	10,192
*,2	Nexi SpA	1,127,109	9,761
[2]	Infrastrutture Wireless Italiane SpA	707,768	8,876
	Amplifon SpA	259,961	8,795
	Interpump Group SpA	159,934	8,702
*	Telecom Italia SpA (MTAA)	22,170,239	6,391
	A2A SpA	3,094,371	5,904
	Italgas SpA	991,322	5,841
[2]	Pirelli & C SpA	973,842	5,191
	Reply SpA	45,549	4,935
	Hera SpA	1,588,307	4,932
	DiaSorin SpA	43,085	4,834
	Buzzi SpA	168,447	4,787
	Banca Mediolanum SpA	486,581	4,728
	De' Longhi SpA	140,443	3,564
*	Telecom Italia SpA	11,276,983	3,162
	Tenaris SA ADR	71,316	2,388
	UnipolSai Assicurazioni SpA	781,431	2,008
			903,612
Japan (15.7%)
	Toyota Motor Corp.	23,965,435	402,949
	Sony Group Corp.	2,475,184	231,841
	Mitsubishi UFJ Financial Group Inc.	23,283,654	187,486
	Keyence Corp.	391,074	175,491
	Tokyo Electron Ltd.	892,520	133,956
	Shin-Etsu Chemical Co. Ltd.	3,866,685	127,387
	Sumitomo Mitsui Financial Group Inc.	2,553,981	119,658

		Shares	Market Value ($000)
	Mitsubishi Corp.	2,323,372	118,879
	Hitachi Ltd.	1,801,036	117,904
	Daiichi Sankyo Co. Ltd.	3,771,969	116,175
	Mitsui & Co. Ltd.	2,974,870	116,109
	ITOCHU Corp.	2,659,228	107,553
	Daikin Industries Ltd.	531,831	107,536
	Honda Motor Co. Ltd.	3,292,913	104,983
	SoftBank Group Corp.	1,942,507	98,801
	Nintendo Co. Ltd.	2,089,750	94,529
	KDDI Corp.	3,195,624	94,053
	Recruit Holdings Co. Ltd.	2,675,714	92,675
	Takeda Pharmaceutical Co. Ltd.	3,024,655	92,478
	Mizuho Financial Group Inc.	5,087,170	86,306
	Tokio Marine Holdings Inc.	3,718,310	85,503
	Hoya Corp.	686,209	79,916
	Fast Retailing Co. Ltd.	309,286	77,480
	Oriental Land Co. Ltd.	1,881,829	72,175
	Murata Manufacturing Co. Ltd.	1,127,255	66,961
	Nippon Telegraph & Telephone Corp.	56,941,225	65,296
	Seven & i Holdings Co. Ltd.	1,544,759	64,084
	Denso Corp.	880,384	61,299
	Softbank Corp.	5,504,239	61,122
	Nidec Corp.	1,020,669	60,959
	FANUC Corp.	1,916,330	58,625
	SMC Corp.	111,531	58,282
	Mitsubishi Electric Corp.	3,900,026	56,282
	Marubeni Corp.	3,066,827	54,298
	Astellas Pharma Inc.	3,614,716	52,856
	Panasonic Holdings Corp.	4,279,884	52,828
	Japan Tobacco Inc.	2,380,175	52,815
	Komatsu Ltd.	1,839,009	51,519
	Advantest Corp.	370,141	51,194
	Canon Inc.	1,938,440	50,100
	Sumitomo Corp.	2,219,727	47,620
	Bridgestone Corp.	1,121,502	46,537
*	Renesas Electronics Corp.	2,403,056	46,364
	Central Japan Railway Co.	363,797	46,360
	Fujitsu Ltd.	357,139	46,246
	ORIX Corp.	2,358,621	45,372
	Terumo Corp.	1,299,731	42,565
	FUJIFILM Holdings Corp.	710,426	41,251
	East Japan Railway Co.	723,519	40,961
	Olympus Corp.	2,478,579	40,443
	Chugai Pharmaceutical Co. Ltd.	1,305,421	38,851
	Dai-ichi Life Holdings Inc.	1,887,025	38,555
	Asahi Group Holdings Ltd.	974,750	38,317
	Nippon Steel Corp.	1,635,640	37,385
	Mitsui Fudosan Co. Ltd.	1,795,885	36,896
	Ajinomoto Co. Inc.	945,386	36,837
	Suzuki Motor Corp.	906,897	36,426
	Daiwa House Industry Co. Ltd.	1,294,629	35,187
	Kao Corp.	910,583	34,595
	Otsuka Holdings Co. Ltd.	930,900	34,227
	Shiseido Co. Ltd.	779,284	34,167
	MS&AD Insurance Group Holdings Inc.	903,248	33,595
	Eisai Co. Ltd.	531,474	33,533
	Kyocera Corp.	612,021	32,934
	Kubota Corp.	2,148,470	32,455

		Shares	Market Value ($000)
	Disco Corp.	168,033	31,586
	Aeon Co. Ltd.	1,421,085	30,779
	Japan Post Holdings Co. Ltd.	4,160,625	30,383
	Unicharm Corp.	773,678	28,625
	TDK Corp.	725,992	27,812
	Sumitomo Mitsui Trust Holdings Inc.	710,498	27,640
	Sompo Holdings Inc.	619,621	27,394
	Mitsubishi Heavy Industries Ltd.	573,925	27,229
	Toshiba Corp.	842,885	27,214
	Mitsubishi Estate Co. Ltd.	2,218,283	27,187
	Bandai Namco Holdings Inc.	1,170,430	26,480
	Toyota Tsusho Corp.	447,187	26,163
	NEC Corp.	514,984	26,056
	Sysmex Corp.	381,318	25,821
	Secom Co. Ltd.	381,973	25,632
	Nomura Holdings Inc.	5,994,180	24,798
	Nomura Research Institute Ltd.	859,738	24,429
	Inpex Corp.	1,871,198	24,161
	Japan Post Bank Co. Ltd.	2,886,870	24,017
[1]	Nippon Yusen KK	969,044	23,573
	Toyota Industries Corp.	321,404	23,227
	Resona Holdings Inc.	4,261,051	23,198
	Lasertec Corp.	152,440	23,077
	Subaru Corp.	1,217,244	23,071
	Shimano Inc.	153,060	23,070
[1]	Sekisui House Ltd.	1,115,579	22,760
	Yaskawa Electric Corp.	517,559	22,498
	Shionogi & Co. Ltd.	532,397	22,312
	Kirin Holdings Co. Ltd.	1,490,414	22,014
	Obic Co. Ltd.	133,869	21,906
	Sumitomo Realty & Development Co. Ltd.	793,090	21,254
	Kikkoman Corp.	366,073	21,097
	Nitto Denko Corp.	290,587	20,664
	ENEOS Holdings Inc.	5,629,024	20,423
	Omron Corp.	366,303	19,662
	M3 Inc.	848,611	19,623
	Sumitomo Electric Industries Ltd.	1,502,480	19,265
	Kansai Electric Power Co. Inc.	1,457,001	19,141
	West Japan Railway Co.	462,349	18,995
	Tokyo Gas Co. Ltd.	835,792	18,952
	Nippon Paint Holdings Co. Ltd.	2,033,921	18,635
	Nitori Holdings Co. Ltd.	149,994	18,367
	Japan Exchange Group Inc.	1,052,419	18,337
	Yamaha Motor Co. Ltd.	608,784	17,855
	Chubu Electric Power Co. Inc.	1,407,115	17,628
	NTT Data Group Corp.	1,263,309	17,574
[1]	Mitsui OSK Lines Ltd.	667,795	17,264
	Nissan Motor Co. Ltd.	3,872,099	17,057
	Toray Industries Inc.	3,040,906	17,027
	Asahi Kasei Corp.	2,467,078	16,813
	JFE Holdings Inc.	1,035,351	16,748
	Shimadzu Corp.	540,214	16,407
	Sumitomo Metal Mining Co. Ltd.	473,546	16,354
	T&D Holdings Inc.	998,659	16,237
	Capcom Co. Ltd.	355,270	15,975
	Pan Pacific International Holdings Corp.	801,705	15,851
	Daiwa Securities Group Inc.	2,876,702	15,594
	Rohm Co. Ltd.	165,193	15,480

		Shares	Market Value ($000)
	Ono Pharmaceutical Co. Ltd.	840,982	15,411
	Tokyu Corp.	1,213,710	15,399
	Mitsubishi Chemical Group Corp.	2,554,678	15,282
	MINEBEA MITSUMI Inc.	820,756	15,203
	Nexon Co. Ltd.	788,072	15,036
	Z Holdings Corp.	5,237,722	14,603
	Dai Nippon Printing Co. Ltd.	512,169	14,559
	Hankyu Hanshin Holdings Inc.	437,325	14,529
	Yakult Honsha Co. Ltd.	259,998	14,426
	MatsukiyoCocokara & Co.	242,875	14,213
	Daito Trust Construction Co. Ltd.	130,175	14,003
	Dentsu Group Inc.	413,020	13,820
	Makita Corp.	489,485	13,745
	Kajima Corp.	858,487	13,566
	Isuzu Motors Ltd.	1,030,144	13,382
	Kawasaki Kisen Kaisha Ltd.	437,700	13,199
	Taisei Corp.	347,866	13,183
	AGC Inc.	364,491	13,170
	Ibiden Co. Ltd.	216,260	13,144
	Nippon Building Fund Inc.	3,060	12,827
	TOPPAN Inc.	536,707	12,633
	Daifuku Co. Ltd.	582,296	12,454
	Osaka Gas Co. Ltd.	791,191	12,449
	Obayashi Corp.	1,345,123	12,437
*	Tokyo Electric Power Co. Holdings Inc.	3,123,686	12,404
	Hamamatsu Photonics KK	255,512	12,311
	SG Holdings Co. Ltd.	843,225	12,306
	Yamato Holdings Co. Ltd.	655,676	12,279
	Kintetsu Group Holdings Co. Ltd.	360,481	12,093
	MEIJI Holdings Co. Ltd.	516,278	11,928
	Yamaha Corp.	303,452	11,758
	Nissan Chemical Corp.	261,253	11,740
	TIS Inc.	455,280	11,548
	Keisei Electric Railway Co. Ltd.	277,931	11,536
	Fuji Electric Co. Ltd.	251,966	11,391
	Nissin Foods Holdings Co. Ltd.	134,622	11,351
	Mazda Motor Corp.	1,140,792	11,317
	Aisin Corp.	346,155	11,248
	Sojitz Corp.	459,705	10,914
	Trend Micro Inc.	230,690	10,899
	Asics Corp.	342,735	10,812
	Konami Group Corp.	191,919	10,766
	Nomura Real Estate Master Fund Inc.	9,016	10,727
	Tobu Railway Co. Ltd.	403,486	10,677
	Japan Real Estate Investment Corp.	2,618	10,530
	Zensho Holdings Co. Ltd.	192,628	10,264
	SBI Holdings Inc.	485,353	10,249
	MISUMI Group Inc.	558,244	10,213
	Ricoh Co. Ltd.	1,144,095	10,178
	JSR Corp.	352,013	10,098
	Sekisui Chemical Co. Ltd.	657,481	9,987
	Concordia Financial Group Ltd.	2,172,984	9,939
	SUMCO Corp.	674,453	9,828
	Nippon Prologis REIT Inc.	4,802	9,820
	Mitsui Chemicals Inc.	340,454	9,789
	Idemitsu Kosan Co. Ltd.	461,843	9,753
	Kyowa Kirin Co. Ltd.	498,882	9,526
	Japan Metropolitan Fund Investment	13,784	9,454

		Shares	Market Value ($000)
	Sumitomo Chemical Co. Ltd.	3,008,330	9,278
	Yokogawa Electric Corp.	489,093	9,185
	Odakyu Electric Railway Co. Ltd.	616,100	9,001
	Suntory Beverage & Food Ltd.	251,215	8,943
	TOTO Ltd.	289,092	8,887
	Kurita Water Industries Ltd.	219,802	8,839
	GLP J-REIT	8,959	8,826
	BayCurrent Consulting Inc.	270,300	8,729
	Ebara Corp.	184,197	8,705
	SCREEN Holdings Co. Ltd.	80,521	8,700
	Hoshizaki Corp.	225,852	8,662
	Toho Co. Ltd.	221,407	8,631
	Otsuka Corp.	205,441	8,555
	Seiko Epson Corp.	517,758	8,502
	Daiwa House REIT Investment Corp.	4,282	8,431
	Koito Manufacturing Co. Ltd.	457,452	8,411
	Mitsubishi HC Capital Inc. (XTKS)	1,270,233	8,403
	Bank of Kyoto Ltd.	142,267	8,397
	Chiba Bank Ltd.	1,193,446	8,392
	Rohto Pharmaceutical Co. Ltd.	389,450	8,301
	Rakuten Group Inc.	2,111,238	8,269
	Shizuoka Financial Group Inc.	975,928	8,151
	Nikon Corp.	615,699	8,138
	Niterra Co. Ltd.	384,102	8,122
	Hirose Electric Co. Ltd.	63,960	8,101
	Asahi Intecc Co. Ltd.	394,467	8,095
	Azbil Corp.	254,610	8,034
	NIPPON EXPRESS HOLDINGS Inc.	135,381	7,938
	Socionext Inc.	66,000	7,809
	Fukuoka Financial Group Inc.	320,712	7,728
*	ANA Holdings Inc.	321,534	7,708
	Keio Corp.	229,899	7,642
	Isetan Mitsukoshi Holdings Ltd.	696,049	7,551
	Kobe Bussan Co. Ltd.	282,988	7,538
	Toyo Suisan Kaisha Ltd.	181,041	7,488
	Kawasaki Heavy Industries Ltd.	292,647	7,463
	Shimizu Corp.	1,074,934	7,406
	Taiyo Yuden Co. Ltd.	246,850	7,361
	Tokyu Fudosan Holdings Corp.	1,229,970	7,312
	Brother Industries Ltd.	467,828	7,292
	USS Co. Ltd.	417,421	7,238
	Tosoh Corp.	552,742	7,225
	Kobe Steel Ltd.	660,467	7,224
	Square Enix Holdings Co. Ltd.	155,764	7,215
	Hulic Co. Ltd.	836,264	7,120
	Sega Sammy Holdings Inc.	317,968	6,952
	Nippon Sanso Holdings Corp.	286,256	6,922
	Persol Holdings Co. Ltd.	347,991	6,883
	Kyushu Railway Co.	312,388	6,850
	Oji Holdings Corp.	1,728,373	6,824
	McDonald's Holdings Co. Japan Ltd.	172,900	6,806
	Orix JREIT Inc.	5,338	6,791
	Kuraray Co. Ltd.	673,279	6,775
	Haseko Corp.	511,702	6,662
	Sumitomo Forestry Co. Ltd.	275,070	6,637
	Lixil Corp.	518,576	6,627
	Kobayashi Pharmaceutical Co. Ltd.	118,349	6,506
	Marui Group Co. Ltd.	362,963	6,502

		Shares	Market Value ($000)
	Japan Airlines Co. Ltd.	298,365	6,460
	Hikari Tsushin Inc.	43,511	6,456
	Nagoya Railroad Co. Ltd.	398,258	6,413
	Hitachi Construction Machinery Co. Ltd.	212,639	6,381
	United Urban Investment Corp.	5,912	6,381
*	Tohoku Electric Power Co. Inc.	959,080	6,379
	Nisshin Seifun Group Inc.	514,004	6,374
*	Kyushu Electric Power Co. Inc.	934,268	6,344
	IHI Corp.	257,024	6,320
[1]	Advance Residence Investment Corp.	2,588	6,306
	GMO Payment Gateway Inc.	82,335	6,281
	NGK Insulators Ltd.	499,841	6,130
	Ryohin Keikaku Co. Ltd.	469,946	6,102
	Amada Co. Ltd.	618,785	6,090
	Japan Post Insurance Co. Ltd.	374,339	6,049
	JGC Holdings Corp.	426,054	5,974
	Santen Pharmaceutical Co. Ltd.	678,500	5,929
	Yokohama Rubber Co. Ltd.	262,863	5,894
	Kansai Paint Co. Ltd.	358,502	5,876
	Goldwin Inc.	71,101	5,838
	Resonac Holdings Corp.	353,836	5,796
	NSK Ltd.	893,058	5,780
*	Mercari Inc.	227,879	5,773
*,1	Skylark Holdings Co. Ltd.	444,364	5,750
	MonotaRO Co. Ltd.	469,056	5,725
	NH Foods Ltd.	197,478	5,698
	Tsuruha Holdings Inc.	74,051	5,687
	NOF Corp.	131,050	5,655
	Kose Corp.	57,493	5,630
	Keihan Holdings Co. Ltd.	197,635	5,598
	TechnoPro Holdings Inc.	214,588	5,556
	Sumitomo Heavy Industries Ltd.	223,901	5,511
	Stanley Electric Co. Ltd.	297,040	5,489
	Hakuhodo DY Holdings Inc.	474,698	5,461
	Open House Group Co. Ltd.	142,383	5,418
	Nomura Real Estate Holdings Inc.	217,619	5,398
	Iwatani Corp.	101,100	5,397
	Alfresa Holdings Corp.	338,113	5,392
	Shinko Electric Industries Co. Ltd.	132,800	5,369
	Tokyo Tatemono Co. Ltd.	400,821	5,356
	CyberAgent Inc.	838,068	5,298
	Mebuki Financial Group Inc.	1,991,873	5,292
	Sanwa Holdings Corp.	389,072	5,291
	Mitsubishi Gas Chemical Co. Inc.	349,979	5,249
	Electric Power Development Co. Ltd. Class C	329,206	5,208
	Sanrio Co. Ltd.	111,700	5,201
*	SHIFT Inc.	21,900	5,181
	Cosmo Energy Holdings Co. Ltd.	164,526	5,101
	Mitsubishi Motors Corp.	1,258,264	5,082
	Medipal Holdings Corp.	296,057	5,076
	Japan Airport Terminal Co. Ltd.	108,883	5,074
	Air Water Inc.	354,214	4,989
	Koei Tecmo Holdings Co. Ltd.	290,600	4,973
	Tokyo Century Corp.	126,411	4,951
	Credit Saison Co. Ltd.	309,090	4,943
	Itochu Techno-Solutions Corp.	194,226	4,923
	Miura Co. Ltd.	194,550	4,909
	Sekisui House REIT Inc.	8,270	4,909

		Shares	Market Value ($000)
	Nifco Inc.	163,979	4,888
	Iida Group Holdings Co. Ltd.	277,111	4,861
	J Front Retailing Co. Ltd.	494,656	4,815
	THK Co. Ltd.	240,121	4,814
	Lawson Inc.	95,758	4,805
	Nabtesco Corp.	225,743	4,788
	Keikyu Corp.	502,446	4,776
[1]	Aozora Bank Ltd.	231,274	4,756
	Taiheiyo Cement Corp.	223,846	4,675
	Tokyo Ohka Kogyo Co. Ltd.	73,978	4,673
	Nichirei Corp.	204,720	4,670
	Lion Corp.	487,370	4,657
	Daicel Corp.	500,223	4,635
	Toyo Seikan Group Holdings Ltd.	284,438	4,624
	Kadokawa Corp.	186,500	4,623
	Nankai Electric Railway Co. Ltd.	217,938	4,619
	Japan Prime Realty Investment Corp.	1,852	4,611
	Seibu Holdings Inc.	413,008	4,592
	Horiba Ltd.	77,395	4,566
	Hachijuni Bank Ltd.	885,177	4,561
	Oracle Corp. Japan	65,051	4,560
	Rinnai Corp.	208,348	4,536
	Japan Hotel REIT Investment Corp.	8,973	4,456
	Mitsubishi Materials Corp.	247,200	4,419
	Kamigumi Co. Ltd.	189,503	4,396
	Fujikura Ltd.	522,900	4,372
	Nippon Accommodations Fund Inc.	922	4,370
	Shimamura Co. Ltd.	43,667	4,325
	Seino Holdings Co. Ltd.	274,626	4,322
	ZOZO Inc.	220,256	4,300
	JTEKT Corp.	454,064	4,283
	INFRONEER Holdings Inc.	439,445	4,279
	COMSYS Holdings Corp.	213,389	4,265
	Hisamitsu Pharmaceutical Co. Inc.	133,296	4,260
	Activia Properties Inc.	1,452	4,228
*	Chugoku Electric Power Co. Inc.	608,429	4,222
	Nippon Shinyaku Co. Ltd.	103,913	4,202
	Ulvac Inc.	97,446	4,184
	Suzuken Co. Ltd.	142,109	4,149
	SCSK Corp.	248,909	4,138
	Internet Initiative Japan Inc.	220,500	4,106
[1]	Cosmos Pharmaceutical Corp.	35,363	4,086
	Invincible Investment Corp.	9,786	4,054
	Food & Life Cos. Ltd.	206,000	4,053
	Sohgo Security Services Co. Ltd.	662,220	4,049
	EXEO Group Inc.	193,919	4,032
	Industrial & Infrastructure Fund Investment Corp.	3,770	3,946
	Sundrug Co. Ltd.	133,470	3,940
*	Money Forward Inc.	90,320	3,907
	Teijin Ltd.	363,158	3,884
	Nihon Kohden Corp.	146,820	3,870
	Welcia Holdings Co. Ltd.	203,148	3,824
	LaSalle Logiport REIT	3,552	3,800
	Takashimaya Co. Ltd.	260,926	3,793
	Kakaku.com Inc.	253,711	3,792
	Mitsui Fudosan Logistics Park Inc.	1,064	3,787
[1]	Japan Logistics Fund Inc.	1,774	3,749
	Iyogin Holdings Inc.	527,694	3,727

		Shares	Market Value ($000)
	AEON REIT Investment Corp.	3,516	3,701
	Hirogin Holdings Inc.	596,784	3,691
	Sumitomo Rubber Industries Ltd.	358,443	3,665
	SHO-BOND Holdings Co. Ltd.	90,157	3,662
	Kenedix Office Investment Corp.	1,536	3,652
	Sankyo Co. Ltd.	85,760	3,628
	Kyushu Financial Group Inc.	742,476	3,614
	Alps Alpine Co. Ltd.	408,107	3,607
	Casio Computer Co. Ltd.	417,308	3,566
	DMG Mori Co. Ltd.	209,365	3,563
	Yamada Holdings Co. Ltd.	1,173,217	3,544
	Kaneka Corp.	120,036	3,537
	NET One Systems Co. Ltd.	160,656	3,530
	Zenkoku Hosho Co. Ltd.	100,068	3,513
	UBE Corp.	191,176	3,489
	Yamazaki Baking Co. Ltd.	240,370	3,459
*	Park24 Co. Ltd.	261,989	3,456
	Nagase & Co. Ltd.	200,741	3,452
	Taisho Pharmaceutical Holdings Co. Ltd.	89,378	3,446
	Tokai Carbon Co. Ltd.	386,243	3,436
	Kinden Corp.	245,940	3,392
	Kagome Co. Ltd.	152,125	3,391
	Kewpie Corp.	209,153	3,389
	Denka Co. Ltd.	170,641	3,371
	NOK Corp.	223,539	3,366
	Sankyu Inc.	95,325	3,306
	Toho Gas Co. Ltd.	176,468	3,306
	Yamaguchi Financial Group Inc.	424,057	3,298
	Sapporo Holdings Ltd.	124,819	3,289
	Daiwa Securities Living Investments Corp.	4,091	3,277
	Konica Minolta Inc.	882,662	3,272
	Frontier Real Estate Investment Corp.	977	3,246
	Mori Hills REIT Investment Corp. Class C	3,178	3,234
[1]	Mitsui High-Tec Inc.	46,200	3,232
	Ito En Ltd.	112,923	3,223
	Rakus Co. Ltd.	189,538	3,218
	House Foods Group Inc.	139,182	3,213
[1]	Workman Co. Ltd.	87,921	3,209
	Coca-Cola Bottlers Japan Holdings Inc.	277,104	3,191
	BIPROGY Inc.	128,893	3,164
	Daiichikosho Co. Ltd.	156,066	3,152
	Mitsubishi Logistics Corp.	125,074	3,142
	Yamato Kogyo Co. Ltd.	65,615	3,138
	Fuyo General Lease Co. Ltd.	37,834	3,122
	Toyoda Gosei Co. Ltd.	145,220	3,100
	Penta-Ocean Construction Co. Ltd.	569,097	3,089
	GS Yuasa Corp.	153,225	3,083
	Takara Holdings Inc.	349,780	3,078
	Sugi Holdings Co. Ltd.	68,828	3,068
	Ushio Inc.	218,824	3,032
	Nihon M&A Center Holdings Inc.	528,192	3,025
	OKUMA Corp.	59,563	3,022
	DIC Corp.	159,330	3,008
	Zeon Corp.	278,553	3,004
	Sotetsu Holdings Inc.	152,799	2,957
	Daido Steel Co. Ltd.	68,955	2,956
	Amano Corp.	129,450	2,942
	Relo Group Inc.	213,006	2,941

		Shares	Market Value ($000)
	Nippon Kayaku Co. Ltd.	317,676	2,932
	Pigeon Corp.	216,182	2,920
	Aeon Mall Co. Ltd.	236,172	2,919
	Sumitomo Bakelite Co. Ltd.	66,279	2,885
	Jeol Ltd.	84,000	2,881
	ABC-Mart Inc.	52,021	2,880
	Kotobuki Spirits Co. Ltd.	37,837	2,880
	Dowa Holdings Co. Ltd.	89,114	2,878
	Mabuchi Motor Co. Ltd.	99,195	2,848
	Nippon Electric Glass Co. Ltd.	155,779	2,830
	Seven Bank Ltd.	1,276,081	2,772
	Maruichi Steel Tube Ltd.	116,741	2,767
	Toyo Tire Corp.	203,958	2,762
	Calbee Inc.	140,495	2,724
	K's Holdings Corp.	294,033	2,699
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,698
	Harmonic Drive Systems Inc.	96,141	2,648
	Japan Steel Works Ltd.	125,900	2,623
	Ezaki Glico Co. Ltd.	98,818	2,611
	Kokuyo Co. Ltd.	160,913	2,581
	Toda Corp.	461,359	2,570
	Rengo Co. Ltd.	402,497	2,564
	Ship Healthcare Holdings Inc.	158,202	2,562
	Morinaga Milk Industry Co. Ltd.	74,837	2,521
	Mitsui Mining & Smelting Co. Ltd.	104,845	2,478
*	Sharp Corp.	415,290	2,469
	Tsumura & Co.	131,690	2,451
	OBIC Business Consultants Co. Ltd.	58,291	2,448
	Morinaga & Co. Ltd.	75,346	2,446
	Canon Marketing Japan Inc.	92,718	2,433
	NHK Spring Co. Ltd.	303,686	2,433
	TS Tech Co. Ltd.	188,236	2,432
	Fancl Corp.	138,047	2,418
	Aica Kogyo Co. Ltd.	101,262	2,406
	Nippon Shokubai Co. Ltd.	61,900	2,383
	Fujitsu General Ltd.	111,947	2,338
	JMDC Inc.	61,000	2,332
	Daiwa Office Investment Corp.	528	2,325
	Furukawa Electric Co. Ltd.	120,274	2,309
	SBI Shinsei Bank Ltd.	114,471	2,305
	Toyota Boshoku Corp.	125,465	2,289
	Kyudenko Corp.	78,961	2,277
*	PeptiDream Inc.	178,234	2,269
	Descente Ltd.	76,100	2,209
	GMO internet group Inc.	110,882	2,202
*	Hino Motors Ltd.	543,802	2,181
	Pola Orbis Holdings Inc.	148,470	2,178
	Bic Camera Inc.	289,689	2,176
	Chugin Financial Group Inc.	323,172	2,170
[1]	Yaoko Co. Ltd.	40,801	2,152
	SMS Co. Ltd.	101,299	2,152
*	Shikoku Electric Power Co. Inc.	303,387	2,137
	H.U. Group Holdings Inc.	105,884	2,091
	PALTAC Corp.	61,960	2,082
	DeNA Co. Ltd.	168,982	2,072
	Anritsu Corp.	261,960	2,063
	AEON Financial Service Co. Ltd.	227,874	2,048
	Resorttrust Inc.	128,799	2,037

		Shares	Market Value ($000)
	OSG Corp.	151,240	2,016
	Ain Holdings Inc.	55,712	1,981
	Justsystems Corp.	69,137	1,968
	Izumi Co. Ltd.	77,928	1,964
	As One Corp.	48,256	1,919
	Fuji Kyuko Co. Ltd.	47,800	1,907
	Sawai Group Holdings Co. Ltd.	75,802	1,888
	FP Corp.	88,903	1,874
	Acom Co. Ltd.	757,217	1,862
	Menicon Co. Ltd.	103,200	1,851
	Benesse Holdings Inc.	139,609	1,824
	Kandenko Co. Ltd.	207,663	1,822
	Japan Aviation Electronics Industry Ltd.	89,381	1,815
	Katitas Co. Ltd.	98,700	1,815
	Kusuri no Aoki Holdings Co. Ltd.	31,090	1,785
	Heiwa Corp.	104,859	1,776
	NEC Networks & System Integration Corp.	132,456	1,747
	Nipro Corp.	228,066	1,656
	NS Solutions Corp.	62,076	1,629
	Information Services International-Dentsu Ltd.	44,900	1,592
	Mani Inc.	123,238	1,585
	Kaken Pharmaceutical Co. Ltd.	63,144	1,572
	Shochiku Co. Ltd.	19,696	1,507
	Lintec Corp.	89,495	1,477
	Toshiba TEC Corp.	47,761	1,387
	Daio Paper Corp.	160,200	1,377
	Sumitomo Pharma Co. Ltd.	322,447	1,337
	Ariake Japan Co. Ltd.	35,634	1,300
	Itoham Yonekyu Holdings Inc.	254,917	1,294
	TBS Holdings Inc.	68,117	1,275
	Fuji Oil Holdings Inc.	87,274	1,231
	GungHo Online Entertainment Inc.	62,675	1,230
	Benefit One Inc.	116,568	1,204
	ASKUL Corp.	81,122	1,132
	Matsui Securities Co. Ltd.	199,821	1,129
	Noevir Holdings Co. Ltd.	29,488	1,124
	AZ-COM Maruwa Holdings Inc.	80,800	1,111
	Takara Bio Inc.	90,361	1,110
	JCR Pharmaceuticals Co. Ltd.	112,116	1,065
*	RENOVA Inc.	94,500	998
[1]	Toei Animation Co. Ltd.	10,785	978
	Fuji Media Holdings Inc.	87,309	967
	Amvis Holdings Inc.	45,095	915
	Takeda Pharmaceutical Co. Ltd. ADR	56,881	868
	Orient Corp.	106,474	833
			8,340,642
Kuwait (0.2%)
	National Bank of Kuwait SAKP	15,120,358	47,351
	Kuwait Finance House KSCP	18,161,944	46,658
	Mobile Telecommunications Co. KSCP	3,930,220	6,666
*	Agility Public Warehousing Co. KSC	3,068,828	6,293
	Boubyan Bank KSCP	2,461,840	4,968
	Mabanee Co. KPSC	1,301,146	3,740
	Gulf Bank KSCP	3,707,830	3,187
	Humansoft Holding Co. KSC	186,634	2,187
	Boubyan Petrochemicals Co. KSCP	803,985	1,934

		Shares	Market Value ($000)
	Burgan Bank SAK	1,856,045	1,257
			124,241
Malaysia (0.4%)
	Malayan Banking Bhd.	14,548,700	29,108
	Public Bank Bhd.	29,084,095	26,903
	CIMB Group Holdings Bhd.	15,020,573	18,503
	Tenaga Nasional Bhd.	6,563,000	13,976
	Petronas Chemicals Group Bhd.	5,811,768	8,965
	Press Metal Aluminium Holdings Bhd.	7,211,500	8,064
	Ihh Healthcare Bhd.	5,873,500	7,757
	CELCOMDIGI Bhd.	7,770,466	7,617
	Sime Darby Plantation Bhd.	7,370,705	7,451
	MISC Bhd.	3,541,835	5,647
	Hong Leong Bank Bhd.	1,260,300	5,476
	Axiata Group Bhd.	9,184,424	5,439
	PPB Group Bhd.	1,355,260	5,017
	Kuala Lumpur Kepong Bhd.	953,500	4,932
	IOI Corp. Bhd.	5,295,565	4,899
	Genting Bhd.	4,658,600	4,454
	Gamuda Bhd.	4,650,500	4,434
	Petronas Gas	1,145,450	4,340
	Dialog Group Bhd.	8,330,900	4,253
	RHB Bank Bhd.	3,250,900	4,104
	Maxis Bhd.	4,097,700	3,672
	Nestle Malaysia Bhd.	123,500	3,669
	AMMB Holdings Bhd.	4,205,800	3,601
	Sime Darby Bhd.	7,068,005	3,421
	Genting Malaysia Bhd.	5,536,200	3,193
	Malaysia Airports Holdings Bhd.	2,085,700	3,192
	Petronas Dagangan Bhd.	539,100	2,746
	QL Resources Bhd.	2,137,600	2,599
	Telekom Malaysia Bhd.	2,281,057	2,576
	YTL Corp. Bhd.	9,555,924	2,479
*	Top Glove Corp. Bhd.	10,649,000	2,174
	IJM Corp. Bhd.	6,110,840	2,074
	Hong Leong Financial Group Bhd.	438,335	1,780
	Alliance Bank Malaysia Bhd.	2,232,600	1,748
	Hartalega Holdings Bhd.	3,514,100	1,716
	Fraser & Neave Holdings Bhd.	302,100	1,675
[2]	MR DIY Group M Bhd.	4,417,700	1,440
	Westports Holdings Bhd.	1,427,996	1,109
	British American Tobacco Malaysia Bhd.	272,600	612
	FGV Holdings Bhd.	1,366,400	434
	Astro Malaysia Holdings Bhd.	3,131,768	372
			227,621
Mexico (0.8%)
	America Movil SAB de CV Series B	56,817,193	59,549
	Grupo Financiero Banorte SAB de CV Class O	5,802,318	54,995
	Wal-Mart de Mexico SAB de CV	10,385,597	43,236
	Fomento Economico Mexicano SAB de CV	3,671,027	41,606
	Grupo Mexico SAB de CV Series B	6,351,733	33,016
	Grupo Bimbo SAB de CV Series A	4,472,140	23,185
	Grupo Aeroportuario del Pacifico SAB de CV Class B	694,127	13,225
	Grupo Aeroportuario del Sureste SAB de CV Class B	402,980	11,398
*	Cemex SAB de CV ADR	1,491,049	11,362
*	Cemex SAB de CV	14,954,677	11,360
*	Grupo Financiero Inbursa SAB de CV Class O	4,046,849	9,824

		Shares	Market Value ($000)
	Grupo Elektra SAB de CV	121,927	9,220
	Coca-Cola Femsa SAB de CV	1,063,589	8,979
	Arca Continental SAB de CV	893,883	8,955
	Fibra Uno Administracion SA de CV	5,792,789	8,704
	Grupo Carso SAB de CV	922,445	7,335
	Gruma SAB de CV Class B	399,723	7,170
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	555,612	6,264
	Grupo Comercial Chedraui SA de CV	938,048	5,493
	Grupo Televisa SAB	4,866,461	5,150
	Promotora y Operadora de Infraestructura SAB de CV	439,652	4,554
	Orbia Advance Corp. SAB de CV	1,984,479	4,502
	Alfa SAB de CV Class A	7,264,075	4,455
[2]	Banco del Bajio SA	1,438,843	4,387
	Prologis Property Mexico SA de CV	1,098,602	4,070
	Kimberly-Clark de Mexico SAB de CV Class A	1,691,726	3,972
	Regional SAB de CV	479,148	3,733
*	Industrias Penoles SAB de CV	247,866	3,544
	GCC SAB de CV	331,600	3,222
	Becle SAB de CV	1,101,483	2,883
	Operadora De Sites Mexicanos SAB de CV	2,532,446	2,566
	El Puerto de Liverpool SAB de CV Class C1	406,908	2,551
	Qualitas Controladora SAB de CV	330,349	2,431
*	Sitios Latinoamerica SAB de CV	3,541,125	1,588
	Megacable Holdings SAB de CV	616,713	1,565
	Alpek SAB de CV	745,131	772
	Concentradora Fibra Danhos SA de CV	464,214	608
*	Controladora AXTEL SAB DE CV	7,264,075	87
			431,516
Netherlands (2.9%)
	ASML Holding NV	791,708	567,076
	Prosus NV	1,421,971	112,488
*,2	Adyen NV	59,114	109,717
	ING Groep NV	7,059,129	103,040
	Koninklijke Ahold Delhaize NV	1,930,215	66,532
	Wolters Kluwer NV	499,982	62,786
	Heineken NV	556,381	54,459
	ASM International NV	92,946	44,157
	Universal Music Group NV	1,505,743	38,622
	DSM-Firmenich AG	349,562	38,532
	Koninklijke Philips NV	1,852,987	38,493
	Akzo Nobel NV	344,553	29,476
	ArcelorMittal SA	937,412	27,112
	Koninklijke KPN NV	6,412,850	23,203
	NN Group NV	569,822	21,844
	Heineken Holding NV	260,341	21,341
	EXOR NV	205,306	19,185
	Aegon NV	3,456,671	18,764
	BE Semiconductor Industries NV	155,074	18,516
	IMCD NV	114,870	17,406
[2]	ABN AMRO Bank NV GDR	796,150	13,537
	ASR Nederland NV	290,355	13,162
	Randstad NV	221,419	12,972
	Aalberts NV	194,690	8,785
[2]	Signify NV	253,333	7,965
*,2	Just Eat Takeaway.com NV	404,327	7,254
	JDE Peet's NV	196,898	5,942
	OCI NV	197,090	5,617
	Koninklijke Vopak NV	131,066	4,941

		Shares	Market Value ($000)
*	InPost SA	412,075	4,924
	Allfunds Group plc	680,160	4,435
[2]	CTP NV	202,733	2,778
			1,525,061
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,152,086	17,589
*	Auckland International Airport Ltd.	2,396,256	12,509
	Spark New Zealand Ltd.	3,755,714	12,092
[1]	Infratil Ltd.	1,637,874	10,131
	Meridian Energy Ltd.	2,508,388	8,804
	Contact Energy Ltd.	1,568,963	8,101
	EBOS Group Ltd.	320,581	7,683
	Mainfreight Ltd.	163,246	6,885
	Mercury NZ Ltd.	1,375,599	5,633
	Fletcher Building Ltd.	1,584,115	5,492
*	a2 Milk Co. Ltd.	1,441,317	4,945
	Ryman Healthcare Ltd.	1,114,888	4,722
	SKYCITY Entertainment Group Ltd.	1,492,401	2,095
	Kiwi Property Group Ltd.	3,155,590	1,864
*	Air New Zealand Ltd.	3,142,896	1,543
			110,088
Norway (0.5%)
	Equinor ASA	1,848,965	56,557
	DNB Bank ASA	2,057,447	42,399
	Norsk Hydro ASA	2,663,287	17,443
	Aker BP ASA	616,836	17,279
	Mowi ASA	889,026	15,629
	Telenor ASA	1,252,359	13,406
	Yara International ASA	326,156	13,321
	Orkla ASA	1,535,033	12,113
	TOMRA Systems ASA	471,501	7,266
	Kongsberg Gruppen ASA	152,598	6,621
	Salmar ASA	127,749	5,902
*	Nordic Semiconductor ASA	365,849	5,388
	Gjensidige Forsikring ASA	337,272	5,324
*	Adevinta ASA	553,964	4,098
	Schibsted ASA Class B	208,894	4,096
*,2	AutoStore Holdings Ltd.	1,436,404	3,582
	Aker ASA Class A	48,161	3,062
	Schibsted ASA Class A	135,203	2,897
	Var Energi ASA	822,438	2,517
	Leroy Seafood Group ASA	524,709	2,183
			241,083
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	1,346,667	463
	Pakistan Petroleum Ltd.	1,225,773	332
			795
Philippines (0.2%)
	SM Prime Holdings Inc.	21,550,723	13,113
	Bdo Unibank Inc.	4,746,811	12,553
	International Container Terminal Services Inc.	2,200,445	8,696
	Ayala Land Inc.	14,974,301	7,478
	Bank of The Philippines Islands	3,561,269	7,426
	Ayala Corp.	594,237	6,660
	JG Summit Holdings Inc.	6,134,720	4,814
	PLDT Inc.	184,946	4,413
	Universal Robina Corp.	1,794,249	4,013

		Shares	Market Value ($000)
	Jollibee Foods Corp.	857,408	3,982
	Metropolitan Bank & Trust Co.	3,623,396	3,961
	Manila Electric Co.	532,198	3,452
	Emperador Inc.	6,192,200	2,361
	Globe Telecom Inc.	65,153	2,278
[2]	Monde Nissin Corp.	14,496,900	2,160
	Aboitiz Power Corp.	3,214,211	2,111
	Metro Pacific Investments Corp.	22,180,466	1,967
	GT Capital Holdings Inc.	195,798	1,944
	Alliance Global Group Inc.	7,504,048	1,700
*	AC Energy Corp.	15,547,941	1,478
	DMCI Holdings Inc.	8,305,978	1,453
	San Miguel Corp.	732,025	1,451
*	Bloomberry Resorts Corp.	6,650,441	1,436
	Semirara Mining & Power Corp. Class A	2,425,100	1,274
	Puregold Price Club Inc.	1,939,592	1,024
*	Converge Information and Communications Technology Solutions Inc.	5,162,800	950
	LT Group Inc.	5,394,616	943
	Megaworld Corp.	22,608,985	844
			105,935
Poland (0.2%)
	ORLEN SA	1,160,184	20,679
	Powszechna Kasa Oszczednosci Bank Polski SA	1,720,431	17,456
	Powszechny Zaklad Ubezpieczen SA	1,125,022	11,377
*,2	Dino Polska SA	97,228	10,827
	Bank Polska Kasa Opieki SA	316,666	9,351
	KGHM Polska Miedz SA	273,435	8,456
*,2	Allegro.eu SA	911,505	8,036
	LPP SA	2,230	7,671
*	Santander Bank Polska SA	59,827	5,936
*	Pepco Group NV	299,915	2,584
			102,373
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,718,755	26,717
	Jeronimo Martins SGPS SA	558,241	15,199
	Galp Energia SGPS SA	1,015,306	13,493
	EDP Renovaveis SA	495,544	9,465
			64,874
Qatar (0.3%)
	Qatar National Bank QPSC	8,926,426	41,644
	Qatar Islamic Bank SAQ	3,633,027	21,112
	Commercial Bank PSQC	6,805,927	11,691
	Industries Qatar QSC	3,154,316	11,552
	Masraf Al Rayan QSC	12,449,707	8,586
	Qatar International Islamic Bank QSC	2,380,585	6,788
	Qatar Gas Transport Co. Ltd.	5,486,426	6,353
	Qatar Fuel QSC	1,199,994	5,539
	Ooredoo QPSC	1,671,321	5,249
	Mesaieed Petrochemical Holding Co.	8,852,610	4,747
	Qatar Electricity & Water Co. QSC	914,426	4,556
	Qatar Navigation QSC	1,142,905	3,296
	Barwa Real Estate Co.	4,062,219	3,135
	Doha Bank QPSC	4,809,454	2,285
	Qatar Aluminum Manufacturing Co.	4,753,404	1,765
	Vodafone Qatar QSC	3,098,640	1,649
*	Ezdan Holding Group QSC	3,127,081	980

		Shares	Market Value ($000)
	Dukhan Bank	148,905	169
			141,096
Romania (0.0%)
*	Banca Transilvania SA	1,297,584	5,955
	OMV Petrom SA (XBSE)	32,706,302	3,936
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	150,560	3,765
	Societatea Nationala Nuclearelectrica SA	101,922	1,023
*	MED Life SA	159,533	682
	One United Properties SA	2,968,714	616
			15,977
Russia (0.0%)
*,3	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	MMC Norilsk Nickel PJSC ADR	724,348	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Mobile TeleSystems PJSC ADR	289,221	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	—
*,3	Magnit PJSC GDR (Registered)	375,829	—
*,3	MMC Norilsk Nickel PJSC	22,643	—
*,3	LUKOIL PJSC ADR	509,946	—
*,3	Gazprom PJSC-Spon ADR	6,827,148	—
*,3	Surgutneftegas PJSC ADR	1,031,634	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	Tatneft PJSC ADR	403,718	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	98,835	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. Rusal International	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	53,186	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Transneft PJSC Preference Shares	2,923	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	VTB Bank PJSC	5,529,218,867	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Sistema PJSFC	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—

		Shares	Market Value ($000)
*,3	Surgutneftegas PJSC	3,872,600	—
*,3	Surgutneftegas PJSC Preference Shares	14,258,400	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	3,936,478	78,248
	Saudi National Bank	5,851,827	60,132
[2]	Saudi Arabian Oil Co.	6,181,733	53,421
	Saudi Basic Industries Corp.	1,809,909	41,364
	Saudi Telecom Co.	3,605,392	40,769
*	Saudi Arabian Mining Co.	2,433,949	28,819
	Riyad Bank	2,957,758	25,075
	Alinma Bank	1,981,098	19,533
	Saudi Awwal Bank	1,906,759	19,342
	SABIC Agri-Nutrients Co.	469,667	18,051
	Banque Saudi Fransi	1,187,697	13,483
	International Co. For Water & Power Projects	268,294	13,188
	Dr Sulaiman Al Habib Medical Services Group Co.	166,643	12,838
	Bank AlBilad	991,664	11,559
	Arab National Bank	1,346,493	9,560
	Etihad Etisalat Co.	761,116	9,504
	Saudi Electricity Co.	1,574,923	9,422
	Elm Co.	51,894	9,406
	Almarai Co. JSC	491,473	9,025
	Sahara International Petrochemical Co.	725,068	7,316
	Yanbu National Petrochemical Co.	555,134	6,783
	Bupa Arabia for Cooperative Insurance Co.	146,437	6,735
	Mouwasat Medical Services Co.	95,830	6,408
	Savola Group	528,180	5,954
	Saudi Tadawul Group Holding Co.	97,989	5,259
	Saudi Industrial Investment Group	749,505	4,994
	Jarir Marketing Co.	1,189,860	4,917
	Arabian Internet & Communications Services Co.	50,487	4,908
*	Dar Al Arkan Real Estate Development Co.	1,079,878	4,873
*	Saudi Kayan Petrochemical Co.	1,479,245	4,833
	Saudi Investment Bank	988,722	4,717
	Co. for Cooperative Insurance	123,857	4,714
	Bank Al-Jazira	816,327	3,998
	Nahdi Medical Co.	79,791	3,697
	Dallah Healthcare Co.	75,698	3,559
	Abdullah Al Othaim Markets Co.	893,130	3,518
	Saudi Aramco Base Oil Co.	83,146	3,285
*	Saudi Research & Media Group	64,613	3,225
	Mobile Telecommunications Co. Saudi Arabia	886,793	3,172
	Advanced Petrochemical Co.	255,629	3,103
	Saudia Dairy & Foodstuff Co.	31,221	2,952
	Saudi Airlines Catering Co.	82,072	2,713
	Power & Water Utility Co. for Jubail & Yanbu	130,824	2,702
*	National Industrialization Co. Class C	656,874	2,471
*	Rabigh Refining & Petrochemical Co.	867,373	2,406
	Saudi Cement Co.	152,856	2,339
*	Seera Group Holding	300,281	2,304
*	Arabian Drilling Co.	47,083	2,216
	Arabian Centres Co. Ltd.	326,005	1,989

		Shares	Market Value ($000)
	Yamama Cement Co.	194,389	1,863
	Southern Province Cement Co.	137,988	1,816
*	Emaar Economic City	741,402	1,779
	Yanbu Cement Co.	158,271	1,687
	United Electronics Co.	76,972	1,672
	Qassim Cement Co.	90,222	1,659
	BinDawood Holding Co.	593,100	1,084
			616,359
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,642,934	93,977
	Oversea-Chinese Banking Corp. Ltd.	7,043,202	70,487
	United Overseas Bank Ltd.	2,435,112	55,237
	Singapore Telecommunications Ltd.	15,092,830	30,277
	CapitaLand Integrated Commercial Trust	10,204,780	15,667
	Keppel Corp. Ltd.	2,791,532	15,502
	CapitaLand Ascendas REIT	6,887,641	14,565
	Singapore Airlines Ltd.	2,565,056	14,531
	Capitaland Investment Ltd.	5,127,828	13,125
	Wilmar International Ltd.	4,191,918	12,181
	Singapore Exchange Ltd.	1,639,666	11,986
*	Seatrium Ltd.	81,363,512	8,623
	Singapore Technologies Engineering Ltd.	3,044,493	8,547
	Genting Singapore Ltd.	11,832,690	8,370
	Mapletree Logistics Trust	6,471,278	8,227
	Sembcorp Industries Ltd.	1,839,902	7,542
	Mapletree Industrial Trust	3,823,042	6,442
	Venture Corp. Ltd.	527,882	5,951
	Mapletree Pan Asia Commercial Trust	4,683,003	5,816
	City Developments Ltd.	966,991	5,381
	UOL Group Ltd.	1,013,218	5,361
	Frasers Logistics & Commercial Trust	5,759,934	5,289
	Jardine Cycle & Carriage Ltd.	202,388	5,224
	Keppel DC REIT	2,590,874	4,270
	Suntec REIT	4,214,466	4,090
	ComfortDelGro Corp. Ltd.	4,041,791	3,833
	NetLink NBN Trust	5,836,516	3,775
*,1	SATS Ltd.	1,690,287	3,560
	CapitaLand Ascott Trust	4,218,964	3,553
	Keppel REIT	4,386,168	3,003
	Olam Group Ltd.	2,301,913	2,271
	Hutchison Port Holdings Trust Class U	10,440,363	1,933
	Yangzijiang Financial Holding	4,972,896	1,235
	Singapore Post Ltd.	2,976,352	1,119
	StarHub Ltd.	1,244,197	973
	SIA Engineering Co. Ltd.	505,816	932
			462,855
South Africa (0.9%)
	Naspers Ltd. Class N	377,269	74,128
	FirstRand Ltd.	10,043,503	40,856
	Standard Bank Group Ltd.	2,685,499	28,656
	MTN Group Ltd.	3,624,564	28,401
	Gold Fields Ltd.	1,768,176	27,423
	Absa Group Ltd.	1,668,754	17,686
	Capitec Bank Holdings Ltd.	171,720	17,226
	Bid Corp. Ltd.	668,343	15,819
	Sasol Ltd.	1,130,281	15,781
	Shoprite Holdings Ltd.	962,307	13,900

		Shares	Market Value ($000)
	Sanlam Ltd.	3,551,274	13,095
	Impala Platinum Holdings Ltd.	1,694,283	12,238
	Nedbank Group Ltd.	865,350	11,371
	Sibanye Stillwater Ltd.	5,655,089	10,747
	Bidvest Group Ltd.	684,769	10,615
*	Discovery Ltd.	1,051,824	9,310
	Remgro Ltd.	1,021,212	9,182
	Woolworths Holdings Ltd.	1,848,305	8,255
	Aspen Pharmacare Holdings Ltd.	746,410	8,010
	Vodacom Group Ltd.	1,199,011	7,917
	Clicks Group Ltd.	492,677	7,727
	Reinet Investments SCA	276,007	6,674
	Old Mutual Ltd. (XZIM)	9,062,688	6,601
*	Northam Platinum Holdings Ltd.	725,319	6,136
	NEPI Rockcastle NV	945,533	5,686
	Anglo American Platinum Ltd.	113,607	5,678
	Growthpoint Properties Ltd.	6,852,274	4,865
	Harmony Gold Mining Co. Ltd.	1,090,335	4,708
	Mr Price Group Ltd.	522,198	4,598
	Exxaro Resources Ltd.	487,466	4,421
[2]	Pepkor Holdings Ltd.	4,200,737	4,087
	Foschini Group Ltd.	658,302	3,989
	Outsurance Group Ltd.	1,663,293	3,590
	Investec Ltd.	559,678	3,496
	Life Healthcare Group Holdings Ltd.	2,798,212	3,269
	Kumba Iron Ore Ltd.	111,540	3,060
	Multichoice Group	594,108	2,937
	Tiger Brands Ltd.	318,481	2,847
	Momentum Metropolitan Holdings	2,612,364	2,768
	Redefine Properties Ltd.	13,533,123	2,688
	AVI Ltd.	672,111	2,677
	Sappi Ltd.	1,159,932	2,498
	African Rainbow Minerals Ltd.	217,637	2,457
	Netcare Ltd.	2,887,266	2,261
	Pick n Pay Stores Ltd.	704,024	1,519
	Santam Ltd.	79,784	1,324
[2]	Dis-chem Pharmacies Ltd.	770,454	1,108
	Transaction Capital Ltd.	1,134,244	429
			484,714
South Korea (3.4%)
	Samsung Electronics Co. Ltd. (XKRX)	9,661,873	529,013
	SK Hynix Inc.	1,083,081	104,891
	Samsung Electronics Co. Ltd. Preference Shares	1,457,147	65,631
	Samsung SDI Co. Ltd. (XKRX)	104,590	54,597
	NAVER Corp.	288,000	51,312
	LG Chem Ltd. (XKRX)	93,720	47,676
[1]	POSCO Holdings Inc. (XNYS) ADR	348,534	43,738
	Hyundai Motor Co.	277,437	42,657
	POSCO Holdings Inc.	64,532	32,517
	Kia Corp.	500,718	32,496
*	LG Energy Solution Ltd.	69,469	30,520
[1]	Ecopro BM Co. Ltd.	90,588	29,797
	Celltrion Inc.	222,353	25,581
	Kakao Corp.	608,117	24,481
[1]	POSCO Future M Co. Ltd.	56,607	23,419
	Hyundai Mobis Co. Ltd.	124,370	22,724
*,2	Samsung Biologics Co. Ltd.	35,442	21,282
	LG Electronics Inc. (XKRX)	210,665	17,932

		Shares	Market Value ($000)
*	SK Innovation Co. Ltd.	105,264	17,855
	Hana Financial Group Inc.	578,866	17,838
[1]	KB Financial Group Inc. ADR (XNYS)	433,227	17,403
	Shinhan Financial Group Co. Ltd.	553,217	15,226
	KB Financial Group Inc.	356,720	14,287
	Samsung C&T Corp.	167,876	13,601
	KT&G Corp.	207,448	13,424
	Samsung Electro-Mechanics Co. Ltd.	111,856	12,760
	Samsung Fire & Marine Insurance Co. Ltd.	64,698	12,367
[1]	Shinhan Financial Group Co. Ltd. ADR	424,213	11,713
	Woori Financial Group Inc.	1,273,804	11,642
*	Doosan Enerbility Co. Ltd.	842,062	11,558
	LG Corp.	175,307	11,476
[1]	Celltrion Healthcare Co. Ltd.	199,922	10,328
[1]	L&F Co. Ltd.	49,130	9,929
*	Samsung Engineering Co. Ltd.	319,653	9,272
*	Samsung Heavy Industries Co. Ltd.	1,246,494	8,835
	SK Inc.	72,185	8,652
[1]	KakaoBank Corp.	416,463	8,495
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	86,368	8,360
	Samsung Life Insurance Co. Ltd.	149,834	8,197
[1]	HMM Co. Ltd.	584,530	8,023
*	Krafton Inc.	58,909	7,941
	Meritz Financial Group Inc.	201,949	7,797
*	HYBE Co. Ltd.	36,910	7,601
	Korea Zinc Co. Ltd.	19,189	7,434
	Samsung SDS Co. Ltd.	73,360	7,385
	Korean Air Lines Co. Ltd.	369,154	7,126
	NCSoft Corp.	31,821	6,903
*	SK Square Co. Ltd.	197,691	6,883
	Hanwha Aerospace Co. Ltd.	69,340	6,652
[1]	Posco International Corp.	91,306	6,461
*	Hanwha Solutions Corp.	210,142	6,237
	Yuhan Corp.	105,969	6,063
	LG Innotek Co. Ltd.	28,703	5,952
	LG H&H Co. Ltd. (XKRX)	17,466	5,860
	Hyundai Motor Co. Preference Shares (XKRX)	68,399	5,818
[1]	Korea Aerospace Industries Ltd.	140,918	5,441
	DB Insurance Co. Ltd.	89,346	5,283
*,1	HLB Inc.	202,791	5,230
	Amorepacific Corp.	59,197	5,229
*	Korea Electric Power Corp.	346,907	5,227
	Hyundai Glovis Co. Ltd.	37,784	5,167
	S-Oil Corp.	83,295	4,896
	LG Chem Ltd. Preference Shares	15,870	4,891
	LG Display Co. Ltd.	448,043	4,737
	Hankook Tire & Technology Co. Ltd.	147,782	4,482
*,1,2	SK IE Technology Co. Ltd.	52,660	4,437
	Lotte Chemical Corp.	36,396	4,301
	Hyundai Steel Co.	151,107	4,284
	Doosan Bobcat Inc.	91,963	4,219
	Industrial Bank of Korea	516,933	4,214
	Hyundai Engineering & Construction Co. Ltd.	142,433	4,180
	HD Hyundai Co. Ltd.	85,799	4,143
*,1	Hyundai Heavy Industries Co. Ltd.	37,261	4,085
	Orion Corp.Republic of Korea	43,511	3,873
	CJ CheilJedang Corp. (XKRX)	16,861	3,701
	Coway Co. Ltd.	114,300	3,673

		Shares	Market Value ($000)
	Hyundai Motor Co. Preference Shares	43,528	3,661
[1]	Hotel Shilla Co. Ltd.	61,933	3,659
	Samsung Securities Co. Ltd.	128,468	3,618
*,1	Hanwha Ocean Co. Ltd.	94,707	3,478
	LG Uplus Corp.	423,550	3,324
	LS Corp.	34,584	3,280
[1]	Fila Holdings Corp.	104,258	3,243
*,1	SK Biopharmaceuticals Co. Ltd.	50,728	3,239
	Hanmi Pharm Co. Ltd.	15,486	3,238
	Kumho Petrochemical Co. Ltd.	33,864	3,189
*	Hyundai Mipo Dockyard Co. Ltd.	40,987	3,004
	BNK Financial Group Inc.	564,313	2,993
	Korea Investment Holdings Co. Ltd.	77,806	2,981
[1]	SKC Co. Ltd.	36,891	2,872
*,1	Celltrion Pharm Inc.	40,544	2,823
	Mirae Asset Securities Co. Ltd.	508,793	2,766
	GS Holdings Corp.	92,396	2,730
[1]	Hyundai Doosan Infracore Co. Ltd.	281,858	2,726
*,1	Pearl Abyss Corp.	61,474	2,702
[1]	F&F Co. Ltd.	32,446	2,634
	Hyundai Marine & Fire Insurance Co. Ltd.	116,525	2,616
	Kangwon Land Inc.	210,342	2,575
*,1	Korea Electric Power Corp. ADR	326,843	2,484
	HL Mando Co. Ltd.	67,317	2,438
*,1	Alteogen Inc.	66,756	2,337
*	SK Bioscience Co. Ltd.	40,560	2,336
[1]	E-MART Inc.	39,021	2,316
	NH Investment & Securities Co. Ltd. Class C	294,456	2,287
[1]	OCI Holdings Co. Ltd.	25,507	2,189
[1]	Hanon Systems	322,271	2,156
[1]	Shinsegae Inc.	13,585	2,036
	Cheil Worldwide Inc.	142,874	2,033
[1]	Hanjin Kal Corp.	60,208	1,999
[1]	NongShim Co. Ltd.	6,244	1,943
	LG Electronics Inc. Preference Shares	49,495	1,896
	Hanwha Corp. (XKRX)	74,671	1,807
[1]	Lotte Energy Materials Corp.	41,200	1,773
	DGB Financial Group Inc.	302,310	1,734
*,1	Kakaopay Corp.	42,928	1,690
	BGF retail Co. Ltd.	12,835	1,684
*,1	Kakao Games Corp.	64,547	1,597
[1]	Pan Ocean Co. Ltd.	419,724	1,574
[1]	Hyundai Wia Corp.	31,000	1,536
	S-1 Corp.	38,056	1,527
	LOTTE Fine Chemical Co. Ltd.	29,848	1,517
[1,2]	Netmarble Corp.	38,072	1,470
[1]	GS Engineering & Construction Corp.	127,553	1,463
	DL E&C Co. Ltd.	60,827	1,461
	KCC Corp.	8,532	1,420
[1]	Samsung Card Co. Ltd.	62,921	1,406
	Samsung SDI Co. Ltd. Preference Shares	5,321	1,333
*	Daewoo Engineering & Construction Co. Ltd.	368,036	1,306
	GS Retail Co. Ltd.	76,397	1,273
[1]	CJ Corp.	24,900	1,266
[1]	SK Networks Co. Ltd.	268,850	1,264
	Hyundai Department Store Co. Ltd.	28,501	1,239
*	OCI Co. Ltd.	11,557	1,235
	Hanmi Science Co. Ltd.	49,038	1,225

		Shares	Market Value ($000)
[1]	Lotte Shopping Co. Ltd.	22,219	1,220
*	Hanwha Life Insurance Co. Ltd.	612,142	1,135
	AMOREPACIFIC Group	51,480	1,105
	Lotte Corp.	55,196	1,102
[1]	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,064
[1]	Seegene Inc.	57,570	1,052
	Korea Gas Corp.	53,684	1,045
[1]	SK Chemicals Co. Ltd.	20,779	1,034
*,1	Paradise Co. Ltd.	91,433	1,030
	Green Cross Corp.	11,458	999
	CJ ENM Co. Ltd.	19,381	978
[1]	Hite Jinro Co. Ltd.	60,827	968
[1]	Wemade Co. Ltd.	33,650	966
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	6,988	949
[1]	SSANGYONG C&E Co. Ltd.	226,645	941
*,1	Shin Poong Pharmaceutical Co. Ltd.	66,853	936
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	333,315	928
	CJ Logistics Corp.	15,917	899
	Dongsuh Cos. Inc.	59,769	849
	DL Holdings Co. Ltd.	25,620	789
	Hanwha Corp. Preference Shares	65,914	784
	Solus Advanced Materials Co. Ltd.	26,324	741
	LG H&H Co. Ltd. Preference Shares	4,951	705
[1]	SD Biosensor Inc.	69,302	704
[1]	Ottogi Corp.	2,473	691
*	NHN Corp.	31,965	630
[1]	Lotte Chilsung Beverage Co. Ltd.	5,667	544
	Amorepacific Corp. (XKRX) Preference Shares	19,249	522
*	Hanwha Galleria Co. Ltd.	236,997	245
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	2,530	116
	CJ CheilJedang Corp. Preference Shares	649	67
			1,814,650
Spain (1.6%)
	Iberdrola SA (XMAD)	12,189,028	152,138
	Banco Santander SA	32,149,053	130,277
	Banco Bilbao Vizcaya Argentaria SA	11,998,439	95,104
	Industria de Diseno Textil SA	2,107,686	80,678
	Amadeus IT Group SA	904,032	64,852
[2]	Cellnex Telecom SA	1,124,459	45,922
	Telefonica SA	10,057,301	42,852
	Repsol SA	2,578,453	39,366
	Ferrovial SE	947,247	31,391
	CaixaBank SA	7,615,157	30,805
[2]	Aena SME SA	141,556	22,605
	ACS Actividades de Construccion y Servicios SA	425,500	14,883
	Redeia Corp. SA	870,378	14,558
	Endesa SA	641,738	13,754
	Bankinter SA	1,383,677	8,952
*	Grifols SA	603,479	8,865
	Enagas SA	495,561	8,795
	Naturgy Energy Group SA	275,670	8,405
	Acciona SA	46,083	6,908
	Merlin Properties Socimi SA	672,364	6,266
*	Grifols SA (XMAD) Class B	592,909	6,263
	Inmobiliaria Colonial Socimi SA	691,712	4,465
	Mapfre SA	1,952,276	4,058

		Shares	Market Value ($000)
	Corp. ACCIONA Energias Renovables SA	116,389	3,663
			845,825
Sweden (1.9%)
	Atlas Copco AB Class A	5,043,207	71,643
	Investor AB Shares B	3,305,987	67,521
	Volvo AB Class B	3,026,128	66,752
	Assa Abloy AB Class B	1,951,433	46,918
[2]	Evolution AB	365,000	45,009
	Sandvik AB	2,166,253	44,002
	Skandinaviska Enskilda Banken AB Class A	3,284,324	39,813
	Hexagon AB Class B	4,104,659	39,798
	Atlas Copco AB Class B	3,064,669	37,845
	Swedbank AB Class A	2,023,412	37,113
	Essity AB Class B	1,224,397	30,361
	Telefonaktiebolaget LM Ericsson Class B	5,882,169	29,590
	Svenska Handelsbanken AB Class A	2,997,118	26,315
	Nibe Industrier AB Class B	2,920,789	26,310
	Epiroc AB Class A	1,278,524	25,527
	Alfa Laval AB	623,388	23,336
	H & M Hennes & Mauritz AB Class B	1,326,912	22,318
	Investor AB Shares A (XSTO)	981,994	19,943
	EQT AB	684,363	16,347
	Boliden AB	550,178	16,180
	Svenska Cellulosa AB SCA Class B	1,167,272	15,510
	SKF AB Class B	775,039	14,766
	Epiroc AB Class B	730,968	12,419
	Trelleborg AB Class B	454,551	12,101
	Indutrade AB	566,719	11,893
	Skanska AB Class B	718,541	11,460
	SSAB AB Class B	1,764,730	10,797
	Industrivarden AB Class C	379,783	10,760
	Telia Co. AB	4,970,848	10,682
	Beijer Ref AB Class B	749,240	10,189
	Saab AB Class B	184,019	9,700
	Volvo AB Class A	415,939	9,432
	Lifco AB Class B	457,692	9,228
	Castellum AB	783,943	8,928
	Securitas AB Class B	984,828	8,383
	Tele2 AB Class B	1,108,098	8,338
	Getinge AB Class B	446,494	8,320
	Husqvarna AB Class B	767,605	7,529
	Holmen AB Class B	192,185	7,403
	Sagax AB Class B	332,183	7,376
	L E Lundbergforetagen AB Class B	150,407	6,628
*	Kinnevik AB Class B	484,222	6,609
*	Swedish Orphan Biovitrum AB	318,570	6,235
	Investment AB Latour Class B	291,606	5,876
*	Fastighets AB Balder Class B	1,252,089	5,843
	Axfood AB	216,706	5,525
*,1	Volvo Car AB Class B	1,097,080	5,423
	Electrolux AB Class B	438,288	5,413
	Industrivarden AB Class A	179,532	5,098
	Sweco AB Class B	409,289	4,215
	Sagax AB Class D	354,266	891
[1]	Svenska Handelsbanken AB Class B	65,348	713
	Husqvarna AB Class A	56,030	553
	Skandinaviska Enskilda Banken AB Class C	34,469	439
	Telefonaktiebolaget LM Ericsson Class A	74,560	404

		Shares	Market Value ($000)
	SSAB AB Class A	52,291	332
	Svenska Cellulosa AB SCA Class A	23,419	311
			998,363
Switzerland (6.0%)
	Nestle SA (Registered)	5,361,428	656,878
	Roche Holding AG	1,386,133	429,773
	Novartis AG (Registered)	4,039,351	422,909
	Cie Financiere Richemont SA Class A (Registered)	1,029,541	165,790
	Zurich Insurance Group AG	297,856	144,013
	UBS Group AG (Registered)	6,047,044	134,177
	ABB Ltd. (Registered)	3,004,294	120,555
	Sika AG (Registered) Class A	291,741	90,801
	Lonza Group AG (Registered)	148,939	86,539
	Alcon Inc.	978,143	83,232
	Holcim Ltd.	1,053,684	73,438
	Swiss Re AG	580,322	60,550
	Givaudan SA (Registered)	15,975	53,923
	Partners Group Holding AG	44,370	49,811
	Swiss Life Holding AG (Registered)	61,104	38,853
	Geberit AG (Registered)	66,888	37,959
	Straumann Holding AG (Registered)	214,480	35,491
	Swisscom AG (Registered)	50,927	32,749
	Kuehne & Nagel International AG (Registered)	100,214	31,357
	Julius Baer Group Ltd.	424,288	30,051
	SGS SA (Registered)	296,063	28,746
	Sonova Holding AG (Registered)	101,741	28,360
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,094	25,610
	Chocoladefabriken Lindt & Spruengli AG (Registered)	204	24,793
	Logitech International SA (Registered)	314,532	22,237
[2]	VAT Group AG	51,652	21,954
	Roche Holding AG (Bearer)	63,097	20,921
	Schindler Holding AG (XSWX)	84,161	20,436
	Swatch Group AG (Bearer)	61,415	19,655
	SIG Group AG	662,896	17,722
	Swiss Prime Site AG (Registered)	152,413	14,755
	Baloise Holding AG (Registered)	91,164	14,111
	Barry Callebaut AG (Registered)	7,196	13,492
	Adecco Group AG (Registered)	321,344	13,096
	EMS-Chemie Holding AG (Registered)	14,342	11,971
	Georg Fischer AG (Registered)	165,363	11,294
	PSP Swiss Property AG (Registered)	90,894	10,711
	Temenos AG (Registered)	121,708	10,467
	Helvetia Holding AG (Registered)	70,600	10,448
	Tecan Group AG (Registered)	25,316	10,074
	Belimo Holding AG (Registered)	18,658	10,056
	Schindler Holding AG (Registered)	35,887	8,321
	Flughafen Zurich AG (Registered)	38,076	8,061
	Clariant AG (Registered)	455,942	7,471
	BKW AG	36,482	6,528
[1]	Banque Cantonale Vaudoise (Registered)	57,521	6,456
	DKSH Holding AG	71,765	5,791
	Bachem Holding AG	61,769	5,706
	Swatch Group AG (Registered)	73,428	4,410
	Emmi AG (Registered)	4,231	4,141
			3,196,643
Taiwan (4.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	31,109,873	561,770

		Shares	Market Value ($000)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,389,222	336,041
	Hon Hai Precision Industry Co. Ltd.	23,975,823	82,964
	MediaTek Inc.	2,993,700	65,876
	Delta Electronics Inc.	4,344,676	50,719
[1]	Quanta Computer Inc.	5,351,598	40,714
	Fubon Financial Holding Co. Ltd.	14,800,172	30,891
*	CTBC Financial Holding Co. Ltd.	36,662,939	30,671
	Mega Financial Holding Co. Ltd.	22,454,821	28,794
	Cathay Financial Holding Co. Ltd.	18,533,620	27,014
[1]	Wistron Corp.	5,749,445	25,951
	Nan Ya Plastics Corp.	11,349,615	25,292
	ASE Technology Holding Co. Ltd.	6,779,449	24,813
	E.Sun Financial Holding Co. Ltd.	29,718,828	24,478
	Uni-President Enterprises Corp.	9,638,487	23,123
	China Steel Corp.	24,735,234	22,006
	Lite-On Technology Corp. ADR	4,310,767	20,727
	Formosa Plastics Corp.	7,492,873	19,839
	First Financial Holding Co. Ltd.	20,941,876	19,373
	Taiwan Cooperative Financial Holding Co. Ltd.	20,294,993	18,998
	Yuanta Financial Holding Co. Ltd.	24,231,070	18,843
*	Chailease Holding Co. Ltd.	2,786,380	18,450
[1]	United Microelectronics Corp. ADR	2,427,363	18,230
[1]	United Microelectronics Corp.	11,302,978	16,985
	Asustek Computer Inc.	1,423,026	16,527
[1]	Novatek Microelectronics Corp.	1,153,916	15,605
*	Hotai Motor Co. Ltd.	643,000	15,525
	Chunghwa Telecom Co. Ltd. ADR	420,082	15,417
[1]	Unimicron Technology Corp.	2,564,975	15,143
[1]	Taiwan Cement Corp. (XTAI)	12,555,726	14,919
	Hua Nan Financial Holdings Co. Ltd. Class C	20,421,170	14,467
	Formosa Chemicals & Fibre Corp.	6,891,306	14,346
	Largan Precision Co. Ltd.	204,848	14,209
	Taishin Financial Holding Co. Ltd.	23,837,344	13,868
	Sinopac Holdings Co.	22,561,359	13,398
[1]	Realtek Semiconductor Corp.	965,768	13,264
	Accton Technology Corp.	1,071,000	13,067
[1]	E Ink Holdings Inc.	1,799,000	12,902
	Chunghwa Telecom Co. Ltd.	3,496,207	12,897
*	China Development Financial Holding Corp.	31,613,019	12,640
[1]	Inventec Corp.	6,087,064	12,382
[1]	Yageo Corp.	789,251	11,571
	Advantech Co. Ltd.	915,687	11,435
	Shanghai Commercial & Savings Bank Ltd.	7,521,048	10,543
	Taiwan Mobile Co. Ltd.	3,465,713	10,414
	Pegatron Corp.	4,115,038	10,021
	President Chain Store Corp.	1,125,904	10,003
[1]	Wiwynn Corp.	174,000	9,881
	Airtac International Group	315,773	9,392
	Innolux Corp.	16,709,274	8,873
	Micro-Star International Co. Ltd.	1,388,000	8,609
*	Shin Kong Financial Holdings Co. Ltd.	27,218,986	8,355
	eMemory Technology Inc.	140,000	8,296
	Compal Electronics Inc.	8,343,510	8,100
	Chang Hwa Bank	13,309,653	7,991
	Catcher Technology Co. Ltd.	1,374,153	7,599
	Far Eastern New Century Corp.	7,928,819	7,499
	Voltronic Power Technology Corp.	132,000	7,366
	Far EasTone Telecommunications Co. Ltd.	3,209,643	7,247

		Shares	Market Value ($000)
	Globalwafers Co. Ltd.	432,000	7,080
[1]	Formosa Petrochemical Corp.	2,746,580	7,010
	Eclat Textile Co. Ltd.	402,398	6,961
	Silergy Corp.	653,000	6,907
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,029,520	6,730
	Teco Electric and Machinery Co. Ltd.	3,892,000	6,673
[1]	Acer Inc.	5,763,396	6,436
[1]	Walsin Lihwa Corp.	5,032,643	6,424
	Asia Cement Corp.	4,841,519	6,211
[1]	AU Optronics Corp.	9,357,600	6,173
	Eva Airways Corp.	5,149,188	6,038
*	Feng TAY Enterprise Co. Ltd.	888,532	6,010
	Sino-American Silicon Products Inc.	1,069,000	5,845
*,1	Winbond Electronics Corp.	5,892,000	5,523
[1]	Powerchip Semiconductor Manufacturing Corp.	5,759,000	5,505
	Ruentex Development Co. Ltd.	4,749,500	5,389
	Pou Chen Corp.	5,331,125	5,305
[1]	Yang Ming Marine Transport Corp.	3,529,000	5,235
	Synnex Technology International Corp.	2,762,889	5,207
	Taiwan Business Bank	10,677,038	4,902
*	Powertech Technology Inc.	1,382,000	4,871
[1]	China Airlines Ltd.	5,872,913	4,670
[1]	Giant Manufacturing Co. Ltd.	626,548	4,648
	Cheng Shin Rubber Industry Co. Ltd.	3,717,222	4,556
[1]	ASPEED Technology Inc.	61,400	4,543
[1]	Vanguard International Semiconductor Corp.	1,820,466	4,488
[1]	Oneness Biotech Co. Ltd.	700,856	4,336
	Zhen Ding Technology Holding Ltd.	1,284,000	4,303
[1]	Win Semiconductors Corp.	820,000	4,282
	Chicony Electronics Co. Ltd.	1,244,337	4,145
	Taiwan High Speed Rail Corp.	4,298,000	4,128
	Parade Technologies Ltd.	140,000	4,110
	Foxconn Technology Co. Ltd.	2,261,925	4,018
	Hiwin Technologies Corp.	580,664	3,909
[1]	Nanya Technology Corp.	1,674,600	3,864
*	Auo Corp. ADR	583,862	3,854
[1]	Nan Ya Printed Circuit Board Corp.	422,000	3,341
	Yulon Motor Co. Ltd.	1,236,526	3,234
	Taiwan Fertilizer Co. Ltd.	1,478,000	3,021
	Wan Hai Lines Ltd.	1,841,812	2,960
	Walsin Technology Corp.	972,000	2,938
	Nien Made Enterprise Co. Ltd.	278,000	2,882
*,1	HTC Corp.	1,479,570	2,635
	ASMedia Technology Inc.	77,000	2,416
*	ENNOSTAR Inc.	1,411,000	2,225
*	Taiwan Glass Industry Corp.	3,234,089	2,224
	momo.com Inc.	113,720	2,172
[1]	Genius Electronic Optical Co. Ltd.	170,000	2,128
	Capital Securities Corp.	4,156,587	2,113
	Taiwan Secom Co. Ltd.	580,725	2,024
	Eternal Materials Co. Ltd.	2,010,398	1,988
	Far Eastern International Bank	4,626,953	1,748
	Formosa Taffeta Co. Ltd.	2,065,000	1,693
	China Motor Corp.	513,642	1,447
	Transcend Information Inc.	570,455	1,294
	U-Ming Marine Transport Corp.	839,000	1,138
[1]	Advanced Energy Solution Holding Co. Ltd.	48,000	1,060
	Formosa Sumco Technology Corp.	120,000	611

		Shares	Market Value ($000)
	ASE Technology Holding Co. Ltd. ADR	50,685	407
	Yulon Nissan Motor Co. Ltd.	49,000	306
			2,194,627
Thailand (0.6%)
	PTT PCL	28,806,578	29,476
	CP ALL PCL	12,011,675	22,296
	Delta Electronics Thailand PCL	5,610,460	18,551
*	Airports of Thailand PCL	8,679,951	18,135
	Bangkok Dusit Medical Services PCL Class F	20,877,100	17,563
	Advanced Info Service PCL	2,244,196	14,828
	PTT Exploration & Production PCL	2,780,661	12,985
	Central Pattana PCL	5,340,482	10,621
[1]	Gulf Energy Development PCL	6,140,040	8,933
	Kasikornbank PCL	2,272,718	8,377
[1]	Krung Thai Bank PCL	12,316,762	7,383
	Minor International PCL	7,523,255	7,259
	SCB X PCL Foreign	2,174,844	7,154
	Siam Cement PCL NDVR	739,280	7,025
	Siam Cement PCL (Registered)	725,894	6,898
	Bumrungrad Hospital PCL	1,088,105	6,873
	Central Retail Corp. PCL	5,659,497	6,824
[1]	Charoen Pokphand Foods PCL	9,681,228	5,745
	Energy Absolute PCL (XBKK)	3,097,641	5,620
[1]	Bangkok Bank PCL NVDR	1,078,300	5,406
	PTT Global Chemical PCL	4,090,887	4,728
	Home Product Center PCL	11,381,292	4,725
	TMBThanachart Bank PCL	88,195,796	4,435
[1]	Banpu PCL (Registered)	15,469,108	4,409
	Bangkok Expressway & Metro PCL	16,061,482	4,275
[1]	BTS Group Holdings PCL	17,327,021	4,103
	SCB X PCL NVDR	1,230,600	4,048
	True Corp. PCL	18,794,912	3,984
[1]	Krungthai Card PCL	2,640,121	3,628
	Indorama Ventures PCL	3,588,015	3,594
	PTT Oil & Retail Business PCL	5,699,100	3,565
	Thai Oil PCL	2,291,702	3,438
	Intouch Holdings PCL Class F	1,489,659	3,354
	CP Axtra PCL	3,181,387	3,209
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	3,052
	Kasikornbank PCL NVDR	808,437	2,980
	SCG Packaging PCL	2,418,800	2,864
	Land & Houses PCL (Registered)	10,266,808	2,550
	Ratch Group PCL	2,246,392	2,380
	Global Power Synergy PCL Class F	1,400,152	2,364
	Osotspa PCL	2,721,791	2,328
[1]	Thai Union Group PCL Class F	5,578,763	2,201
	Berli Jucker PCL	2,077,782	2,125
	Electricity Generating PCL	528,279	2,060
	Asset World Corp. PCL	14,493,308	1,899
[1]	Srisawad Corp. PCL	1,225,904	1,695
	B Grimm Power PCL	1,459,652	1,654
	Thai Life Insurance PCL	4,962,100	1,625
	Land & Houses PCL NVDR	6,394,100	1,588
[1]	Carabao Group PCL Class F	706,977	1,505
	Muangthai Capital PCL	1,426,662	1,482
[1]	IRPC PCL	20,609,489	1,471
	Bangkok Bank PCL (Registered)	270,602	1,357
	Siam City Cement PCL	177,239	709

		Shares	Market Value ($000)
	Intouch Holdings PCL NVDR	273,800	616
	Central Pattana PCL NVDR	258,400	514
	Bangkok Life Assurance PCL	716,902	507
	Energy Absolute PCL NVDR	270,400	491
	True Corp. PCL NVDR	2,088,999	443
[1]	Sri Trang Gloves Thailand PCL	1,807,810	380
	Bumrungrad Hospital PCL NDVR	50,700	320
[1]	Bangkok Life Assurance PCL NVDR	354,600	251
	Krung Thai Bank PCL NDVR	166,000	100
			326,958
Turkey (0.3%)
*	Turk Hava Yollari AO	1,116,116	9,706
	KOC Holding A/S	1,729,977	8,672
	BIM Birlesik Magazalar A/S	889,991	7,147
	Turkiye Petrol Rafinerileri A/S	1,773,744	6,808
	Akbank TAS	6,215,886	6,450
	Turkiye Sise ve Cam Fabrikalari A/S	2,962,224	5,873
*	Eregli Demir ve Celik Fabrikalari TAS	3,157,206	4,884
*	Turkcell Iletisim Hizmetleri A/S	2,409,536	4,622
	Enka Insaat ve Sanayi A/S	3,613,307	4,508
	Ford Otomotiv Sanayi A/S	126,262	4,450
	Haci Omer Sabanci Holding A/S	2,050,842	4,387
*	Sasa Polyester Sanayi A/S	1,600,571	3,606
	Turkiye Is Bankasi A/S Class C	6,313,240	3,544
	Yapi ve Kredi Bankasi A/S	6,451,578	3,410
	Aselsan Elektronik Sanayi Ve Ticaret A/S	1,204,086	3,334
	Tofas Turk Otomobil Fabrikasi A/S	244,852	2,745
*	Hektas Ticaret TAS	2,389,480	2,707
*	Pegasus Hava Tasimaciligi A/S	79,317	2,480
	Koza Altin Isletmeleri A/S	1,981,413	2,059
	Turkiye Garanti Bankasi A/S	1,221,957	1,993
*	Gubre Fabrikalari TAS	169,759	1,962
	Migros Ticaret A/S	177,614	1,945
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,784
*	Petkim Petrokimya Holding A/S	2,567,753	1,713
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	389,467	1,610
	Coca-Cola Icecek A/S	128,158	1,498
*	TAV Havalimanlari Holding A/S	347,561	1,449
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	413,314	1,381
	Kontrolmatik Enerji Ve Muhendislik A/S	169,157	1,317
*	Oyak Cimento Fabrikalari A/S	624,309	1,298
	AG Anadolu Grubu Holding A/S	251,210	1,289
	Turk Traktor ve Ziraat Makineleri A/S	48,963	1,278
	Arcelik A/S	221,664	1,270
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,832,007	1,237
	Alarko Holding A/S	263,407	1,018
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	979
	Dogan Sirketler Grubu Holding A/S	1,866,875	921
	Dogus Otomotiv Servis ve Ticaret A/S	97,368	895
	Aksa Enerji Uretim A/S Class B	604,560	888
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	245,040	862
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	73,964	854
	Is Yatirim Menkul Degerler A/S	1,030,909	849
*	Turk Telekomunikasyon A/S	1,067,656	844
*	Sok Marketler Ticaret A/S	498,958	843
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	842
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	258,512	837
[2]	Enerjisa Enerji A/S	428,357	807

		Shares	Market Value ($000)
*	Otokar Otomotiv Ve Savunma Sanayi A/S	72,925	781
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	767
	Nuh Cimento Sanayi A/S	122,088	763
	Borusan Yatirim ve Pazarlama A/S	10,393	743
*	Investco Holding A/S	74,375	739
	Aksa Akrilik Kimya Sanayii A/S	227,798	733
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	625,270	679
*	Bera Holding A/S	1,225,061	677
*	Turkiye Halk Bankasi A/S	1,203,597	644
	Cimsa Cimento Sanayi VE Ticaret A/S	91,863	643
*	Turkiye Vakiflar Bankasi TAO Class D	1,431,909	642
	Tekfen Holding A/S	357,302	594
	Alfa Solar Enerji Sanayi VE Ticaret AS	18,300	572
*	Vestel Elektronik Sanayi ve Ticaret A/S	247,283	566
*,2	MLP Saglik Hizmetleri A/S	157,139	564
	EGE Endustri VE Ticaret A/S	2,248	537
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	514
*	Turkiye Sinai Kalkinma Bankasi A/S	2,227,189	503
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	497
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,065,658	495
	Aygaz A/S	102,347	451
	Margun Enerji Uretim Sanayi VE Ticaret A/S	196,986	420
*	Iskenderun Demir ve Celik A/S	273,450	411
*	Ulker Biskuvi Sanayi A/S	278,919	405
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	397
*	Tukas Gida Sanayi ve Ticaret A/S	952,647	392
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	238,009	391
	Kordsa Teknik Tekstil A/S	112,344	376
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	147,057	354
*	Penta Teknoloji Urunleri Dag	392,868	352
*	Qua Granite Hayal	1,189,870	330
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	327
	Akcansa Cimento A/S	81,868	323
*	Zorlu Enerji Elektrik Uretim A/S	1,998,460	319
*	Oyak Yatirim Menkul Degerler A/S	159,450	296
*	Konya Cimento Sanayii A/S	1,813	295
*	Can2 Termik A/S	367,392	294
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	643,475	287
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	268
	Kimteks Poliuretan Sanayi VE Ticaret AS	59,783	265
	Eczacibasi Yatirim Holding Ortakligi A/S	30,123	247
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	93,395	246
*	Kiler Holding AS	382,657	220
*	Ozak Gayrimenkul Yatirim Ortakligi	653,454	220
*	Karel Elektronik Sanayi ve Ticaret A/S	247,293	213
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S	24,778	204
*	Europen Endustri Insaat Sanayi VE Ticaret AS	383,785	202
*	Erciyas Celik Boru Sanayi A/S	36,525	188
	Kocaer Celik Sanayi Ve Ticaret AS	243,473	182
	Galata Wind Enerji A/S	197,636	181
	Polisan Holding A/S	356,946	159
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	159
*	Kerevitas Gida Sanayi ve Ticaret A/S	377,575	158
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	176,657	138
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	165,475	131
*	Aydem Yenilenebilir Enerji A/S	161,609	119
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	88,605	115
			148,543

		Shares	Market Value ($000)
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	7,032,007	42,881
	First Abu Dhabi Bank PJSC	8,929,118	35,586
	Emaar Properties PJSC	13,565,889	24,962
*	Alpha Dhabi Holding PJSC	2,719,859	14,783
	Abu Dhabi Commercial Bank PJSC	5,967,451	14,268
	Dubai Electricity & Water Authority PJSC	16,354,264	11,933
	Aldar Properties PJSC	7,207,229	10,143
	Dubai Islamic Bank PJSC	5,868,996	9,191
	Abu Dhabi Islamic Bank PJSC	2,978,840	9,118
*	Multiply Group PJSC	9,223,700	8,110
	Abu Dhabi National Oil Co. for Distribution PJSC	5,827,226	6,186
	Americana Restaurants International plc (XADS)	5,555,314	5,807
	ADNOC Drilling Co. PJSC	3,292,897	3,531
	Air Arabia PJSC	4,627,370	3,390
*	Abu Dhabi Ports Co. PJSC	1,781,131	3,201
	Salik Co. PJSC	3,600,838	3,078
*	Q Holding PJSC	4,190,504	2,842
	Emaar Development PJSC	1,643,346	2,836
	Borouge plc	3,746,340	2,785
	Dubai Investments PJSC	4,174,704	2,763
*	National Marine Dredging Co.	420,663	2,519
	Fertiglobe plc	2,369,418	2,309
	Dana Gas PJSC	7,038,745	1,876
	Emirates Central Cooling Systems Corp.	3,438,109	1,798
	Dubai Financial Market PJSC	3,201,832	1,448
	Aramex PJSC	1,438,955	1,175
*	Ghitha Holding PJSC	77,844	907
*	AL Seer Marine Supplies & Equipment Co LLC	390,180	832
*	Apex Investments Co. PSC	1,019,338	583
	Americana Restaurants International plc	231,651	237
			231,078
United Kingdom (9.8%)
	AstraZeneca plc	2,965,473	426,068
	Shell plc (XLON)	13,723,521	415,929
	HSBC Holdings plc	40,106,778	333,144
	BP plc	34,641,565	214,932
	Diageo plc	4,435,735	193,586
	Glencore plc	25,010,909	152,102
	British American Tobacco plc	4,465,442	150,164
	Rio Tinto plc	2,185,445	144,453
	GSK plc	8,074,227	143,731
	Unilever plc	2,597,169	139,800
	Unilever plc (XLON)	2,430,628	130,605
	Reckitt Benckiser Group plc	1,437,103	107,656
	National Grid plc	7,371,780	97,712
	London Stock Exchange Group plc	856,963	93,062
	Compass Group plc	3,498,731	91,029
	CRH plc (SGMX)	1,480,709	88,616
	RELX plc	2,308,409	77,693
	Prudential plc (XLON)	5,527,708	76,760
	Lloyds Banking Group plc	132,154,111	76,352
	Anglo American plc	2,423,731	74,534
	BAE Systems plc	6,134,341	73,361
	Experian plc	1,838,053	71,033
	Ferguson plc	412,544	66,346
	Ashtead Group plc	875,473	64,771
	Barclays plc	31,090,015	61,692

		Shares	Market Value ($000)
	RELX plc (XLON)	1,494,869	50,230
	3i Group plc	1,911,051	48,486
	Tesco plc	14,491,313	47,996
[1]	SSE plc	2,187,859	47,308
	Haleon plc	10,493,247	45,293
	Standard Chartered plc	4,642,039	44,589
	Imperial Brands plc	1,845,442	43,599
	Vodafone Group plc	43,873,308	41,735
*	Flutter Entertainment plc (XDUB)	208,048	41,408
	Rentokil Initial plc	5,061,415	41,272
*	Rolls-Royce Holdings plc	16,830,412	39,907
	Legal & General Group plc	11,918,847	35,719
	NatWest Group plc	10,938,223	34,336
*	Flutter Entertainment plc	146,545	29,148
	Aviva plc	5,539,139	27,597
	Informa plc	2,828,801	27,524
	Smith & Nephew plc	1,753,855	26,681
	InterContinental Hotels Group plc	346,244	25,590
	Bunzl plc	676,108	25,062
	Sage Group plc	2,052,441	24,688
	Segro plc	2,428,961	23,803
	WPP plc	2,093,277	22,856
	Next plc	246,560	22,299
	Entain plc	1,250,520	22,274
	Halma plc	763,400	21,923
	BT Group plc	13,962,783	21,879
	Burberry Group plc	753,395	21,506
	Croda International plc	279,933	21,195
	Spirax-Sarco Engineering plc	147,641	21,086
	Smurfit Kappa Group plc	522,329	20,813
	Centrica plc	11,371,790	20,153
	Melrose Industries plc (XLON)	2,690,413	18,310
	Whitbread plc	407,050	18,285
	Intertek Group plc	323,784	18,138
	Associated British Foods plc	687,514	18,093
	United Utilities Group plc	1,372,649	17,602
	Mondi plc (XLON)	964,169	16,912
	Severn Trent plc	503,378	16,498
	Pearson plc	1,437,698	15,903
	Admiral Group plc	579,197	15,814
	Smiths Group plc	708,199	15,446
[2]	Auto Trader Group plc	1,802,645	14,950
	Antofagasta plc	693,888	14,925
*	Ocado Group plc	1,217,287	14,654
*	Wise plc Class A	1,413,568	14,099
	B&M European Value Retail SA	1,867,767	13,267
	St. James's Place plc	1,084,415	13,090
	Land Securities Group plc	1,488,711	12,363
	J Sainsbury plc	3,466,808	12,343
	Kingfisher plc	3,900,951	12,301
	Weir Group plc	520,468	12,258
	Rightmove plc	1,637,376	11,997
	Abrdn plc	3,993,510	11,885
	Berkeley Group Holdings plc	211,314	11,782
	Coca-Cola HBC AG	393,994	11,592
	DCC plc	199,156	11,531
	Barratt Developments plc	1,963,774	11,495
	M&G plc	4,388,062	11,303

		Shares	Market Value ($000)
	IMI plc	515,071	10,769
	Dechra Pharmaceuticals plc	221,719	10,570
	Taylor Wimpey plc	7,042,332	10,337
	Phoenix Group Holdings plc	1,459,493	10,311
	DS Smith plc	2,569,309	10,215
	Intermediate Capital Group plc	560,312	10,113
	JD Sports Fashion plc	4,958,343	10,044
	Howden Joinery Group plc	1,052,861	9,969
	Schroders plc	1,664,019	9,817
	RS Group plc	950,645	9,576
	Persimmon plc	638,676	9,495
	Beazley plc	1,333,163	9,393
	Hiscox Ltd.	667,142	9,234
	Endeavour Mining plc	367,428	8,854
[2]	ConvaTec Group plc	3,260,336	8,735
	UNITE Group plc	698,248	8,718
	Hikma Pharmaceuticals plc	323,305	8,682
	Johnson Matthey plc	361,085	8,351
	Hargreaves Lansdown plc	761,887	8,336
	British Land Co. plc	1,854,601	8,047
	Tate & Lyle plc	800,117	7,668
	ITV plc	7,463,502	6,931
	Derwent London plc	224,321	6,096
	Direct Line Insurance Group plc	2,659,025	5,135
*	International Consolidated Airlines Group SA	2,242,157	4,930
*	Dowlais Group plc	2,693,107	4,261
	Renishaw plc	68,094	3,412
[2]	Airtel Africa plc	2,172,182	3,248
	Fresnillo plc	366,461	2,904
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,174,073
Total Common Stocks (Cost $42,053,514)			52,656,853

		Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.274% (Cost $695,170)	6,953,535	695,214
Total Investments (100.6%) (Cost $42,748,684)			53,352,067
Other Assets and Liabilities—Net (-0.6%)			(295,970)
Net Assets (100%)			53,056,097
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $502,625,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $1,491,527,000, representing 2.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $543,007,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2023	2,902	320,062	9,912
MSCI Emerging Markets Index	September 2023	2,313	121,930	5,707
				15,619

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	9/20/23	EUR	36,643	USD	40,180	211	—
Citibank, N.A.	9/20/23	INR	1,934,344	USD	23,507	—	(28)
BNP Paribas	9/20/23	INR	1,030,401	USD	12,438	70	—
HSBC Bank plc	9/20/23	INR	712,732	USD	8,661	—	(10)
State Street Bank & Trust Co.	9/20/23	INR	712,732	USD	8,636	15	—
Bank of America, N.A.	9/20/23	INR	575,999	USD	6,948	44	—
State Street Bank & Trust Co.	9/20/23	INR	356,366	USD	4,331	—	(6)
JPMorgan Chase Bank, N.A.	9/20/23	JPY	4,211,269	USD	30,193	—	(351)
UBS AG	9/20/23	JPY	2,200,000	USD	15,431	159	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/20/23	USD	25,187	AUD	37,602	—	(115)
Morgan Stanley Capital Services Inc.	9/20/23	USD	9,707	BRL	48,712	—	(505)
Goldman Sachs International	9/20/23	USD	9,703	BRL	48,712	—	(509)
State Street Bank & Trust Co.	9/20/23	USD	8,402	CAD	11,274	—	(154)
State Street Bank & Trust Co.	9/20/23	USD	47,737	CHF	42,872	—	(1,700)
UBS AG	9/20/23	USD	47,694	CHF	42,872	—	(1,742)
Bank of Montreal	9/20/23	USD	100,226	EUR	92,687	—	(1,942)
Bank of America, N.A.	9/20/23	USD	34,139	GBP	27,486	—	(1,143)
Standard Chartered Bank	9/20/23	USD	32,248	HKD	251,963	—	(72)
Royal Bank of Canada	9/20/23	USD	10,515	HKD	82,168	—	(25)
HSBC Bank plc	9/20/23	USD	5,093	HKD	39,805	—	(13)
BNP Paribas	9/20/23	USD	3,004	HKD	23,474	—	(7)
Bank of America, N.A.	9/20/23	USD	2,641	HKD	20,638	—	(6)
BNP Paribas	9/20/23	USD	73,772	JPY	10,156,345	1,801	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	3,531	KRW	4,568,095	—	(64)
State Street Bank & Trust Co.	9/20/23	USD	3,530	KRW	4,568,095	—	(65)
State Street Bank & Trust Co.	9/20/23	USD	10,835	SEK	117,535	—	(359)
BNP Paribas	9/20/23	USD	13,427	TWD	415,808	113	—
UBS AG	9/20/23	USD	7,904	TWD	240,543	203	—
						2,616	(8,816)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,601,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,673,458	17,951	—	4,691,409
Common Stocks—Other	819,452	47,130,630	15,362	47,965,444
Temporary Cash Investments	695,214	—	—	695,214
Total	6,188,124	47,148,581	15,362	53,352,067
Derivative Financial Instruments
Assets
Futures Contracts[1]	15,619	—	—	15,619
Forward Currency Contracts	—	2,616	—	2,616
Total	15,619	2,616	—	18,235
Liabilities
Forward Currency Contracts	—	8,816	—	8,816
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.